Registration No. _________
                                                             File No. 811-10153

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                [  X  ]

Pre-Effective Amendment No. _____                          [     ]

Post-Effective Amendment No.                               [     ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                [  X  ]

Amendment No. ___                                          [     ]

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                           OPPENHEIMER SELECT MANAGERS
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              (Exact Name of Registrant as Specified in Charter)

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                  6803 South Tucson Way, Englewood, CO 80112
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              (Address of Principal Executive Offices) (Zip Code)

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                                (212) 323-0200
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             (Registrant's Telephone Number, including Area Code)

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                             Andrew J. Donohue, Esq.
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                             OppenheimerFunds, Inc.
                 Two World Trade Center, New York, NY 10048-0203
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[     ]      Immediately upon filing pursuant to paragraph (b)
[     ]      On __________________ pursuant to paragraph (b)
[     ]      60 days after filing pursuant to paragraph (a)(1)
[     ]      On ______________ pursuant to paragraph (a)(1)
[     ]      75 days after filing pursuant to paragraph (a)(2)
[     ]      On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Select Managers



Prospectus dated January 2, 2001


Mercury Advisors S&P 500 Index Fund
Mercury Advisors Focus Growth Fund
PGAM Active Balanced Fund
Jennison Growth Fund
Salomon Brothers Capital Fund
Gartmore Millenium Growth Fund








As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Funds' securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

           About the Funds
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           Mercury Advisors S&P 500 Index Fund
           Mercury Advisors Focus Growth Fund
           PGAM Active Balanced Fund
           Jennison Growth Fund
           Salomon Brothers Capital Fund
           Gartmore Millenium Growth Fund

           About the Funds' Investments

           How the Funds are Managed


           About Your Account
-------------------------------------------------------------------------------

           How to Buy Shares
           Class A Shares
           Class B Shares
           Class C Shares
           Class N Shares
           Class Y Shares

           Special Investor Services
           AccountLink
           PhoneLink
           OppenheimerFunds Internet Web Site
           Retirement Plans

           How to Sell Shares
           By Mail
           By Telephone

           How to Exchange Shares

           Shareholder Account Rules and Policies

           Dividends, Capital Gains and Taxes

           Master/Feeder Structure

ABOUT THE FUNDS

MERCURY ADVISORS S&P 500 INDEX FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks to match the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") as closely as possible before the deduction of Fund expenses.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund is a non-diversified mutual fund that invests all of its assets in a registered investment company (the "master fund") that has the same goals as the Fund. All investments will be made by the master fund. This structure is sometimes referred to as a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the master fund. For simplicity, this Prospectus uses the term "Fund" to include the master fund. For more information on the master/feeder structure, see "Master/Feeder Structure" on page __.

      The Fund invests at least 80% of its assets in securities or other financial instruments in, or correlated with the S&P 500 in roughly the same proportions as their weightings in the S&P 500. The Fund may invest in all 500 stocks in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. The Fund may also invest in a strategically selected sample of the 500 stocks in the S&P 500 which has aggregate investment characteristics, such as average market capitalization and industry weightings, similar to the S&P 500 as a whole, but which involves less transaction cost than would be incurred by purchasing all 500 stocks. The Adviser may also purchase stocks not included in the S&P 500 when it believes that it would be a cost effective way of approximating the S&P 500's performance to do so. If the Adviser uses these techniques, the Fund may not track the S&P 500 as closely as it would if it were fully replicating the S&P 500.

      The Fund may invest in illiquid securities, repurchase agreements, and may engage in securities lending. The Fund may also invest in short term money market instruments such as cash reserves to maintain liquidity. These instruments may include obligations of the U.S. Government, its agencies, or instrumentalities, highly rated bonds or comparable unrated bonds, commercial paper, bank obligations and repurchase agreements. To the extent the Fund invests in short term money market instruments, it will generally also invest in options, futures or other derivatives in order to seek to maintain full exposure to the S&P 500. The Fund does not expect that it will, under normal circumstances, invest in options, futures, other derivative instruments or short term money market instruments in order to lessen the Fund's exposure to common stocks as a defensive strategy, but will instead generally attempt to remain fully invested at all times.

      The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts linked to the performance of the S&P 500. Derivatives allow the Fund to increase or decrease its exposure to the S&P 500 quickly and at less cost than buying or selling stocks. The Fund will invest in options, futures and derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the target index.

How Does the Fund's Adviser Decide What Securities To Buy or Sell? The Fund's investment adviser, Mercury Advisors (the "Adviser") provides the day-to-day portfolio management of the Fund's assets. The Fund's portfolio manager is employed by the Adviser. The Adviser will not attempt to buy or sell securities based on its economic, financial or market analysis, but will instead employ a "passive" investment approach. This means that the Adviser will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500 before deduction of Fund expenses. The Adviser will buy or sell securities only when it believes it is necessary to do so in order to match the performance of the S&P 500.

Who is the Fund Designed For? The Fund is designed for investors who want to invest in the securities of large U.S. companies contained in the S&P 500 and are willing to accept the risk that the value of their investment may decline. The Fund does not seek current income and the income from its investments will likely be small. The Fund is not designed for investors needing current income or preservation of capital. Shares of the Fund are available for purchase by retirement plans only. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have some degree of risk. The Fund's investments are subject to changes in their value from a number of factors, some of which are described below. The risks described below collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund or the master fund will achieve its investment objective.

      Selection Risk. The Fund is subject to selection risk, which is the risk that the Fund's investments, which may not fully mirror the index, may underperform the securities in the index. The Fund will attempt to be fully invested at all times, and will not hold a significant portion of its assets in cash. The Fund will generally not attempt to hedge against adverse market movements. Therefore, the Fund might go down in value more than other mutual funds in the event of a general market decline. In addition, the Fund has operating and other expenses while the S&P 500 Index does not. As a result, while the Fund will attempt to track the S&P 500 Index as closely as possible, it will tend to underperform the S&P 500 Index to some degree over time.

      Risks of Investing in Stocks. Because the Fund invests primarily in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. Prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may also behave differently from each other. Securities in the Fund's portfolio may not increase as much as the market as a whole. Some securities may not be actively traded, and therefore, may not be readily bought or sold. Although at times some of the Fund's investments may appreciate in value rapidly, investors should not expect that most of the Fund's investments will appreciate rapidly.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. Risks of Non-Diversification. The Fund is "non-diversified." That means that compared to funds that are diversified, it can invest a greater portion of its assets in the securities of one issuer, such as the master fund. However, the master fund invests, under normal circumstances, at least 80% of its assets in securities or other financial instruments which are contained in or correlated with securities in the S&P 500 Index. Therefore, the portfolio investments of the master fund may be diversified.

HOW RISKY IS THE FUND OVERALL? The Fund focuses its investments on the stocks of large U.S. companies with the intent of replicating the S&P 500 before deduction of fees and expenses. The price of the Fund's shares can go up and down substantially. The Fund does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. The Fund may focus its investments in a limited number of issuers and is non-diversified. It will therefore be vulnerable to the effects of economic changes that affect those issuers. These changes can affect the value of the Fund's investments and its prices per share. In the OppenheimerFunds spectrum, the Fund is generally more aggressive than funds that invest in both stocks and bonds, but may be less volatile than mid-cap stock funds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Performance

      The Fund recently commenced operations and does not have a performance record. The Fund will be a feeder fund of the master fund. The Fund and the master fund have identical investment objectives and policies and utilize the same portfolio management personnel.

      The bar chart and table on the following page are based upon performance of the master fund. The bar chart and table provide an indication of the risks of investing in the master fund, which are identical to the risks of investing in the Fund. The bar chart shows changes in performance of the master fund for each of the past ten calendar years. Sales charges are not reflected in the bar chart. The bar chart also does not reflect the estimated annual operating expenses of the master fund. If sales charges and the estimated annual operating expenses were reflected, returns would be less than those shown. The table compares the average annual total returns for the Fund's Class A shares for the periods shown with those of the S&P 500 Index. The average annual total returns of the Fund's shares are based on the performance of the master fund, adjusted for the sales charges and Fund expenses shown in the Shareholder Fees table and Annual Fund Operating Expenses table, respectively. How the master fund performed in the past is not necessarily an indication of how the master fund or the Fund will perform in the future.

                          [Insert Bar Chart]

      During the ten-year period shown in the bar chart, the highest return for a quarter was ____% (quarter ended __________________) and the lowest return for a quarter was ____% (quarter ended __________________). The year-to-date return as of September 30, 2000 was 2.73%.


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                                          Past Ten
 Average   Annual  Total Past     Past    Years/Since
 Returns   (as   of  the One Year Five    Inception
 calendar   year   ended           Years
 12/31/99)
 ---------------------------------------------------
 ---------------------------------------------------
 Mercury Advisors S&P       %        %        %
 500 Index  Fund* -
 Class A                  21.04%  28.54%   27.19%
 S&P 500 Index**
 ---------------------------------------------------
 ---------------------------------------------------
 Mercury Advisors S&P       %        %        %
 500 Index Fund* -
 Class B
 ---------------------------------------------------
 ---------------------------------------------------
 Mercury Advisors S&P       %        %        %
 500 Index Fund* -
 Class C
 ---------------------------------------------------
 ---------------------------------------------------
 Mercury Advisors S&P       %        %
 500 Index Fund* -                        %
 Class N
 ---------------------------------------------------
 ---------------------------------------------------
 Mercury Advisors S&P       %        %
 500 Index Fund* -                        %
 Class Y
 ---------------------------------------------------
  * The performance is that of the master fund adjusted for the sales charges and Fund expenses of each class of shares of the Fund.
** The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of a Fund. The numbers below are based on the Fund's expected expenses during its first fiscal year.

Shareholder Fees (charges paid directly from your investment):


 --------------------------------------------------------
                         Class A Class Class Class Class
                                 Shares B C N Y
                              Shares Shares SharesShares
 --------------------------------------------------------
 --------------------------------------------------------
 Maximum Sales
 Charge (Load) on     5.75%    None   None  None   None
 purchases
 (as % of offering
 price)
 --------------------------------------------------------
 --------------------------------------------------------
 Maximum Deferred
 Sales
 Charge (Load) (as    None1    5%2    1%3    1%4   None
 % of the
 lower of the
 original offering
 price or
 redemption
 proceeds)
 --------------------------------------------------------
1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within twelve (12) months of purchase. 4. Applies to redemptions occurring within eighteen (18) months of first purchase.


Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

 -----------------------------------------------------------------
                      Class A  Class   Class C  Class N  Class Y
                       Shares     B     Shares   Shares   Shares
                               Shares
 -----------------------------------------------------------------
 -----------------------------------------------------------------
 Management Fees       0.05%    0.05%   0.05%    0.05%    0.05%
 -----------------------------------------------------------------
 -----------------------------------------------------------------
 Distribution  and/or
 Service               0.25%    1.00%   1.00%    0.50%     None
 (12b-1) Fees
 -----------------------------------------------------------------
 -----------------------------------------------------------------
 Other Expenses          %        %       %        %        %
 -----------------------------------------------------------------
 -----------------------------------------------------------------
 Total         Annual    %        %       %        %        %
 Operating Expenses
 -----------------------------------------------------------------

     The expenses include the expenses of the Fund and the pro rata share of the expenses of the master fund. The management fee listed is the fee paid by the master fund and incurred indirectly by this Fund. This Fund does not pay a management fee directly to the Adviser. The Adviser has entered into a contractual arrangement to provide that the management fee for the master fund, when combined with administrative fees of certain funds that invest in the master fund, will not exceed a specific amount. As a result of this contractual arrangement, the Adviser currently receives management fees of 0.005%. This arrangement has a one-year term and is renewable. "Other Expenses" are estimates of administration fees, transfer agent fees, custodial expenses, and accounting and legal expenses based on the Manager's projections of what those expenses will be in the Fund's first fiscal year. Expenses may vary in future years.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

 ---------------------------------------------
 If shares are           1 Year     3 Years
 redeemed:
 ---------------------------------------------
 ---------------------------------------------
 Class A Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class B Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class C Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class N Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class Y Shares            $           $
 ---------------------------------------------


 ---------------------------------------------
 If shares are not       1 Year     3 Years
 redeemed:
 ---------------------------------------------
 ---------------------------------------------
 Class A Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class B Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class C Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class N Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class Y Shares            $           $
 ---------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There are no sales charges on Class Y shares.

MERCURY ADVISORS FOCUS GROWTH FUND

What is the Fund's Investment Objective? The Fund seeks long-term capital appreciation.

What Does the Fund Mainly Invest In? The Fund is a non-diversified mutual fund that invests all of its assets in a registered investment company (the "master fund") that has the same goals as the Fund. All investments will be made by the master fund. This structure is sometimes referred to as a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the master fund. For simplicity, this Prospectus uses the term "Fund" to include the master fund. For more information on the master/feeder structure, see "Master/Feeder" Structure on page __.

      The Fund invests primarily in common stocks of approximately 20 companies that the Fund's investment adviser, Mercury Advisors (the "Adviser") believes have strong earnings growth and capital appreciation potential. To a lesser extent, the Fund also may invest in preferred stock, convertible securities, warrants and rights to subscribe to common stock of those companies.

How Does the Adviser Decide What Securities To Buy or Sell? The Adviser provides the day-to-day portfolio management of the Fund's assets. In selecting securities for the Fund, the Adviser analyzes the overall investment opportunities and risks in different market sectors and industries. Using a bottom-up approach, the Adviser looks for companies with growth characteristics such as positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth, and evaluates the quality of the company's earnings. The Adviser will emphasize investment in common stocks of companies with large stock market capitalizations (greater than $5 billion).

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation in their investment over the long term. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for a fund seeking long-term capital appreciation. The Fund does not seek current income and is not designed for investors needing current income or preservation of capital. Because of its focus on long-term capital appreciation, the Fund may be appropriate for a portion of a retirement plan investment. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Adviser will cause the Fund to underperform other funds having a similar objective.

      The risks described below collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund or the master fund will achieve its investment objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund invests primarily in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets in which it invests. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector.

Risks of  Growth  Stocks.   Stocks  of  growth  companies,   particularly  newer
      companies, may offer opportunities for greater long-term capital appreciation but may be more volatile than stocks of larger, more established companies. They have greater risks if the company's earnings growth or stock price fails to increase as expected.

Risks of Non-Diversification. The Fund is "non-diversified." That means that compared to funds that are diversified, it can invest a greater portion of its assets in the securities of one issuer. Having a higher percentage of its assets invested in the securities of fewer issuers could result in greater fluctuations of the Fund's share prices due to events affecting a particular issuer.

HOW RISKY IS THE FUND OVERALL? In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. Growth stocks may be more volatile than other equity investments. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. The Fund focuses its investments in a limited number of issuers and is non-diversified. It will therefore be vulnerable to the effects of economic changes that affect those issuers. These changes can affect the value of the Fund's investments and its prices per share. In the OppenheimerFunds spectrum, the Fund is generally more aggressive than funds that invest in both stocks and bonds or in investment grade debt securities, but may be less volatile than mid-cap and small cap funds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Performance

      The Fund recently commenced operations and does not have a performance record. The Fund will be a feeder fund of the master fund. The Fund and the master fund have identical investment objectives and policies and utilize the same portfolio management personnel.

      The bar chart and table on the following page are based upon performance of the master fund. The bar chart and table provide an indication of the risks of investing in the master fund, which are identical to the risks of investing in the Fund. The bar chart shows changes in performance of the master fund for each of the past ten calendar years. Sales charges are not reflected in the bar chart. The bar chart also does not reflect the estimated annual operating expenses of the master fund. If sales charges and the estimated annual operating expenses were reflected, returns would be less than those shown. The table compares the average annual total returns for the Fund's Class A shares for the periods shown with those of the S&P 500 Index. The average annual total returns of the Fund's shares are based on the performance of the master fund, adjusted for the sales charges and Fund expenses shown in the Shareholder Fees table and Annual Fund Operating Expenses table, respectively. How the master fund performed in the past is not necessarily an indication of how the master fund or the Fund will perform in the future.

                          [Insert Bar Chart]

      During the ten-year period shown in the bar chart, the highest return for a quarter was ____% (quarter ended __________________) and the lowest return for a quarter was ____% (quarter ended __________________). The year-to-date return as of September 30, 2000 was 2.73%.


 ---------------------------------------------------

                                          Past Ten
 Average   Annual  Total Past     Past    Years/Since
 Returns   (as   of  the One Year Five    Inception
 calendar   year   ended           Years
 12/31/99)
 ---------------------------------------------------
 ---------------------------------------------------
 Mercury Advisors Focus     %        %        %
 Growth Fund* - Class A
 S&P 500 Index**          21.04%  28.54%   27.19%
 ---------------------------------------------------
 ---------------------------------------------------
 Mercury Advisors Focus     %        %        %
 Growth Fund* - Class B
 ---------------------------------------------------
 ---------------------------------------------------
 Mercury Advisors Focus     %        %        %
 Growth Fund* - Class C
 ---------------------------------------------------
 ---------------------------------------------------
 Mercury Advisors Focus     %        %        %
 Growth Fund* - Class N
 ---------------------------------------------------
 ---------------------------------------------------
 Mercury Advisors Focus     %        %        %
 Growth Fund* - Class Y
 ---------------------------------------------------
  * The performance is that of the master fund adjusted for the sales charges and Fund expenses of each class of shares of the Fund.
** The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.


Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expected expenses during its first fiscal year.

Shareholder Fees (charges paid directly from your investment):


 ----------------------------------------------------------
                     Class   Class  Class   Class N Class
                        A      B       C    Shares    Y
                     Shares  Shares Shares          Shares
 ----------------------------------------------------------
 ----------------------------------------------------------
 Maximum Sales
 Charge (Load) on     5.75%   None   None    None    None
 purchases
 (as % of offering
 price)
 ----------------------------------------------------------
 ----------------------------------------------------------
 Maximum Deferred
 Sales
 Charge (Load) (as    None1   5%2     1%      1%4    None
 % of the
 lower of the
 original offering
 price or
 redemption
 proceeds)
 ----------------------------------------------------------
1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within twelve (12) months of purchase.
4. Applies to redemptions occurring within eighteen (18) months of first purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

 --------------------------------------------------------------
                       Class A  Class  Class   Class N Class
                        Shares    B       C    Shares     Y
                                Shares Shares          Shares
 --------------------------------------------------------------
 --------------------------------------------------------------
 Management Fees        0.60%   0.60%   0.60%   0.60%   0.60%
 --------------------------------------------------------------
 --------------------------------------------------------------
 Distribution   and/or
 Service (12b-1)        0.25%   1.00%   1.00%   0.50%    N/A
 Fees
 --------------------------------------------------------------
 --------------------------------------------------------------
 Other Expenses           %       %       %       %       %
 --------------------------------------------------------------
 --------------------------------------------------------------
 Total          Annual    %       %       %       %       %
 Operating Expenses
 --------------------------------------------------------------

     The expenses include the expenses of the Fund and the pro rata share of the expenses of the master fund. The management fee listed is the fee paid by the master fund and incurred indirectly by this Fund. This Fund does not pay a management fee directly to the Adviser. "Other Expenses" are estimates of administration fees, transfer agent fees, custodial expenses, and accounting and legal expenses based on the Manager's projections of what those expenses will be in the Fund's first fiscal year. Expenses may vary in future years.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

 ---------------------------------------------
 If shares are           1 Year     3 Years
 redeemed:
 ---------------------------------------------
 ---------------------------------------------
 Class A Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class B Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class C Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class N Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class Y Shares            $           $
 ---------------------------------------------

 ---------------------------------------------
 If shares are not       1 Year     3 Years
 redeemed:
 ---------------------------------------------
 ---------------------------------------------
 Class A Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class B Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class C Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class N Shares            $`          $
 ---------------------------------------------
 ---------------------------------------------
 Class Y Shares            $           $
 ---------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There are no sales charges on Class Y shares.

PGAM ACTIVE BALANCED FUND

What is the Fund's Investment Objective? The Fund seeks income and long-term growth of capital.

What Does the Fund Mainly Invest In? To seek income and long-term growth of capital, the Fund invests mainly in a wide variety of equity securities, debt securities and money market instruments. The Fund's investments will be actively shifted among these asset classes in order to capitalize on valuation opportunities and to maximize the Fund's total return. The Fund also invests in other equity securities, such as non-convertible preferred stocks and securities convertible into common stock.

      Under normal market conditions, the Fund invests:

o 40% to 75% of its total assets in equity securities, including common stocks and preferred stocks of issuers of every size - small, medium and large capitalization.
o       25% to 60% of its total assets in investment-grade debt securities.
o       0% to 35% of its total assets in money market instruments.

How Do The Portfolio Managers Decide What Securities To Buy or Sell? The Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager") has retained The Prudential Investment Corporation (the "Subadviser") to provide the day-to-day portfolio management of the Fund's assets. The Fund's portfolio managers are employed by the Subadviser. In selecting securities for the Fund, the Fund's portfolio managers use a quantitative model. They manage the stock portion of the Fund's portfolio using behavioral finance models to search for securities of established companies believed to be underpriced, while maintaining a risk profile like the Standard & Poor's 500 Composite Stock Price Index.

      The portfolio managers allocate the Fund's investments among equity and debt securities after assessing the relative values of these different types of investments under prevailing market conditions. The portfolio might hold stocks, bonds and money market instruments in different proportions at different times. While stocks and other equity securities are normally emphasized to seek growth of capital, the portfolio managers might buy bonds and other fixed-income securities, instead of stocks, when they think that:
      o common stocks in general appear to be overvalued, o debt securities offer meaningful capital growth opportunities relative to common stocks, or
      o it is desirable to maintain liquidity pending investment in equity securities to seek capital growth opportunities.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking growth of capital over the long term with the opportunity for some income. Those investors should be willing to assume the risk of short-term share price fluctuations that are typical for a fund emphasizing equity investments. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Because of its primary focus on long-term growth of capital, the Fund may be appropriate for moderately aggressive investors. Shares of the Fund are available for purchase by retirement plans only. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments in stocks and bonds are subject to changes in their value from a number of factors, as described below. There is also the risk that poor security selection by the portfolio manager will cause the Fund to underperform other funds having a similar objective.

      The risks described below collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund normally focuses its investments in equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets in which it invests. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. Because the Fund can buy both U.S. and foreign stocks it could be affected by changes in domestic and foreign stock markets.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund invests in securities of large companies and can also buy securities of small and medium-capitalization companies, which may have more volatile stock prices than large companies.

Industry Focus.  At times the Fund may  increase  the  relative  emphasis of its investments in stocks of companies in a single industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, or by changes in government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund increases the emphasis of its investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

INTEREST RATE RISK. The values of debt securities are subject to change when prevailing interest rates change. When interest rates fall, the value of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities. CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares might fall. While the Fund's investments in U.S. Government securities are subject to little credit risk, the Fund's other investments in debt securities are subject to risks of default. A downgrade in an issuer's credit rating or other adverse news about an issue can reduce a security's market value.

      The Fund can invest up to 20% of its total assets in debt obligations rated BB or B by Standard & Poor's Ratings Group or Ba or B by Moody's Investors Service, Inc. or the equivalent rating by another major rating service. These lower-rated obligations - also known as "junk bonds" - have a higher risk of default and tend to be less liquid and more volatile than higher-rated obligations. The Fund also may invest in obligations that are not rated, but that the Subadviser believes are of comparable quality to these obligations.

HOW RISKY IS THE FUND OVERALL? In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. The Fund's income-oriented investments may help cushion the Fund's total return from changes in stock prices, but fixed-income securities have their own risks and normally are not the primary emphasis of the Fund. In the OppenheimerFunds spectrum, the Fund is more conservative than aggressive growth stock funds, but has greater risk than investment-grade bond funds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Performance

      The Fund recently commenced operations and does not have a performance record. The Fund is substantially similar to the Prudential Active Balanced Fund, a separate mutual fund managed by The Prudential Investment Corporation (the "Prudential Fund") as they both have identical investment objectives and policies and utilize the same portfolio management personnel.

      The bar chart and table on the following page are based upon performance of the Prudential Fund. The bar chart and table provide an indication of the risks of investing in the Prudential Fund, which are similar to the risks of investing in this Fund. The bar chart shows changes in performance of the Prudential Fund - Class Z shares for each of the past eight calendar years. Sales charges are not reflected in the bar chart. The bar chart also does not reflect the estimated annual operating expenses of the Prudential Fund. If sales charges and the estimated annual operating expenses were reflected, returns would be less than those shown. The table compares the average annual total returns for the Fund's Class A shares for the periods shown with those of the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index. The average annual total returns of the Fund's shares are based on the performance of the Prudential Fund - Class Z shares, adjusted for the sales charges and estimated Fund expenses shown in the Shareholder Fees table and in the Annual Fund Operating Expenses table. How the Prudential Fund Class Z shares performed in the past is not necessarily an indication of how this Fund will perform in the future.

                          [Insert Bar Chart]

      During the ten-year period shown in the bar chart, the highest return for a quarter was ____% (quarter ended __________________) and the lowest return for a quarter was ____% (quarter ended __________________). The year-to-date return as of September 30, 2000 was ____%.


 ---------------------------------------------------

                                          Past Ten
 Average   Annual  Total Past     Past    Years/Since
 Returns   (as   of  the One Year Five    Inception
 calendar   year   ended           Years
 12/31/99)
 ---------------------------------------------------
 ---------------------------------------------------
 PGAM Active Balanced       %        %        %
 Fund* - Class A
 S&P 500 Index**          21.04%  28.54%   27.19%
 ---------------------------------------------------
 ---------------------------------------------------
 Lehman Brothers            %        %        %
 Government/Corporate
 Bond Index**
 ---------------------------------------------------
 ---------------------------------------------------
 PGAM Active Balanced       %        %        %
 Fund* -
 Class B
 ---------------------------------------------------
 ---------------------------------------------------
 PGAM Active Balanced       %        %        %
 Fund* -
 Class C
 ---------------------------------------------------
 ---------------------------------------------------
 PGAM Active Balanced       %        %        %
 Fund* - Class N
 ---------------------------------------------------
 ---------------------------------------------------
 PGAM Active Balanced       %        %        %
 Fund* -
  Class Y
 ---------------------------------------------------
  * The performance is that of the Prudential Fund, which began operations 11/7/96, adjusted for the sales charges and estimated expenses of Class A shares of the Fund.
** The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stocks. The Lehman Brothers
Government/Corporate Bond Index is a weighted index of public, fixed rate, non-convertible domestic corporate debt securities rated at least investment grade and public obligations of the U.S. Treasury.
The index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs. Also, the Fund may have investments that vary from each index.

Fees and Expenses of the Fund

      The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expected expenses during its first fiscal year.


Shareholder Fees (charges paid directly from your investment):

------------------------------------------------------
                          Class Class Class Class Class
                                    A B C N Y
                         SharesSharesShares SharesShares
------------------------------------------------------
------------------------------------------------------
Maximum Sales Charge
(Load) on purchases   5.75% None  None   None  None
(as % of offering
price)
------------------------------------------------------
------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
(as % of the lower    None1 5%2   1%3    1%4   None
of the original
offering price or
redemption proceeds)
------------------------------------------------------
1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within twelve (12) months of purchase.
4. Applies to redemptions occurring within eighteen (18) months of first purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

------------------------------------------------------------
                            Class Class  Class Class  Class
                            A     B      C     N      Y
                            SharesShares SharesShares Shares
------------------------------------------------------------
------------------------------------------------------------
Management Fees             0.95% 0.95%  0.95% 0.95%  0.95%
------------------------------------------------------------
------------------------------------------------------------
Distribution and/or         0.25% 1.00%  1.00% 0.50%  None
Service (12b-1) Fees
------------------------------------------------------------
------------------------------------------------------------
Other Expenses              %     %      %     %      %
------------------------------------------------------------
------------------------------------------------------------
Total Annual Operating      %     %      %     %      %
Expenses
------------------------------------------------------------
Because the Fund is a new fund with no operating history, the rates for management fees are the maximum rates that can be charged. "Other Expenses" are estimates of transfer agent fees, custodial expenses, and accounting and legal expenses, among others, based on the Manager's projections of what those expenses will be in the Fund's first fiscal year. Expenses may vary in future years.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

-----------------------------------------------
If shares are         1 Year      3 Years
redeemed:
-----------------------------------------------
-----------------------------------------------
Class A Shares        $           $
-----------------------------------------------
-----------------------------------------------
Class B Shares        $           $
-----------------------------------------------
-----------------------------------------------
Class C Shares        $           $
-----------------------------------------------
-----------------------------------------------
Class N Shares        $           $
-----------------------------------------------
-----------------------------------------------
Class Y Shares        $           $
-----------------------------------------------

-----------------------------------------------
If shares are not     1 Year      3 Years
redeemed:
-----------------------------------------------
-----------------------------------------------
Class A Shares        $           $
-----------------------------------------------
-----------------------------------------------
Class B Shares        $           $
-----------------------------------------------
-----------------------------------------------
Class C Shares        $           $
-----------------------------------------------
-----------------------------------------------
Class N Shares        $           $
-----------------------------------------------
-----------------------------------------------
Class Y Shares        $           $
-----------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.

JENNISON GROWTH FUND

What is the Fund's Investment Objective? The Fund seeks long-term growth of capital.

What Does the Fund Mainly Invest In? Under normal market conditions, the Fund invests at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the portfolio manager believes have above-average growth prospects. These companies are generally considered medium to large capitalization companies. They tend to have a unique market niche, a strong new product profile or superior management. Equity-related securities in which the Fund primarily invests are common stocks, non-convertible preferred stocks and convertible securities. The Fund may also invest in American Depository Receipts, warrants and rights that can be exercised to obtain stock, and real estate investment trusts.

      The Fund can invest up to 20% of its assets in foreign equity securities. The Fund can invest in investment-grade fixed-income securities, including mortgage-related securities, and U.S. government obligations. The Fund also may engage in short sales and may use derivatives for hedging or to improve the Fund's returns.

How Does the Portfolio Manager Decide What Securities To Buy or Sell? The Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager") has retained Jennison Associates LLC (the "Subadviser") to provide the day-to-day portfolio management of the Fund's assets. The Fund's portfolio manager is employed by the Subadviser. In selecting securities for the Fund, the Fund's portfolio manager looks to invest in large companies experiencing some or all of the following:

o     above-average revenue and earnings per share growth
o     strong market position
o     improving   profitability  and  distinctive  attributes  such  as  unique marketing ability
o     strong research and development
o     productive new product flow
o     financial strength

      Such companies generally trade at high prices relative to their current earnings. The portfolio manager will consider selling or reducing a stock position when, in the opinion of the portfolio manager, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement.

Who Is the Fund Designed For? The Fund is designed for investors seeking long-term growth of capital. Those investors should be willing to assume the greater risks of share price fluctuations that are typical for a growth fund focusing on stock investments. Since the Fund does not seek income and its income from investments will likely be small, it is not designed for investors needing current income. Because of its focus on long-term growth of capital, the Fund may be appropriate for a portion of a retirement plan investment. This Fund is not a complete investment program.


Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund's portfolio manager will cause the Fund to underperform other funds having a similar objective.

    The risks described below collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

RISKS OF INVESTING IN STOCKS. Because the Fund invests primarily in common stocks of U.S. companies, the value of the Fund's portfolio will be affected by changes in the U.S. stock markets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. Because the Fund can buy U.S. and foreign stocks, it could be affected by changes in domestic and foreign stock markets.

    Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

HOW RISKY IS THE FUND OVERALL? In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. Growth stocks may be more volatile than other equity investments. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. In the OppenheimerFunds spectrum, the Fund is generally more aggressive than funds that invest in both stocks and bonds or in investment grade debt securities, but may be less volatile than small-cap and emerging markets stock funds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Performance

      The Fund recently commenced operations and does not have a performance record. The Fund is substantially similar to the Jennison Growth Fund, a separate mutual fund managed by Jennison Associates LLC (the "Prudential Fund") as they both have identical investment objectives and policies and utilize the same portfolio management personnel.

      The bar chart and table on the following page are based upon performance of the Prudential Fund. The bar chart and table provide an indication of the risks of investing in the Prudential Fund, which are similar to the risks of investing in this Fund. The bar chart shows changes in performance of the Prudential Fund - Class A shares for each of the past four calendar years. Sales charges are not reflected in the bar chart. The bar chart also does not reflect the estimated annual operating expenses of the Prudential Fund. If sales charges and the estimated annual operating expenses were reflected, returns would be less than those shown. The table compares the average annual total returns for the Fund's Class A shares for the periods shown with those of the S&P 500 Index. The average annual total returns of the Fund's shares are based on the performance of the Prudential Fund - Class A shares, adjusted for the sales charges and estimated expenses shown in the Shareholder Fees table and in the Annual Fund Operating Expenses table. How the Prudential Fund - Class A shares performed in the past is not necessarily an indication of how this Fund will perform in the future.

                          [Insert Bar Chart]

      During the ten-year period shown in the bar chart, the highest return for a quarter was ____% (quarter ended __________________) and the lowest return for a quarter was ____% (quarter ended __________________). The year-to-date return as of September 30, 2000 was ____%.

 ---------------------------------------------------

                                          Past Ten
 Average   Annual  Total Past     Past    Years/Since
 Returns   (as   of  the One Year Five    Inception
 calendar   year   ended           Years
 12/31/99)
 ---------------------------------------------------
 ---------------------------------------------------
 Jennison Growth Fund*      %        %        %
 - Class A                21.04%  28.54%   27.19%
 S&P 500 Index**
 ---------------------------------------------------
 ---------------------------------------------------
 Jennison Growth Fund*      %        %        %
 - Class B
 ---------------------------------------------------
 ---------------------------------------------------
 Jennison Growth Fund*      %        %        %
 - Class C
 ---------------------------------------------------
 ---------------------------------------------------
 Jennison Growth Fund*      %        %        %
 - Class N
 ---------------------------------------------------
 ---------------------------------------------------
 Jennison Growth Fund*      %        %        %
 - Class Y
 ---------------------------------------------------
  * The performance is that of the Prudential Fund, Class A shares, which began operations 11/2/95, adjusted for the sales charges and estimated expenses of Class A shares of the Fund.
** The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stocks. The index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs. Also, the Fund may have investments that vary from the index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expected expenses during its first fiscal year.


Shareholder Fees (charges paid directly from your investment):

------------------------------------------------------
                          Class Class Class Class Class
                                    A B C N Y
                         SharesSharesShares SharesShares
------------------------------------------------------
------------------------------------------------------
Maximum Sales Charge
(Load) on purchases   5.75% None  None   None  None
(as % of offering
price)
------------------------------------------------------
------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
(as % of the lower    None1 5%2   1%3    1%4   None
of the original
offering price or
redemption proceeds)
------------------------------------------------------
  1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
  2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
  3. Applies to shares redeemed within  twelve (12) months of purchase.
  4. Applies to redemptions occurring within eighteen (18) months of first purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

------------------------------------------------------------
                            Class Class  Class Class  Class
                            A     B      C     N      Y
                            SharesShares SharesShares Shares
------------------------------------------------------------
------------------------------------------------------------
Management Fees             0.95% 0.95%  0.95% 0.95%  0.95%
------------------------------------------------------------
------------------------------------------------------------
Distribution and/or         0.25% 1.00%  1.00% 0.50%  None
Service (12b-1) Fees
------------------------------------------------------------
------------------------------------------------------------
Other Expenses              %     %      %     %      %
------------------------------------------------------------
------------------------------------------------------------
Total Annual Operating      %     %      %     %      %
Expenses
------------------------------------------------------------
Because the Fund is a new fund with no operating history, the rates for management fees are the maximum rates that can be charged. "Other Expenses" are estimates of transfer agent fees, custodial expenses, and accounting and legal expenses, among others, based on the Manager's projections of what those expenses will be in the Fund's first fiscal year. Expenses may vary in future years.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:


 If shares are redeemed:      1 Year    3 Years
 ------------------------------------------------
 ------------------------------------------------
 Class A Shares               $         $
 ------------------------------------------------
 ------------------------------------------------
 Class B Shares               $         $
 ------------------------------------------------
 ------------------------------------------------
 Class C Shares               $         $
 ------------------------------------------------
 ------------------------------------------------
 Class N Shares               $         $
 -----------------------------          ---------
 ------------------------------------------------
 Class Y Shares               $         $


 If shares are not redeemed:  1 Year    3 Years
 ------------------------------------------------
 ------------------------------------------------
 Class A Shares               $         $
 ------------------------------------------------
 ------------------------------------------------
 Class B Shares               $         $
 ------------------------------------------------
 ------------------------------------------------
 Class C Shares               $         $
 ------------------------------------------------
 ------------------------------------------------
 Class N Shares               $         $
 ------------------------------------------------
 ------------------------------------------------
 Class Y Shares               $         $
 In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.

SALOMON BROTHERS CAPITAL FUND

What is the Fund's Investment Objective? The Fund seeks capital appreciation.

What Does the Fund Mainly Invest In? The Fund is a non-diversified mutual fund that invests mainly in equity securities of U.S. companies. Those companies may range in size from established large capitalization companies (over $5 billion in market capitalization) to small capitalization companies (less than $1 billion in market capitalization).

      The Fund may invest in investment grade fixed-income securities and may invest up to 20% of its net assets in non-convertible debt securities rated below investment grade or, if unrated, of equivalent quality as determined by the Sub-adviser. The Fund may invest without limit in convertible debt securities of any quality. The Fund may also invest up to 20% of its assets in securities of foreign issuers.

How Do The Portfolio Managers Decide What Securities To Buy or Sell? The Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager") has retained Salomon Brothers Asset Management, Inc. (the "Subadviser") to provide the day-to-day portfolio management of the Fund's assets. The Fund's portfolio managers are employed by the Subadviser. The portfolio managers emphasize individual security selection and diversify the Fund's investments across industries and market sectors, which may help to reduce some risks. The portfolio managers seek to identify those companies which offer the greatest potential for capital appreciation through careful fundamental analysis of each company and its financial characteristics. The portfolio managers evaluate companies of all sizes. In selecting individual companies for investment, the portfolio managers generally look for the following:

o Share prices which appear to undervalue the company's assets or do not adequately reflect factors such as favorable industry trends, lack of investor recognition or the short-term nature of earnings declines.

o Special situations such as existing or possible changes in management, corporate policies, capitalization or regulatory environment which may boost earnings or the market price of the company's shares.

o       Growth  potential  due  to  technological   advances,  new  products  or
        services, new methods of marketing or production, changes in demand or other significant new developments which may enhance future earnings.

Who Is The Fund Designed For? The Fund is designed for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments. Since the Fund does not seek income and its income from investments will likely be small, it is not designed for investors needing current income. Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment. This Fund is not a complete investment program.


Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund's portfolio managers will cause the Fund to underperform other funds having a similar objective.

    These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

RISKS OF INVESTING IN STOCKS. Because the Fund invests primarily in common stocks of U.S. companies, the value of the Fund's portfolio will be affected by changes in the U.S. stock markets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

    Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Industry Focus. At times the Fund may increase the relative emphasis of its investments in stocks of companies in a single industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, changes in government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Risks of Investing in Debt Securities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. These securities are also subject to interest rate risk. There is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Risks of Non-Diversification. The Fund is "non-diversified." That means that compared to funds that are diversified, it can invest a greater portion of its assets in the securities of one issuer. Having a higher percentage of its assets invested in the securities of fewer issuers could result in greater fluctuations of the Fund's share prices due to events affecting a particular issuer.

HOW RISKY IS THE FUND OVERALL? In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. Growth stocks may be more volatile than other equity investments. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. The Fund focuses investments in a limited number of issuers and is non-diversified. It will therefore be vulnerable to the effects of economic changes that affect those issuers. In the OppenheimerFunds spectrum, the Fund is generally more aggressive than funds that invest in both stocks and bonds or in investment grade debt securities, but may be less volatile than small-cap and emerging markets stock funds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Performance

      The Fund recently commenced operations and does not have a performance record. The Fund is substantially similar to the Salomon Brothers Capital Fund, a separate mutual fund managed by Salomon Brothers Asset Management, Inc. (the "SB Fund") as they both have identical investment objectives and policies and utilize the same portfolio management personnel.

      The bar chart and table on the following page are based upon performance of the SB Fund. The bar chart and table provide an indication of the risks of investing in the SB Fund, which are similar to the risks of investing in this Fund. The bar chart shows changes in performance of the SB Fund - Class O shares for each of the past ten calendar years. Sales charges are not reflected in the bar chart. The bar chart also does not reflect the estimated annual operating expenses of the SB Fund. If sales charges and the estimated annual operating expenses were reflected, returns would be less than those shown. The table compares the average annual total returns for the Fund's Class A shares for the periods shown with those of the Russell 3000 Index. The average annual total returns of the Fund's shares are based on the performance of the SB Fund - Class O shares, adjusted for the sales charges and estimated expenses shown in the Shareholder Fees table and in the Annual Fund Operating Expenses table. How the SB Fund - Class O shares performed in the past is not necessarily an indication of how this Fund will perform in the future.

      -9.0633.44   4.71     17.17     -14.16    34.88     33.34       26.76
23.83   23.44
      1990 1991    1992      1993       1994    1995       1996       1997
1998    1999

      During the ten-year period shown in the bar chart, the highest return for a quarter was 22.50% (4th Qtr 98) and the lowest return for a quarter was -16.17% (3rd Qtr 90). The year-to-date return as of September 30, 2000 was ____%.


 ---------------------------------------------------

                                          Past Ten
 Average   Annual  Total Past     Past    Years/Since
 Returns   (as   of  the One Year Five    Inception
 calendar   year   ended           Years
 12/31/99)
 ---------------------------------------------------
 ---------------------------------------------------
 Salomon Brothers           %        %        %
 Capital Fund* - Class A
 Russell 3000 Index**     20.90%  26.94%   17.68%
 ---------------------------------------------------
 ---------------------------------------------------
 Salomon Brothers           %        %        %
 Capital Fund* - Class B
 ---------------------------------------------------
 ---------------------------------------------------
 Salomon Brothers           %        %        %
 Capital Fund* - Class C
 ---------------------------------------------------
 ---------------------------------------------------
 Salomon Brothers           %        %        %
 Capital Fund* - Class N
 ---------------------------------------------------
 ---------------------------------------------------
 Salomon Brothers           %        %        %
 Capital Fund* - Class Y
 ---------------------------------------------------
  * The performance is that of the SB Fund - Class O shares, adjusted for the sales charges and estimated expenses of Class A shares of the Fund.
** The Russell 3000 Index is a broad-based,  unmanaged  capitalization weighted
index of large  capitalized   companies.  The  index  performance  reflects  the
reinvestment of income but does not consider the effects of capital gains or transaction costs. Also, the Fund may have investments that vary from the index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expected expenses during its first fiscal year.

Shareholder Fees (charges paid directly from your investment):

------------------------------------------------------
                          Class Class Class Class Class
                                    A B C N Y
                         SharesSharesShares SharesShares
------------------------------------------------------
------------------------------------------------------
Maximum Sales Charge
(Load) on purchases   5.75% None  None   None  None
(as % of offering
price)
------------------------------------------------------
------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
(as % of the lower    None1 5%2   1%3    1%4   None
of the original
offering price or
redemption proceeds)
------------------------------------------------------
  1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" for details. 2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that. 3. Applies to shares redeemed within twelve (12) months of purchase. 4. Applies to redemptions occurring within eighteen (18) months of first purchase.


Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

------------------------------------------------------------
                            Class Class  Class Class  Class
                            A     B      C     N      Y
                            SharesShares SharesShares Shares
------------------------------------------------------------
------------------------------------------------------------
Management Fees             1.10% 1.10%  1.10% 1.10%  1.10%
------------------------------------------------------------
------------------------------------------------------------
Distribution and/or         0.25% 1.00%  1.00% 0.50%  None
Service (12b-1) Fees
------------------------------------------------------------
------------------------------------------------------------
Other Expenses              %     %      %     %      %
------------------------------------------------------------
------------------------------------------------------------
Total Annual Operating      %     %      %     %      %
Expenses
------------------------------------------------------------
Because the Fund is a new fund with no operating history, the rates for management fees are the maximum rates that can be charged. "Other Expenses" are estimates of transfer agent fees, custodial expenses, and accounting and legal expenses, among others, based on the Manager's projections of what those expenses will be in the Fund's first fiscal year. Expenses may vary in future years.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

 If shares are redeemed:      1 Year    3 Years
 ------------------------------------------------
 ------------------------------------------------
 Class A Shares               $         $
 ------------------------------------------------
 ------------------------------------------------
 Class B Shares               $         $
 ------------------------------------------------
 ------------------------------------------------
 Class C Shares               $         $
 ------------------------------------------------
 ------------------------------------------------
 Class N Shares               $         $
 -----------------------------          ---------
 ------------------------------------------------
 Class Y Shares               $         $

 If shares are not redeemed:  1 Year    3 Years
 ------------------------------------------------
 ------------------------------------------------
 Class A Shares               $         $
 ------------------------------------------------
 ------------------------------------------------
 Class B Shares               $         $
 ------------------------------------------------
 ------------------------------------------------
 Class C Shares               $         $
 ------------------------------------------------
 ------------------------------------------------
 Class N Shares               $         $
 ------------------------------------------------
 ------------------------------------------------
 Class Y Shares               $         $
 In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.

GARTMORE MILLENIUM GROWTH FUND

What is the Fund's Investment Objective? The Fund seeks long-term capital appreciation.

What Does the Fund Mainly Invest In? The Fund invests primarily in securities of growth companies that are creating fundamental change in the economy. Typically, these companies are characterized by new or innovative products, services or processes, with the potential to enhance earnings growth. Growth in earnings may lead to an increase in the price of the stock.

      The Fund invests primarily in stocks of multi-national companies in the service and information area, which do business across country borders, although a portion of its assets may be outside these areas. Companies in the services and information area primarily include those involved in the fields of telecommunications, computer systems and software, broadcasting and publishing, health care, financial services and new age manufacturing.

      The Fund may also invest in other types of investments and use certain other instruments in seeking to achieve the Fund's goals. For example, the Fund may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

      The Fund has the ability to have up to 20% of its portfolio in short positions.

How Does the Portfolio Manager Decide What Securities To Buy or Sell? The Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager") has retained Villanova Mutual Fund Capital Trust (the "Subadviser") to provide the day-to-day portfolio management of the Fund's assets. The Fund's portfolio manager is employed by the Subadviser. The portfolio manager will consider, among other things, a company's financial strength, competitive position in its industry, projected future earnings, cash flows, and dividends when deciding whether to buy or sell securities. The portfolio manager looks for companies whose earnings are expected to consistently grow faster than other companies in the market. It generally will sell securities if the portfolio manager believes:

o     the price of the security is overvalued
o     the company's earnings are consistently lower than expected
o     more favorable opportunities are identified

Who is the Fund Designed For? The Fund is designed primarily for investors seeking long-term capital appreciation. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive growth fund. The Fund does not seek current income and the income from its investments will likely be small. It is not designed for investors needing current income or preservation of capital. Because of its focus on long-term capital appreciation, the Fund may be appropriate for a portion of a retirement plan investment. This Fund is not a complete investment program.


Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund's portfolio manager will cause the Fund to underperform other funds having similar objectives.

      The risks described below collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund invests primarily in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector.

Risks of  Growth  Stocks.   Stocks  of  growth  companies,   particularly  newer
      companies, may offer opportunities for greater long-term capital appreciation but may be more volatile than stocks of larger, more established companies. They have greater risks if the company's earnings growth or stock price fails to increase as expected.

Risks of Foreign Investing. The Fund can invest in foreign securities.  The Fund currently does not intend to invest more than 25% of its net assets in foreign securities. It can buy securities of both foreign governments and companies. While foreign securities may offer special investment opportunities, they are subject to special risks that can reduce the Fund's share prices and returns.

      The change in value of a foreign currency against the U.S. dollar will affect the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Risks of Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment and interest rate risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options and futures are examples of derivatives the Fund uses.

      If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Subadviser expected it to perform. If that happens, the Fund's share prices could fall and the Fund could receive less income than expected or its hedge might be unsuccessful. Some derivatives may be illiquid, making it difficult to sell them at an acceptable price. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

HOW RISKY IS THE FUND OVERALL? The Fund focuses its investments on equity securities of growth companies for long-term capital appreciation, and in the short term, they can be volatile. The price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive purposes. Foreign securities can be volatile, and the price of the Fund's shares can go up and down because of events affecting foreign markets or issuers. In the OppenheimerFunds spectrum, the Fund is an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving greater gains. In the short-term the Fund may be less volatile than small-cap and emerging markets stock funds, but it may be subject to greater fluctuations in its share prices than funds that emphasize large capitalization stocks, or funds that focus on both stocks and bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Performance

      The Fund recently commenced operations and does not have a performance record. The Fund is substantially similar to the Gartmore Millenium Growth Fund, a separate mutual fund managed by Villanova Mutual Fund Capital Trust (the "GMG Fund") as they both have identical investment objectives and policies and utilize the same portfolio management personnel.

      The bar chart and table on the following page are based upon performance of the GMG Fund. The bar chart and table provide an indication of the risks of investing in the GMG Fund, which are similar to the risks of investing in this Fund. The bar chart shows changes in performance of the GMG Fund Class D shares for each of the past ten calendar years. Sales charges are not reflected in the bar chart. The bar chart also does not reflect the estimated annual operating expenses of the GMG Fund. If sales charges and the estimated annual operating expenses were reflected, returns would be less than those shown. The table compares the average annual total returns for the Fund's Class A shares for the periods shown with those of the S&P 500 Index. The average annual total returns of the Fund's shares are based on the performance of the GMG Fund - Class D shares, adjusted for the sales charges and estimated expenses shown in the Shareholder Fees table and in the Annual Fund Operating Expenses table. How the GMG Fund - Class D shares performed in the past is not necessarily an indication of how this Fund will perform in the future.

      -7.2 34.3 7.1  9.1  4.8  32.6 16.8  20.7 16.0 10.1
      1990 1991 1992 1993 1994 1995 1996  1997 1998 1999

      During the ten-year period shown in the bar chart, the highest return for a quarter was 16.8% (4th Qtr 98) and the lowest return for a quarter was -14.6% (3rd Qtr 98). The year-to-date return as of September 30, 2000 was ____%.

 ---------------------------------------------------

                                          Past Ten
 Average   Annual  Total Past     Past    Years/Since
 Returns   (as   of  the One Year Five    Inception
 calendar   year   ended           Years
 12/31/99)
 ---------------------------------------------------
 ---------------------------------------------------
 Gartmore Millenium         %        %        %
 Growth Fund* - Class A
 S&P 500 Index**          21.04%  28.54%   27.19%
 ---------------------------------------------------
 ---------------------------------------------------
 Gartmore Millenium         %        %        %
 Growth Fund* - Class B
 ---------------------------------------------------
 ---------------------------------------------------
 Gartmore Millenium         %        %        %
 Growth Fund* - Class C
 ---------------------------------------------------
 ---------------------------------------------------
 Gartmore Millenium         %        %        %
 Growth  Fund* - Class N
 ---------------------------------------------------
 ---------------------------------------------------
 Gartmore Millenium         %        %        %
 Growth Fund* - Class Y
 ---------------------------------------------------
  * The performance is that of the GMG Fund - Class D shares, adjusted for the sales charges and estimated expenses of Class A shares of the Fund.
** The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stocks. The index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs. Also, the Fund may have investments that vary from the index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expected expenses during its first fiscal year.


Shareholder Fees (charges paid directly from your investment):

------------------------------------------------------
                          Class Class Class Class Class
                                    A B C N Y
                         SharesSharesShares SharesShares
------------------------------------------------------
------------------------------------------------------
Maximum Sales Charge
(Load) on purchases   5.75% None  None   None  None
(as % of offering
price)
------------------------------------------------------
------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
(as % of the lower    None1 5%2   1%3    1%4   None
of the original
offering price or
redemption proceeds)
------------------------------------------------------
 1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
 2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
 3. Applies to shares redeemed within  twelve (12) months of purchase.
 4. Applies to redemptions occurring within eighteen (18) months of first purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

 -----------------------------------------------------------------
                      Class A  Class   Class C  Class N  Class Y
                       Shares     B     Shares   Shares   Shares
                               Shares
 -----------------------------------------------------------------
 -----------------------------------------------------------------
 Management Fees       1.20%    1.20%   1.20%    1.20%    1.20%
 -----------------------------------------------------------------
 -----------------------------------------------------------------
 Distribution  and/or
 Service               0.25%    1.00%   1.00%    0.50%     None
 (12b-1) Fees
 -----------------------------------------------------------------
 -----------------------------------------------------------------
 Other Expenses          %        %       %        %        %
 -----------------------------------------------------------------
 -----------------------------------------------------------------
 Total         Annual    %        %       %        %        %
 Operating Expenses
 -----------------------------------------------------------------

     Because the Fund is a new fund with no operating history, the rates for management fees are the maximum rates that can be charged. "Other Expenses" are estimates of transfer agent fees, custodial expenses, and accounting and legal expenses, among others, based on the Manager's projections of what those expenses will be in the Fund's first fiscal year. Expenses may vary in future years.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

 ---------------------------------------------
 If shares are           1 Year     3 Years
 redeemed:
 ---------------------------------------------
 ---------------------------------------------
 Class A Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class B Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class C Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class N Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class Y Shares            $           $
 ---------------------------------------------

 ---------------------------------------------
 If shares are not       1 Year     3 Years
 redeemed:
 ---------------------------------------------
 ---------------------------------------------
 Class A Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class B Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class C Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class N Shares            $           $
 ---------------------------------------------
 ---------------------------------------------
 Class Y Shares            $           $
 ---------------------------------------------
  In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There are no sales charges on Class Y shares.

About the Funds' Investments THE FUNDS' PRINCIPAL INVESTMENT POLICIES.

      The allocation of each Fund's  (except the Mercury  Advisors S&P 500 Index
Fund) portfolio among different investments will vary over time based on the portfolio manager's evaluation of economic and market trends. Each Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Funds' investment policies and risks.

    The Adviser or the Subadvisers may try to reduce risks for each Fund (except the Mercury Advisors S&P 500 Index Fund) by carefully researching securities before they are purchased. Each Fund that is diversified attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, each Fund does not concentrate 25% or more of its assets in investments in any one industry.

    However, changes in the overall market prices of securities and the income they pay can occur at any time. The share prices of each Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

Stock Investments. The Mercury Advisors Focus Growth Fund, Jennison Growth Fund,
    Gartmore Millenium Growth Fund and the Salomon Brothers Capital Fund currently focus on more established U.S. growth companies. Growth companies, for example, may be developing new products or services, or they may be expanding into new markets for their products. Newer growth companies tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they often do not tend to emphasize paying dividends and may not pay any dividends for some time. The Adviser or Subadvisers for each of these Funds look for stocks of growth companies for each Fund's portfolio that they believe will increase in value over time.

      The Mercury Advisors Focus Growth Fund and the Jennison Growth Fund do not limit their investments to issuers in a particular market capitalization range or ranges, although they currently focus on large-cap and mid-cap issuers. The PGAM Active Balanced Fund, the Salomon Brothers Capital Fund, and the Gartmore Millenium Growth Fund may invest in the common stocks of companies of every size, small, medium and large capitalization. "Market capitalization" refers to the total market value of an issuer's common stock. The stock prices of large-cap issuers tend to be less volatile than the prices of mid-cap and small-cap companies in the short term, but these companies may not afford the same growth opportunities as mid-cap and small-cap companies.

Portfolio Turnover. A change in the securities held by each Fund is known as "portfolio turnover". Each Fund, with the exception of the Mercury Advisors S&P 500 Index Fund, may engage in short-term trading to try to achieve its objective. Those Funds might have a turnover rate in excess of 100% annually. Portfolio turnover affects brokerage costs the Funds pay. Because the Mercury Advisors S&P 500 Index Fund employs a passive investment approach, it is anticipated that its portfolio turnover and trading costs will be lower than "actively" managed funds. If a Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to the shareholders, increasing non-retirement plan or non-IRA shareholders' taxable distributions.

Cyclical Opportunities. Each Fund (other than the Mercury Advisors S&P 500 Index
      Fund) may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the respective Adviser or Subadviser believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors may benefit and offer long-term growth opportunities. Other cyclical industries include insurance and forest products, for example. Those Funds focus on seeking growth over the long term, but may seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

Debt Securities. The PGAM Active Balanced Fund, the Jennison Growth Fund and the Salomon Brothers Capital Fund may invest in corporate bond obligations, as well as government obligations and mortgage-related securities described below. The weighted average maturity of the debt securities held by the PGAM Active Balanced Fund will normally be between three (3) and thirty (30) years. Debt securities are selected primarily for their income possibilities and their relative emphasis in the portfolio may be greater when the stock market is volatile. For example, when interest rates are falling, or when the credit quality of a particular issuer is improving, the portfolio manager might buy debt securities for their own appreciation possibilities. The Funds have no limit on the range of maturities of the debt securities they can buy.

      The SubAdvisers  for the PGAM Active  Balanced Fund,  the Jennison  Growth
        Fund and the Salomon Brothers Capital Fund do not rely solely on ratings by rating organizations in selecting debt securities, but also use their own judgment to evaluate particular issues as well as business and economic factors affecting an issuer. The debt securities those Funds buy may be rated by nationally-recognized rating organizations or they may be unrated securities assigned a rating by the respective Sub-Adviser.

      The investments in debt securities by the PGAM Active Balanced Fund and the Salomon Brothers Capital Fund , including convertible securities, can be above or below investment grade in quality. "Investment-grade" securities are those rated in the four highest rating categories by Moody's Investors Service or other rating organizations, or, if unrated, assigned a comparable rating by the respective Sub-Adviser. A list of the ratings definitions of the principal ratings organizations is in Appendix A to the Statement of Additional Information.

      The Mercury Advisors Focus Growth Fund may invest in investment grade, non-convertible debt securities and U.S. Government securities of any maturity, although typically not to a significant degree.

      Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

CAN EACH FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Trust's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of each Fund's outstanding voting shares. With the exception of the Mercury Advisors S&P 500 Index Fund and the Gartmore Millenium Growth Fund, each Fund's objective is a fundamental policy. The Mercury Advisors S&P 500 Index Fund's and the Gartmore Millenium Growth Fund's objective is a non-fundamental policy which may be changed at any time without shareholder approval. Other Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy or technique is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, each Fund can also use some or all of the investment techniques and strategies described below. A Fund might not always use all of the different types of techniques and investments described below. These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

EquitySecurities.  While the Mercury Advisors Focus Growth Fund, Jennison Growth
      Fund, Salomon Brothers Capital Fund and the Gartmore Millenium Growth Fund emphasize investments in common stocks, those Funds can also buy preferred stocks, warrants and securities convertible into common stock. The Adviser or Subadviser, as the case may be, considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating may have less impact on the investment decision than in the case of other debt securities. The PGAM Active Balanced Fund may also invest in non-convertible preferred stocks and convertible securities, American Depository Receipts, warrants and rights.

Convertible Securities. Convertible securities are generally debt securities or preferred stocks that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertible) or dividends (preferred stocks). A convertible security's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible security performs like a regular debt security, that is, if market interest rates rise, the value of a convertible security usually falls. Since it is convertible into common stock, the convertible security also has the same types of market and issuer risk as the underlying common stock.

Warrants. A warrant gives the Fund the right to buy a quantity of stock. The warrant specifies the amount of underlying stock, the purchase (or "exercise") price, and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock.

      A warrant has value only if the Fund exercises it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock, however, the price of the warrant does not necessarily move with the price of the underlying stock.

Foreign Investing.  The Jennison  Growth Fund and the Salomon  Brothers  Capital
      Fund each can invest up to 20% of its total assets in foreign equity securities of companies located in any country, including developed countries and emerging markets. The PGAM Active Balanced Fund may invest up to 15% of its total assets in foreign equity securities and up to 20% of its total assets in debt securities of foreign issuers. The Gartmore Millenium Growth Fund may invest without limit in foreign securities. The Mercury Advisors Focus Growth Fund may invest without limit in the securities of foreign companies in the form of ADRs. In addition, the Mercury Advisors Focus Growth Fund may invest up to 10% of its total assets in other forms of securities of foreign companies, including European Depository Receipts or other securities convertible into securities of foreign companies. For purposes of these limits, the respective Subadvisers do not consider ADR's and other similar receipts or shares to be foreign securities.

      While foreign securities may offer special investment opportunities, they also have special risks that can reduce a Fund's share prices and income. The change in value of foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities if foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund investing in them. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors. The risks of investing in foreign securities are generally greater for investments in emerging markets.

Illiquid and Restricted Securities. Investments may be illiquid because of the absence of an active trading market. If a Fund buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. Each Fund will not invest more than 15% of its net assets in illiquid or restricted securities. That percentage limitation is not a fundamental policy. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The respective Adviser or Subadviser monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Short Sales. The Gartmore Millenium Growth Fund may invest up to 20% of its total assets in short positions. In selling a stock which the Fund does not own (a short sale), the Fund may borrow the security sold short to make delivery to the buyer. The Fund must then replace the security it has borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. The Fund must also pay the lender of the security any interest accrued during the period of the loan.

Derivative Investments. Each Fund can invest in a number of different kinds of "derivative" investments. Options, future contracts, structured notes such as indexed securities or inverse securities, CMOs and hedging instruments are "derivative instruments" the Funds can use. In addition to using derivatives for hedging, including anticipatory hedging for the Mercury Advisors Focus Growth Fund, a Fund might use other derivative investments because they offer the potential for increased income and principal value. The Funds are not required to use derivative investments in seeking their objective.

      Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Adviser or Subadviser expected it to perform. As a result of these risks a Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. If that happens, the Fund's share prices could fall. Certain derivative investments held by a Fund may be illiquid.

      Certain types of investments or trading strategies (such as borrowing money to increase the amount of investment) may be subject to leverage risk. This means a relatively small market movement may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested. Derivatives may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

      Hedging. Each Fund can buy and sell certain kinds of futures contracts, put and call options. In addition, the Mercury Advisors Focus Growth Fund, the Jennison Growth Fund, the PGAM Active Balanced Fund, the Salomon Brothers Capital Fund and the Gartmore Millenium Growth Fund may enter into forward contracts. The Mercury Advisors Focus Growth Fund and the Salomon Brothers Capital Fund may invest in swaps. These are all referred to as "hedging instruments." The Funds do not use hedging instruments for speculative purposes. Each Fund has limits on the extent of its use of hedging and the types of hedging instruments that it can use.

      Some of these strategies could be used to hedge a Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, could increase a Fund's exposure to the securities market. Forward contracts can be used to try to manage foreign currency risks on the Jennison Growth Fund's foreign investments. Foreign currency options can be used to try to protect against declines in the dollar value of foreign securities the Jennison Growth Fund or the Gartmore Millenium Growth Fund owns, or to protect against an increase in the dollar cost of buying foreign securities.

      There are also special risks in particular hedging strategies. Options trading involves the payment of premiums and has special tax effects on a Fund. If the Adviser or Sub-Adviser used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might fail and the strategy could reduce the respective Fund's return. Each Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, the Mercury Advisors Focus Growth Fund, PGAM Active Balanced Fund, Jennison Growth Fund, Salomon Brothers Capital Fund, and the Gartmore Millenium Growth Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. They could include other investment grade debt securities. The Funds might also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Funds invest defensively in these securities, they might not achieve their investment objective.

How the Funds Are Managed

      OppenheimerFunds, Inc. (the "Manager") supervises the investment program and handles the day-to-day business of the PGAM Active Balanced Fund, Jennison Growth Fund, Salomon Brothers Capital Fund and Gartmore Millenium Growth Fund. The Manager carries out its duties, subject to the policies established by the Oppenheimer Select Managers (the "Trust") Board of Trustees, under an investment Advisory agreement that states the Manager's responsibilities. The agreement sets the fees each Fund pays to the Manager and describes the expenses that each Fund is responsible to pay to conduct its business.

      The Manager also selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of those Funds of the Trust. The Manager does not manage any of the Funds' portfolio assets. The Manager also (i) monitors the compliance of the Adviser or Subadvisers with the investment objectives and related policies of each Fund, (ii) reviews the performance of the sub-advisers and (iii) reports periodically on such performance to the Trustees of the Trust.

      The Trust has applied for an order from the Securities and Exchange Commission to permit the Manager to appoint a Subadviser or change the terms of a Subadvisory Agreement for a Fund without first obtaining shareholder approval. If the order is received, the Trust will be able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order will not, however, permit the Manager to appoint a subadviser that is an affiliate of the Manager or the Trust (other than by reason of serving as Subadviser to a Fund) (an "Affiliated Subadviser") or to change a subAdvisory fee of an Affiliated Subadviser without the approval of shareholders.

      The Manager has been an investment adviser since January 1960. The Manager (including subsidiaries and affiliates) managed more than $125 billion in assets as of September 30, 2000, including other Oppenheimer funds, with more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

      The Manager has entered into an Administration Agreement with the Mercury Advisors S&P 500 Index Fund and the Mercury Advisors Focus Growth Fund whereby OppenheimerFunds, Inc. will maintain certain books and records on behalf of those Funds and prepare certain reports. OppenheimerFunds, Inc. shall also be responsible for filing with the Securities and Exchange Commission and any state securities regulators certain disclosure documents. The Fund pays an Administration Fee to the Manager of 0.50% of the average annual net assets of each such Fund.

      The Adviser has entered into a sub-administration agreement with the Mercury Advisors S&P 500 Index Fund and the Mercury Advisors Focus Growth Fund. Under that agreement, the Adviser prepares certain reports on behalf of those Funds.

      The Manager has also entered into an investment advisory agreement similar to those described above, with the Mercury Advisors S&P 500 Index Fund and the Mercury Advisors Focus Growth Fund. If the Board determines that the assets of the Mercury Advisors S&P 500 Index Fund or the Mercury Advisors Focus Growth Fund should not be invested exclusively in the applicable master fund, then OppenheimerFunds, Inc. will assume the role of adviser to those Funds under that investment advisory agreement. Under that agreement, the Fund pays the Manager an advisory fee as described below. The Manager has voluntarily agreed to waive that fee.

      Fund Asset Management, L.P., doing business as Mercury Advisors (the "Adviser") supervises the investment program and handles the day-to-day business of the Mercury Advisors S&P 500 Index Fund and the Mercury Advisors Focus Growth Fund. The Adviser carries out its duties, subject to the policies established by the Board of Trustees of the master fund, under an investment advisory agreement that states the Adviser's responsibilities. The agreement sets the fees the master fund pays to the Adviser and describes the expenses that the master fund is responsible to pay to conduct its business. The fees and expenses which the master fund pays, including the management fee it pays to the Adviser, are passed directly through to the Fund in proportion to the number of shares of the master fund owned by the Fund.

      Mercury Advisors was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. Mercury Advisors and its advisory affiliates had approximately $561 billion in investment company and other portfolio assets under management as of April 2000.

      The portfolio manager for the Mercury Advisors S&P 500 Index Fund is Eric S. Mitofsky. Mr. Mitofsky is a First Vice President of the Adviser and certain of its affiliates since 1997 and was a Vice President of the Adviser and certain of its affiliates from 1992 to 1997.

      The portfolio  manager for the Mercury Advisors Focus Growth Fund is James
D. McCall. Mr. McCall is a First Vice President of Mercury Advisors since 1999 and is primarily responsible for the day-to-day management of the master fund's portfolio, in which the Fund invests. Mr. McCall, a Chartered Financial Analyst, has had 10 years experience as a portfolio manager. He was a portfolio manager at PBHG family of mutual funds from 1994 to 1999. He managed a number of registered mutual funds, including the PBHG Large Cap 20 Fund series of The PBHG Funds, Inc. and the PBHG Select 20 Portfolio of PBHG Insurance Series Fund, Inc., a variable annuity contract portfolio.

Advisory Fees. Under each Fund's investment Advisory agreement, each Fund pays the Manager an Advisory fee at an annual rate that declines on additional assets as the Fund grows. The Advisory fees are as follows:

      Fund                     Advisory Fee

PGAM Active Balanced Fund 0.95% of the first $300 million of average annual net assets of the Fund and 0.90% of average annual net assets in excess of $300 million.

Jennison Growth Fund           0.95% of the first $300 million of average
                               annual net assets of the Fund and 0.90% of average annual net assets in excess of $300 million.

Salomon Brothers Capital Fund 0.60% of the first $100 million of average annual net assets of the Fund and 0.50% of average annual net assets in excess of $100 million.

Gartmore Millenium Growth Fund 1.20% of the first $400 million of average annual net assets of the Fund, 1.10% of the next $400 million, and 1.00% of average annual net assets in excess of $800 million.

The SubAdvisers. The Manager has retained Jennison Associates LLC ("Jennison") as the Subadviser to provide the day-to-day portfolio management of the Jennison Growth Fund. Jennison is located at 466 Lexington Avenue, New York, NY 10017. Jennison is a subsidiary of The Prudential Insurance Company of America. Jennison has served as an investment adviser to investment companies since 1990, and as of September 30, 2000, Jennison advised accounts having assets in excess of $86 billion. The Manager, not the Fund, pays Jennison an annual fee based on the Fund's average annual net assets.

      The Jennison Growth Fund's portfolio managers, Spiros "Sig" Segalas, Kathleen McCarragher and Michael Del Balso, are employed by Jennison and are the persons primarily responsible for the selection of the Fund's portfolio securities.

      Mr.  Segalas has been in the  investment  business  for over  thirty-five
      (35) years and has managed equity portfolios for investment companies since 1990. Mr. Segalas is a Founding Member, Director, President and Chief Investment Officer of Jennison. Mr. Segalas received his B.A. from Princeton University.

      Ms. McCarragher is a Director and Executive Vice President of Jennison, and serves as Jennison's Growth Equity Investment Strategist. She joined Jennison in 1998 after a seventeen (17) year investment career, including positions at Weiss, Peck & Greer (1992 to 1998) as a portfolio manager and State Street Research and Management Co., where she was a member of the Investment Committee. She received her B.B.A. from the University of Wisconsin and her M.B.A. from Harvard University.

      Mr. Del Balso is a Director and Executive Vice President of Jennison, where he has been part of the investment team since 1972. He received his B.A. from Yale University and his M.B.A. from Columbia University.

     The Manager has retained The Prudential Investment Corporation ("Prudential Investments") as the Subadviser to provide the day-to-day portfolio management of the PGAM Active Balanced Fund. Prudential Investments is located at Prudential Plaza, 751 Broad Street, Newark, NJ 07102. Prudential Investments has served as an investment adviser to investment companies since 1984, and as of September 30, 2000, had approximately $__ billion in assets under management. The Manager, not the Fund, pays Prudential Investments an annual fee based on the Fund's average annual net assets. The Fund's portfolio managers, James Scott and Mark Stumpp, are employed by Prudential Investments and are the persons primarily responsible for the selection of the Fund's portfolio securities. Mr. Scott is a Senior Managing Director of Prudential Investments Quantitative Management, a unit of Prudential Investments. He has managed balanced and equity portfolios for Prudential's pension plans and several institutional clients since 1987. Mr. Scott has twenty-four (24) years of investment experience.

     Mr. Stumpp is a Senior Managing Director of Prudential Investments. He chairs the Quantitative Management Group's Investment Policy Committee and is responsible for its model portfolio. Mr. Stumpp developed and oversees the methodology underlying the group's actively managed equity portfolios. Mr. Stumpp has managed mutual fund portfolios since 1995 and has managed investment portfolios for over twelve (12) years.

     Prudential Investments' Fixed Income Liquidity Team, headed by Michael Lillard, is primarily responsible for overseeing the day-to-day management of the debt portion of the PGAM Active Balanced Fund. In addition, a credit research team of analysts support the Team. Other sector teams may contribute to securities selection when appropriate.

     The Manager has retained Salomon Brothers Asset Management Inc. ("Salomon Brothers") as the Subadviser to provide the day-to-day portfolio management of the Salomon Brothers Capital Fund. Salomon Brothers is located at 7 World Trade Center, New York, NY 10048. It is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly-owned subsidiary of Citigroup, Inc. Salomon Brothers has served as an investment adviser to investment companies since 1987, and as September 30, 2000, Salomon Brothers and its affiliates managed approximately $____ of assets. The Manager, not the Fund, pays Salomon Brothers an annual fee based on the Fund's average annual net assets.

      The Fund's portfolio managers, Ross Margolies and Robert Donahue, Jr., are employed by Salomon Brothers and are the persons primarily responsible for the selection of the Fund's portfolio securities. Mr.
      Margolies is a Managing Director of Salomon Brothers. Mr. Donahue is a director and equity analyst with Salomon Brothers and was an analyst at Gabelli & Company prior to 1997.

      The Manager has retained Villanova Mutual Fund Capital Trust ("Villanova") as the Subadviser to provide the day-to-day portfolio management of the Gartmore Millenium Growth Fund. Villanova is located at 1200 River Road, Conshohocken, PA 19428.

      Villanova has served as an investment adviser to investment companies since 1999, and as of September 30, 2000, Villanova and its affiliates had approximately $__ billion in assets under management. The Manager, not the Fund, pays Villanova an annual fee based on the Fund's average annual net assets.

      The Fund's portfolio manager, Aaron Harris, is employed by Villanova and is the person primarily responsible for the selection of the Gartmore Millenium Growth Fund's portfolio securities. Mr. Harris joined Villanova in April 2000. Prior to joining Villanova, Mr. Harris was a portfolio manager, managing portions of several portfolios for Nicholas Applegate Capital Management. Mr. Harris manages funds similar to the Gartmore Millenium Growth Fund and other global technology funds.

ABOUT YOUR ACCOUNT

How to Buy Shares
HOW ARE SHARES PURCHASED? Shares of the Mercury Advisors S&P 500 Index Fund and the PGAM Active Balanced Fund are offered for sale only to retirement plans. Shares of the other Funds may be purchased by retirement plans and non-retirement plan investors alike. A retirement plan can buy shares several ways as described below. References in this prospectus to "you" or "your" apply to the retirement plan sponsor, or account owner in the case of an IRA or 403(b) account. The Funds' Distributor, OppenheimerFunds Distributor, Inc., may appoint certain servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Funds' shares.

     Participants in a qualified retirement plan (e.g., 401(k), profit-sharing plan or money purchase pension plan) should note that shares of the Funds are purchased on their behalf by the plan's administrator in accordance with the respective plan's provisions. Plan participants should contact their plan administrator to find out how to instruct the plan to buy shares of the Funds for their account. It is the responsibility of the plan administrator or other plan service provider to forward purchase instructions to the Fund's Distributor. In the case of qualified plans, the following explanation of how to purchase Fund shares is intended for plan administrators and plan service providers.

Buying Shares Through Your Dealer. A retirement plan can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor. The dealer will place the purchase order with the Distributor on the plan's behalf.

Buying Shares Through the Distributor.  Complete an OppenheimerFunds New Account
     Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial Adviser before you make a purchase to be sure that the Fund is appropriate for you.
     Paying by Federal Funds Wire.  Shares  purchased  through the Distributor may be paid
      for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.525.7048 to notify the Distributor of the wire, and to receive further instructions.

      o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for purchases of shares by electronic funds through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

      o Buying Shares Through Asset Builder Plans. You may purchase shares of a Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000. You can make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

      o With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. You can make additional purchases of at least $25 through AccountLink.

      o Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started under an Asset Builder Plan, the $25 minimum applies. Additional purchases may be as little as $25.

      o The minimum investment requirement does not apply to reinvesting dividends from a Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net Asset Value. Each Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time".

     The net asset value per share is determined by dividing the value of a Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Funds' Board of Trustees has established procedures to value each Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and exchanges that operate on weekends and U.S. holidays, the values of some of a Fund's foreign investments may change significantly on days when investors cannot buy or redeem Fund shares.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received. Shares purchased for your account through AccountLink normally will be purchased two (2) business days after the regular business day on which you instruct the Distributor to initiate the ACH transfer to buy the shares.

Buying Shares Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

WHAT CLASSES OF SHARES DOES EACH FUND OFFER? Each Fund offers investors five (5) different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million. The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within six (6) years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within twelve (12) months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class C Shares?" below.

Class N Shares. Class N shares are only available for purchase by retirement plans. If a retirement plan buys Class N shares, it will pay no sales charge at the time of purchase, but it will pay an annual asset-based sales charge. If the qualified retirement plan is terminated or the Oppenheimer funds are terminated as an investment option of the qualified plan and Class N shares are redeemed within eighteen (18) months of its first purchase of Class N shares of any Oppenheimer fund, it will normally pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class N Shares?" below.

Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial Adviser. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. Each Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

     The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes. Of course, these examples are based on approximations of the effect of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial Adviser before making that choice.

HOW LONG DO YOU EXPECT TO HOLD YOUR INVESTMENT? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N.

      o Investing for the Shorter Term. While each Fund is intended as a long term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six
          (6) years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

     However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

     And for  investors  who invest $1 million  or more,  in most cases  Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class Bshares or $1 million or more of Class C shares from a single investor. o Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C or Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C or Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

     Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B, Class C and Class N shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Does Selecting a Class Affect Payments to My Broker? A salesperson or financial Adviser may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of each Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of each Fund by certain groups or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as commission. The Distributor reserves the right to reallow the entire commission to dealers. The current sales charge rates and commissions paid to dealers and brokers are as follows:

----------------------------------------------------------------------

                   Front-End Sales  Front-End Sales  Commission As
Amount of Purchase Charge As a      Charge As a      Percentage of
                   Percentage of    Percentage of    Offering Price
                   Offering Price   Net Amount
                                    Invested
----------------------------------------------------------------------
----------------------------------------------------------------------

Less than $25,000       5.75%            6.10%            4.75%
----------------------------------------------------------------------
----------------------------------------------------------------------

$25,000 or more
but less than           5.50%            5.82%            4.75%
$50,000
----------------------------------------------------------------------
----------------------------------------------------------------------

$50,000 or more
but less than           4.75%            4.99%            4.00%
$100,000
----------------------------------------------------------------------
----------------------------------------------------------------------

$100,000 or more
but less than           3.75%            3.90%            3.00%
$250,000
----------------------------------------------------------------------
----------------------------------------------------------------------

$250,000 or more
but less than           2.50%            2.56%            2.00%
$500,000
----------------------------------------------------------------------
----------------------------------------------------------------------

$500,000 or more
but less than $1        2.00%            2.04%            1.60%
million
----------------------------------------------------------------------

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more or for purchases by particular types of retirement plans which purchased Class A shares at net asset value but subject to a contingent deferred sales charge on or before ___________, 2000. The Distributor pays dealers of record commissions in an amount equal to 1.0% of purchases of $1 million or more other than by those retirement accounts. For those retirement plan accounts described above, the commission is 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, based on the cumulative purchases during the prior twelve (12) months ending with the current purchase. In either case, the commission will be paid only on purchases that were not previously subject to a front-end sales charge and dealer commission.1 That commission will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.

      If you redeem any of those shares within an 18 month "holding period" measured from the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
      (2) the original net asset value of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Can You Reduce Class A Share Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six (6) years of the end of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to a Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

----------------------------------------------------------------------

                                    Contingent Deferred Sales Charge
Years Since Beginning of Month in   on Redemptions in That Year
Which Purchase Order was Accepted   (As % of Amount Subject to
                                     Charge)
----------------------------------------------------------------------
----------------------------------------------------------------------
0 - 1                               5.0%
----------------------------------------------------------------------
----------------------------------------------------------------------
1 - 2                               4.0%
----------------------------------------------------------------------
----------------------------------------------------------------------
2 - 3                               3.0%
----------------------------------------------------------------------
----------------------------------------------------------------------
3 - 4                               3.0%
----------------------------------------------------------------------
----------------------------------------------------------------------
4 - 5                               2.0%
----------------------------------------------------------------------
----------------------------------------------------------------------
5 - 6                               1.0%
----------------------------------------------------------------------
----------------------------------------------------------------------
6 and following                     None
----------------------------------------------------------------------
In the table, a "year" is a twelve (12) month period. In applying the sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically  convert to
      Class A shares seventy-two (72) months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of twelve (12) months from the end of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to a Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? As discussed above, Class N shares are offered only through retirement plans that purchase Class N shares of any one or more of the Oppenheimer funds totaling $500,000 or more, or that has assets of $500,000 or more, or 100 or more eligible plan participants. Non-retirement plan investors cannot buy Class N shares directly. Class N shares are sold at net asset value per share without an initial sales charge. However, a contingent deferred sales charge of 1.0% will be imposed if the retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within eighteen
(18) months after the plan's first purchase of Class N shares of any Oppenheimer fund. See the Statement of Additional Information for when the contingent deferred sales charge is waived. The Class N contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class N shares.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without sales charge directly to certain institutional investors, such as insurance companies, registered investment companies and employee benefit plans, that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. These include Massachusetts Mutual Life Insurance Company, an affiliate of the Manager, which may purchase Class Y shares of each Fund and other Oppenheimer funds (as well as Class Y shares of funds advised by MassMutual) for asset allocation programs, investment companies or separate investment accounts it sponsors and offers to its customers. Individual investors cannot buy Class Y shares directly.

      While Class Y shares are not subject to initial or contingent deferred sales charge or asset-based sales charge, an institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for purchasing, redeeming, exchanging and transferring each Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features available to purchases of those other classes of shares described elsewhere in this Prospectus do not apply to Class Y shares.
Instructions for purchasing, redeeming, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS
Service Plan for Class A Shares.  Each Fund has adopted a Service Plan for Class
      A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
      Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and  Service  Plans for Class B,  Class C and Class N Shares.  Each
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, each Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays sales commission of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

      The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares and Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C and Class N shares is therefore 1.00% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more. The Distributor retains the asset-based sales charge on Class N shares.

     SPECIAL INVESTOR SERVICES ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you: transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1.800.533.3310.

Purchasing Shares.  You may purchase  shares in amounts up to $100,000 by phone, by calling 1.800.533.3310. You must have established AccountLink privileges to link your bank account with a Fund to pay for these purchases.

Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the applicable Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEB SITE. You can obtain information about each Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1.800.533.3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048. At times, the web site may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. Each Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer fund account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of a Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of that Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of each Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that can be used by individuals and employers:

     Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, SIMPLE IRAs, rollover IRAs and Education IRAs. SEP-IRAs. These are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals. 403(b)(7) Custodial Plans. These are tax deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations. 401(k) Plans. These are special retirement plans for businesses. Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

      Please  call  the   Distributor  for   OppenheimerFunds   retirement  plan
documents, which include applications and important plan information.

HOW TO SELL SHARES

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. Each Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.525.7048, for assistance.

HOW CAN PLAN PARTICIPANTS ARRANGE TO SELL SHARES? The redemption of Fund shares held in accounts for plan participants are handled in accordance with the plan's specific provisions. Plans may have different provisions with respect to the timing and method of redemptions by plan participants. Plan participants should contact their plan administrator to find out how they can arrange to redeem shares of the Fund. It is the responsibility of the individual authorized to buy and sell shares on behalf of a plan to forward instructions for redemption transactions to the Fund's transfer agent. The information below about selling shares generally applies to plan sponsors or plan administrators, and not to individual participants.

Certain Requests Require a Signature Guarantee. To protect you and a Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

     You wish to redeem $100,000 or more and receive a check The redemption check is not payable to all shareholders listed on the account statement The redemption check is not sent to the address of record on your account statement Shares are being transferred to a Fund account with a different owner or name Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

     a U.S. bank, trust company, credit union or savings association a foreign bank that has a U.S. correspondent bank a U.S. registered dealer or broker in securities, municipal securities or government securities a U.S. national securities exchange, a registered securities association or a clearing agency

If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan  Accounts.  There are  special  procedures  to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.852.8457.

     HOW DO YOU SELL SHARES BY MAIL? Write a letter of instructions that includes: Your name The Fund's name Your Fund account number (from your account statement) The dollar amount or number of shares to be redeemed Any special payment instructions Any share certificates for the shares you are selling The signatures of all registered owners exactly as the account is registered, Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares

Use the following address                      Send courier or express mail
for requests by mail:                          requests to:
OppenheimerFunds Services                 OppenheimerFunds Services
P.O. Box 5270                             10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270               Denver, Colorado 80231


HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
        To redeem shares through a service representative, call 1.800.852.8457 To redeem shares automatically on PhoneLink, call 1.800.533.3310

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

ARE THERE LIMITS ON AMOUNTS REDEEMED BY TELEPHONE?

Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven (7) day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within thirty (30) days of changing the address on an account.
Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH or Federal Funds transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      Shareholders may also have the Transfer Agent send redemption proceeds of $2,500 or more by Federal Funds wire to a designated commercial bank account. The bank must be a member of the Federal Reserve wire system. There is a $10 fee for each Federal Funds wire. To place a wire redemption request, call the Transfer Agent at 1.800.852.8457. The wire will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire. To establish wire redemption privileges on an account that is already established, please contact the Transfer Agent for instructions.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request).

     A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on: the amount of your account value represented by an increase in net asset value over the initial purchase price, shares purchased by the reinvestment of dividends or capital gains distributions, or shares redeemed in the special circumstances described in Appendix B to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, a Fund redeems shares in the following order:
1.    shares   acquired  by   reinvestment   of  dividends  and  capital  gains
        distributions,
2. shares held for the holding period that applies to the class, and 3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of a Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of a Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the applicable Fund.

HOW TO EXCHANGE SHARES

     Shares of each Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of each Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions: Shares of the fund selected for exchange must be available for sale in your state of residence. The prospectuses of both funds must offer the exchange privilege. You must hold the shares you buy when you establish your account for at least seven (7) days before you can exchange them. After the account is open seven (7) days, you can exchange shares every regular business day. You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange. Before exchanging into a fund, you must obtain and read its prospectus.

      Shares of a particular class of each Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of a Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.525.7048. That list can change from time to time. HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange  Requests.  Submit an  OppenheimerFunds  Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the Back Cover. Exchanges of shares held under share certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
      Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange requests from a "market timer" might require a Fund to sell securities at a disadvantageous time and/or price. Because excessive trading can hurt fund performance and harm shareholders, each Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
      Each Fund may amend, suspend or terminate the exchange privilege at any time. A Fund will provide you notice whenever it is required to do so by applicable law, but it may impose these charges at any time. If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

SHAREHOLDER ACCOUNT RULES AND POLICIES

More information about each Fund's policies and procedures for buying, selling, and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in a Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by a Fund at any time. If an account has more than one owner, a Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and a Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer  requests  will not be honored  until the Transfer  Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of a Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in each Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for  redeemed  shares  ordinarily  is made in cash.  It is  forwarded by check,  by  AccountLink  or by  Federal  Funds  wire  (as  elected  by the
      shareholder)   within  seven  days  after  the  Transfer   Agent  receives
      redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as ten (10) days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Sharesmay be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from a Fund's portfolio.
Involuntary redemptions of small accounts may be made by each Fund if the account value has fallen below $500 for reasons other than the fact that the market value of the shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
"Backup Withholding" of Federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish a Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, a Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.525.7048, Monday through Friday from 8:30 a.m. to 4:30 p.m. EST or on Saturday from 10:00 a.m. to 4:00 p.m. EST. You may also notify the Transfer Agent in writing, or through E-mail. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after the Transfer Agent receives your request to stop householding.

DIVIDENDS, CAPITAL GAINS AND TAXES
DIVIDENDS. Each Fund intends to declare dividends separately for each class of shares from net investment income annually and to pay dividends to shareholders in December on a date selected by the Board of Trustees. Dividends and distributions paid on Class A, Class N and Class Y shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A, Class N and Class Y shares. Each Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. Each Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. Each Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that a Fund will pay any capital gains distributions in a particular year.

WHAT ARE YOUR CHOICES FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest  All  Distributions  in the  Fund.  You  can  elect  to  reinvest  all dividends and capital gains distributions in additional shares of the Fund that paid them.
Reinvest  Dividends  or  Capital   Gains.   You  can  elect  to  reinvest   some
      distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund that paid them while receiving other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. For retirement plan participants using each Fund as an investment option under their plan, dividends and capital gain distributions from each Fund generally will not be subject to current federal personal income tax, but if they are reinvested in the Fund under the plan, those dividends and distributions will accumulate on a tax-deferred basis. In general, retirement plans and, in particular, distributions from retirement plans, are governed by complex federal and state tax rules. Plan participants should contact their plan administrator, refer to their plan's Summary Plan Description, and/or speak to a professional tax adviser regarding the tax consequences of participating in the plan and making withdrawals from their plan account.

      If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in each Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      If more than 50% of a Fund's assets are invested in foreign securities at the end of any fiscal year, the Fund may elect under the Internal Revenue Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by that Fund.

      Every year each Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information a Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend". If you buy shares on or just before the ex-dividend date or just before a Fund declares a capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions. Because each Fund's share price fluctuates, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.
Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by a Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser about the effect of an investment in a Fund on your particular tax situation.

MASTER/FEEDER STRUCTURE

      Unlike many other mutual funds which directly buy and manage their own portfolio securities, the Mercury Advisors S&P 500 Index Fund and the Mercury Advisors Focus Growth Fund seek to achieve their investment objectives by investing all of their assets in another registered investment company (the "master fund") with the same goals as the Fund. All investments are made by the respective master fund. Investors in each Fund will acquire an indirect interest in the respective master fund.

      Other "feeder" funds may also invest in the "master" fund and all the feeder funds bear the master fund's expenses in proportion to their assets. This structure may enable the Funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the master fund from feeder funds may offset each other and purchase a lower net cash flow.

      Each Fund may withdraw from its respective master fund at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly.

      Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of the master fund. Whenever the master fund holds a vote of its feeder funds, the Fund will pass the vote through to its own shareholders.

INFORMATION AND SERVICES

For More Information On Each Fund
The following additional information about the Funds is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about each Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS Additional information about each Fund's investments and performance is available in each Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

----------------------------------------------------------------------------


How to Get More Information:


----------------------------------------------------------------------------
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Funds or your account:

----------------------------------------------------------------------------


By Telephone:                  Call OppenheimerFunds Services toll-free:


----------------------------------------------------------------------------
                               1.800.525.7048
----------------------------------------------------------------------------

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By Mail:                       Write to:


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                               OppenheimerFunds Services
                               P.O. Box 5270
                               Denver, Colorado 80217-5270
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On the Internet:


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You can send us a  request  by  e-mail  or read or  down-load  documents  on the
OppenheimerFunds web site:
----------------------------------------------------------------------------


http://www.oppenheimerfunds.com


----------------------------------------------------------------------------
You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Funds or to make any representations about the Funds other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Funds, nor a solicitation of an offer to buy shares of the Funds, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Funds' shares are distributed by:
[logo] OppenheimerFunds Distributor, Inc.

The Trust's SEC File No. is  811-10153         The Funds' shares are
distributed by:
PR0745.001.0200           (logo)    OppenheimerFunds(R)
Printed on recycled paper.          Distributor, Inc.
bog23\select managers_pspII

-------------------------------------------------------------------------------
Oppenheimer Select Managers
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      Mercury Advisors S&P 500 Index Fund
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      Mercury Advisors Focus Growth Fund
      PGAM Active Balanced Fund
      Jennison Growth Fund
      Salomon Brothers Capital Fund
      Gartmore Millenium Growth Fund

6803 South Tucson Way, Englewood, Colorado 80112
1.800.525.7048

Statement of Additional Information dated January 2, 2001

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Funds and supplements information in the Prospectus dated January 2, 2001. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the Funds' Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Funds
Additional Information About the Funds' Investment Policies and Risks
   The Funds' Investment Policies............................
   Other Investment Techniques and Strategies................
   Investment Restrictions...................................
How the Funds are Managed ...................................
   Organization and History..................................
   Trustees and Officers of the Funds........................
   The Manager...............................................
Brokerage Policies of the Funds..............................
Distribution and Service Plans...............................
Performance of the Funds.....................................

About Your Account
How To Buy Shares............................................
How To Sell Shares...........................................
How To Exchange Shares.......................................
Dividends, Capital Gains and Taxes...........................
Additional Information About the Funds.......................

Appendix A: Ratings Definitions.............................. A-1
Appendix B: Industry Classifications......................... B-1
Appendix C: Special Sales Charge Arrangements and Waivers.... C-1
-------------------------------------------------------------------------------

ABOUT THE FUNDS
-------------------------------------------------------------------------------

Additional Information About the Funds' Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of each Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that each Fund's investment adviser or Subadviser can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Funds' Investment Policies

Mercury Advisors S&P 500 Index Fund

      The Fund seeks to achieve its investment objective by investing all of its assets in the Series of the Master Fund and that has the same investment objective as the Fund. The Fund's investment experience and results will correspond directly to the investment experience of the Master Fund in which it invests. Thus, all investments are made at the level of the Master Fund. For simplicity, however, with respect to investment objective, policies and restrictions, this Statement of Additional Information, like the Prospectus, uses the term "Fund" to include the underlying Master Fund in which the Fund invests.

      The Funds' investment objective is not a fundamental policy and may be changed by the Board of Trustees of the Fund, without shareholder approval. The Trustees may also change the target index of the Fund if they consider that a different index would facilitate the management of the Fund in a manner which better enables the Fund to seek to replicate the total return of the market segment represented by the then existing target index.

      The investment objective of the Mercury Advisors S&P 500 Index Fund is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

      The Fund seeks to achieve its investment objective by investing all of its assets in the Master S&P 500 Index Series of the Quantitative Master Series Trust ("Master S&P 500 Index Series"), which has the same investment objective as the Fund. The following is a description of the investment policies of the Mercury Advisors S&P 500 Index Fund.

      In seeking to replicate the total return of the S&P 500, Mercury Advisors (the "Investment Adviser," or "Mercury") generally will allocate the Mercury Advisors S&P 500 Index Fund's investments among common stocks in approximately the same weightings as the S&P 500. In addition, the Investment Adviser may use options and futures contracts and other types of financial instruments relating to all or a portion of the S&P 500. At times the Fund may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. At those times, the Fund chooses investments so that the market capitalizations, industry weighting and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole. The Mercury Advisors S&P 500 Index Fund may also engage in securities lending.

      The S&P 500 is composed of the common stocks of 500 large capitalization companies from various industrial sectors, most of which are listed on the New York Stock Exchange (the "NYSE"). A company's stock market capitalization is the total market value of its outstanding shares. The S&P 500 represents a significant portion of the market value of all common stocks publicly traded in the United States.

About Indexing and Management of the Fund

      About Indexing. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Fund, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before the Fund's expenses (which can be expected to reduce the total return of a Fund), the total return of its respective index.

      Indexing and Managing the Fund. The Fund will be substantially invested in securities in the S&P 500 Index, and will invest at least 80% of its assets in equity securities or other financial instruments which are contained in or correlated with securities in the S&P 500 Index.

      Because the Fund seeks to mirror the total return of the S&P 500 Index, generally the Investment Adviser will not attempt to judge the merits of any particular security as an investment but will seek only to mirror the total return of the securities in the Index. However, the Investment Adviser may omit or remove a security which is included in the Index from the Fund's portfolio if, following objective criteria, the Investment Adviser judges the security to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions.

      The Investment Adviser may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to the Fund or by the Fund of amounts based upon the performance (positive, negative or both) of a particular security or basket. The Investment Adviser will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or Index. In connection with the use of such instruments, the Investment Adviser may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities' weightings in the Index.

      The Fund's ability to mirror the total return of the Index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Fund, taxes, changes in either the composition of the Index or the assets of the Fund, and the timing and amount of Series investors' contributions and withdrawals, if any. In addition, the Fund's total return will be affected by incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that the Mercury Advisors S&P 500 Index Fund's total return over periods of one
(1) year and longer will, on a gross basis and before taking into account expenses incurred at the Fund level, be within ten (10) basis points (a basis point is one one-hundreth of one percent (0.01%)) of the total return of the S&P 500 Index. There can be no assurance that this level of correlation will be achieved. In the event that this correlation is not achieved over time, the Trustees of the Fund will consider alternative strategies for the Fund. Information regarding correlation of the Fund's performance to that of the S&P 500 Index will be reflected in the Fund's annual report.

Other Investment Policies, Practices and Risk Factors

      Cash Management. Generally, the Investment Adviser will employ futures and options on futures to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes. However, if considered appropriate in the opinion of the Investment Adviser, a portion of the Fund's assets may be invested in certain types of instruments with remaining maturities of three hundred ninety seven (397) days or less for liquidity purposes. Such instruments would consist of: (i) obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions ("U.S. Government Securities"); (ii) other fixed-income securities rated Aa or higher by Moody's Investors Service Inc. ("Moody's) or AA or higher by Standard & Poor's Rating Service ("S&P") or, if unrated, of comparable quality in the opinion of the Investment Adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper, bank obligations or other short-term obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Investment Adviser.

      Short Sales. In connection with the use of certain instruments based upon or consisting of one or more baskets of securities, the Investment Adviser may sell a security the Fund does not own, or in an amount greater than the Fund owns (i.e., make short sales). Such transactions will be used only in an effort to adjust the weightings of particular securities represented in the basket to reflect such securities' weightings in the target index. Generally, to complete a short sale transaction, the Fund will borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. The price at the time of replacement may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Fund replaces the borrowed security, it will (a) maintain in a segregated account with its custodian cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.

      Cash Flows; Expenses. The ability of the Fund to satisfy its investment objective depends to some extent on the Investment Adviser's ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund's investments). The Investment Adviser will make investment changes to the Fund's portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Index. Investors should also be aware that the investment performance of the index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Fund. Finally, since the Fund seeks to replicate the total return of the index, the Investment Adviser generally will not attempt to judge the merits of any particular security as an investment. Additional Information Concerning the Indices

      S&P 500. "Standard & Poor's", S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Mercury Advisors S&P 500 Index Fund and the master fund are not sponsored, endorsed, sold or promoted by S&P, a division of The McGraw-Hill Companies, Inc. S&P makes no representation regarding the advisability of investing in the Fund. S&P makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund, particularly or the ability of the S&P 500 to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund and the Master Fund or the owners of shares of the Fund and the Master Fund into consideration in determining, composing or calculating the S&P 500. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund and the Master Fund or the timing of the issuance of sale of shares of the Fund and the Master Fund or in the determination or calculation of the equation by which the Fund and the Master Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund and the Master Fund.

      S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund, the Master Fund, owners of shares of the Fund and the Master Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Portfolio Turnover

      Although the Mercury Advisors S&P 500 Index Fund will use a passive indexing approach to investing, the Fund may engage in a substantial number of portfolio transactions. The rate of portfolio turnover will be a limiting factor when the Investment Adviser considers whether to purchase or sell securities for the Fund only to the extent that the Investment Adviser will consider the impact of transaction costs on the Fund's tracking error. Changes in the securities comprising the Fund's index, will tend to increase the Fund's portfolio turnover rate, as the Investment Adviser restructures the Fund's holdings to reflect the changes in the index. The portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund's purchases or sales of securities by the average net asset value of the Fund. High portfolio turnover involves correspondingly greater brokerage commissions for the Fund investing in equity securities and other transaction costs which are borne directly by the Fund. A high portfolio turnover rate may also result in the realization of taxable capital gains, including short-term capital gains taxable at ordinary income rates.

Mercury Advisors Focus Growth Fund
PGAM Active Balanced Fund
Jennison Growth Fund
Salomon Brothers Capital Fund
Gartmore Millenium Growth Fund

Policies. The composition of the Mercury Advisors Focus Growth Fund, PGAM Active Balanced Fund, Jennison Growth Fund, Salomon Brothers Capital Fund and Gartmore Millenium Growth Fund's portfolio and the techniques and strategies that the respective Subadviser (adviser in the case of the Mercury Advisors Focus Growth
Fund) may use in selecting portfolio securities will vary over time. The Funds are not required to use all of the investment techniques and strategies described below at all times in seeking their goals. The Funds may use some of the special investment techniques and strategies at some times or not at all.

      |X| Cyclical Opportunities. A Fund's Adviser or Subadviser might also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Adviser or Subadviser believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and offer long-term growth opportunities. Other cyclical industries include insurance, for example. Each Fund focuses on seeking growth over the long term, but could seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

      |X| Investments in Equity Securities. Each Fund focuses its investments in equity securities, all but the PGAM Active Balanced Fund focusing its investments in the equity securities of growth companies. The equity securities each Fund may invest in include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. The PGAM Active Balanced Fund, the Salomon Brothers Capital Fund and the Gartmore Millenium Growth Fund may invest in the stocks of companies of every size small, medium and large capitalization. The Jennison Growth Fund will primarily invest in stocks of companies having a market capitalization that exceeds $1 billion. The Funds generally measure a company's market capitalization at the time of investment. However, a Fund is not required to sell securities of an issuer it holds if the issuer's capitalization exceeds the limits described above.

      Each Fund can also invest a portion of its assets in securities of issuers having a market capitalization different from the limits described above. At times, in the Adviser's or Subadviser's view, the market may favor or disfavor securities of issuers of a particular capitalization range. Therefore, although the Fund may normally invest its assets in equity securities of a certain market capitalization, the Fund may change the proportion of its equity investments in securities of different capitalization ranges, based upon the Adviser's or Subadviser's judgment of where the best market opportunities are to seek the Fund's objective.

      Growth companies might be providing new products or services that could enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies.

      Growth companies tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time. They are selected for a Fund's portfolio because the Adviser or Subadviser for the particular Fund believes the price of the stock will increase over the long term.

           |_| Over-the-Counter Securities. Growth companies may offer greater opportunities for capital appreciation than securities of large, more established companies. However, securities of small-cap and mid-cap companies also involve greater risks than securities of larger companies. Securities of small and medium capitalization issuers may trade on securities exchanges or in the over-the-counter market. The over-the-counter markets, both in the U.S. and abroad, may have less liquidity than securities exchanges. That lack of liquidity can affect the price a Fund is able to obtain when it wants to sell a security, because if there are fewer buyers and less demand for a particular security, the Fund might not be able to sell it at an acceptable price or might have to reduce the price in order to dispose of the security.

      In the U.S., the principal over-the-counter market is the NASDAQ Stock Market, Inc., ("NASDAQ") which is regulated by the National Association of Securities Dealers, Inc. It consists of an electronic quotation system for certain securities, and a security must have at least two (2) market makers to be included in NASDAQ. Other over-the-counter markets exist in the U.S., as well as those abroad, wherever a dealer is willing to make a market in a particular security.

           |_| Convertible Securities. Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

           The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security: it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

           While convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents." As a result, the rating assigned to the security has less impact on an Adviser's or Subadviser's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities. To determine whether convertible securities should be regarded as "equity equivalents," the Advisers or Subadvisers examine the following factors:
(1) whether,  at the option of the investor, the convertible security can be exchanged  for a fixed  number of  shares  of common  stock of the issuer,
(2) whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
(3) the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

           |_| Preferred Stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which can also have a negative impact on prices when interest rates decline. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

      |_| Credit Risk. Convertible securities are subject to credit risk. Credit risk relates to the ability of the issuer of a debt to make interest or principal payments on the security as they become due. If the issuer fails to pay interest, a Fund's income may be reduced and if the issuer fails to repay principal, the value of that bond and of the Fund's shares may be reduced. The Advisers or Subadvisers may rely to some extent on credit ratings by nationally recognized ratings agencies in evaluating the credit risk of securities selected for a Fund's portfolio. It may also use its own research and analysis. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time. The PGAM Active Balanced Fund and the Salomon Brothers Capital Fund may invest in higher-yielding lower-grade debt securities (that is, securities below investment grade), which have special risks. Those are securities rated below the four highest rating categories of S&P or Moody's or equivalent ratings of other rating agencies or ratings assigned to a security by the Advisers or Subadvisers. The Select Managers Active Balanced Fund can invest up to 20% of its total assets in lower-grade debt securities.

      |_| Special Risks of Lower-Grade Securities. "Lower-grade" debt securities are those rated below "investment grade" which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by S&P or similar ratings by other rating organizations. If they are unrated, and are determined by the Adviser or Subadviser to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the Fund's assets that can be invested in lower-grade securities.

    Among the special credit risks of lower-grade securities is the greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for insolvency. An overall decline in values in the high yield bond market is also more likely during a period of general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information. To the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

    While securities rated "Baa" by Moody's or "BBB" by S&P are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics.

      |_| Interest Rate Risks. In addition to credit risks, convertible debt securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of outstanding debt securities generally rise, and the bonds may sell for more than their face amount. When interest rates rise, the values of outstanding debt securities generally decline, and the bonds may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer maturities. Therefore, when the average maturity of a Fund's debt securities is longer, its share price may fluctuate more when interest rates change.

           |_| Rights and Warrants. Each Fund can invest in warrants or rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      |X| Investments in Debt Securities. The Funds may invest in a variety of domestic and foreign debt securities, including corporate bonds, debentures and other debt securities, and foreign and U.S. government securities including mortgage-related securities. The PGAM Active Balanced Fund will invest in debt securities to seek investment income as part of its investment objectives. Each Fund might invest in them also to seek capital growth or for liquidity or defensive purposes. Although the PGAM Active Balanced Fund will invest at least 25% of its total assets in investment grade debt securities, the Fund currently emphasizes investments in equity securities. Foreign debt securities are subject to the risks of foreign investing described below. In general, domestic and foreign debt securities are also subject to credit risk and interest rate risk.

        |_| Credit Risk. Credit risk relates to the ability of the issuer of a debt security to meet interest and principal payment obligations as they become due. In making investments in debt securities, the Adviser or Subadviser may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's creditworthiness. The PGAM Active Balanced Fund's debt investments can include investment-grade bonds and non-investment grade bonds (commonly referred to as "junk bonds"). Investment-grade bonds are bonds rated at least "Baa" by Moody's at least "BBB" by S&P or that have comparable ratings by another nationally recognized rating organization. If securities a Fund buys are unrated, to be considered part of a Fund's holdings of investment-grade securities, they must be judged by the Adviser or Subadviser to be of comparable quality to bonds rated as investment grade by a rating organization. The debt securities rating definitions of the principal ratings organizations are included in Appendix A to this Statement of Additional Information. The Select Managers Active Balanced Fund can invest up to 20% of its total assets in non-investment grade debt securities.

|_|   Interest  Rate Risk.  Interest  rate risk refers to the  fluctuations  in value of debt securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      Fluctuations in the market value of fixed-income securities after a Fund buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

        |_| Special Risks of Lower-Grade Securities. Because lower grade securities tend to offer higher yields than investment-grade securities, that Fund may invest in lower grade securities if the Subadviser is trying to achieve greater income. In some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for the Fund's portfolio.

      "Lower-grade" debt securities are those rated below "investment grade" which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by S&P or similar ratings by other rating organizations. If they are unrated, and are determined by the Subadviser to be of comparable quality to debt securities rated below investment grade, they are included in determining the maximum amount of the Select Managers Active Balanced Fund's assets that can be invested in lower-grade securities under its 20% limitation.

      Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risks of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

      However, the Fund's limitations on these investments may reduce some of the risks to the Fund, as will the Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      While securities rated "Baa" by Moody's or "BBB" by S&P are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics.

        |_| Mortgage-Related Securities (PGAM Active Balanced Fund and Jennison Growth Fund). Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The PGAM Active Balanced Fund and the Jennison Growth Fund can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

      Prepayment  risks can lead to substantial  fluctuations  in the value of a mortgage-related security. In turn, this can affect the value of the Funds' shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Funds paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

      If interest rates rise rapidly, prepayments may occur at a slower rate than expected and the expected maturity of long-term or medium-term securities could lengthen as a result. That would cause their value and the prices of the Fund's shares to fluctuate more widely in response to changes in interest rates.

      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them. Their values may also be affected by changes in government regulations and tax policies.

           |_|  Collateralized  Mortgage  Obligations.   CMOs  are  multi-class
bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:
(1) pass-through certificates issued or guaranteed by Ginnie Mae, Fannie Mae, or Freddie Mac,
(2)     unsecuritized   mortgage   loans   insured   by  the   Federal   Housing
        Administration or guaranteed by the Department of Veterans' Affairs,
(3) unsecuritized conventional mortgages,
(4) other mortgage-related securities, or
(5) any combination of these.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

      |X| U.S. Government Securities (All Funds). These are securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of U.S. government agencies or instrumentalities in which the Funds may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Funds will invest in securities of U.S. government agencies and instrumentalities only if the Adviser or Subadviser is satisfied that the credit risk with respect to such instrumentality is minimal.

           |_| U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten (10) years when issued), and Treasury bonds (maturities of more than ten (10) years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include U.S. Treasury securities that have been "stripped" by a Federal Reserve Bank, and zero-coupon U.S. Treasury securities.

           |_| Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

           ? U.S. Government Mortgage-Related Securities. The Funds can invest in a variety of mortgage-related securities that are issued by U.S. government agencies or instrumentalities, some of which are described below. Mortgage-backed securities are "pass-through" securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by a Fund for its mortgage-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, resulting in maturity extensions. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities, maturity extension risk could increase the inherent volatility of a Fund.

           |_|  Zero-Coupon  U.S.  Government  Securities.  The  Funds  may buy
zero-coupon  U.S.   government   securities.   These  will  typically  be  U.S.
Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves, or certificates representing interests in those stripped debt obligations and coupons.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      A Fund's investment in zero-coupon securities may cause the Funds to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Funds may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of the Fund's shares.

      |X| Money Market Instruments. The following is a brief description of the types of money market securities the Funds can invest in. Those money market securities are high-quality, short-term debt instruments that are issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.

           |_| U.S.  Government  Securities.  These include  obligations issued
or   guaranteed   by  the  U.S.   government   or  any  of  its   agencies   or
instrumentalities.

           |_| Bank Obligations. The Funds can buy time deposits, certificates of deposit and bankers' acceptances. Time deposits, other than overnight deposits, may be subject to withdrawal penalties and, if so, they are deemed "illiquid" investments.

      The Funds can purchase bank obligations that are fully insured by the Federal Deposit Insurance Corporation ("FDIC"). The FDIC insures the deposits of member banks up to $100,000 per account. Insured bank obligations may have a limited market and a particular investment of this type may be deemed "illiquid" unless the Board of Trustees of the Funds determine that a readily-available market exists for that particular obligation, or unless the obligation is payable at principal amount plus accrued interest on demand or within seven (7) days after demand.

           |_| Commercial Paper. The Funds can invest in commercial paper if it is rated within the top two (2) rating categories of S&P and Moody's. If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least "AA" by S&P or "Aa" by Moody's.

      The Funds can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Funds.

           |_| Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by each of the Funds at varying rates of interest under direct arrangements between each of the Funds, as lender, and the borrower. They permit daily changes in the amounts borrowed. Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Funds' right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

      Each of the Funds has no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Adviser or Subadviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by each of the Funds in illiquid securities, described in the Prospectus. Each Fund does not intend that its investments in variable amount master demand notes will exceed 5% of its total assets.

      |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which a Fund traded its portfolio securities during its last fiscal period. For example, if a Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Each Fund's portfolio turnover rate will fluctuate from year to year. Each of the Funds, except the Mercury Advisors S&P 500 Index Fund, may have a portfolio turnover rate of more than 100% annually.

      Increased portfolio turnover creates higher brokerage and transaction costs for a Fund, which can reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since each Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, each Fund from time to time can use the types of investment strategies and investments described below. They are not required to use all of these strategies at all times, and at times may not use them.

      |X| Foreign Securities. All Funds can invest in foreign securities. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments that are traded on foreign securities exchanges or in foreign over-the-counter markets. Each Fund can purchase equity and debt securities (which may be denominated in U.S. dollars or non-U.S. currencies) issued by foreign corporations, or that are issued or guaranteed by certain supranational entities (described below), or foreign governments or their agencies or instrumentalities. These include securities issued by U.S. corporations denominated in non-U.S. currencies. In normal market conditions the Funds do not expect to hold significant amounts of foreign debt securities.

      Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of each Fund's investment allocations. That is because they are not subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. Each Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

           |_| Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity  on foreign  markets than in the
      U.S.;
o less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation,
      political,   financial  or  social  instability  or  adverse  diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

           |_| Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

      |X| Investing in Small, Unseasoned Companies. Each Fund except the Mercury Advisors S&P 500 Index Fund can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three
(3) years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price a Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when a Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. These are more speculative securities and can increase the Funds' overall portfolio risks.

      |X| Real Estate Investment Trusts. The Jennison Growth Fund, the Salomon Brothers Capital Fund and the Gartmore Millenium Growth Fund may invest in equity Real Estate Investment Trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or financing companies. Equity REITs own real estate directly and the value of, and income earned by, the Fund depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. The Salomon Brothers Capital Fund may only invest in REITs that are registered under the Securities Act of 1933 and are readily marketable. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They are also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code, and failing to maintain exemption from the 1940 Act.

      |X| Firm Commitments and When-Issued Securities. The Mercury Advisors S&P 500 Index Fund, the Mercury Advisors Focus Growth Fund, the Jennison Growth Fund, the Salomon Brothers Capital Fund and the Gartmore Millenium Growth Fund may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an individual loss at the time of delivery. The Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase securities on a firm commitment basis. If the value of these assets decline, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

      |X| Repurchase Agreements. Each Fund can acquire securities subject to repurchase agreements. A Fund might do so for liquidity purposes to meet anticipated redemptions of the Fund's shares, or pending the investment of the proceeds from sales of the Fund's shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

      In a repurchase transaction, a Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Fund's Board of Trustees from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five (5) days of the purchase. Repurchase agreements having a maturity beyond seven (7) days are subject to each Fund's limits on holding illiquid investments. A Fund will not enter into a repurchase agreement that causes more than 15% of its net assets to be subject to repurchase agreements having a maturity beyond seven (7) days. There is no limit on the amount of each of the Fund's net assets that may be subject to repurchase agreements having maturities of seven (7) days or less.

      Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Funds' repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Adviser or Subadviser will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      |X| Illiquid and Restricted Securities. Each Fund may purchase illiquid or restricted securities. Under the policies and procedures established by the Funds' Board of Trustees, the Adviser or Subadviser determines the liquidity of certain of a Fund's investments. To enable a Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, that Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by a Fund with the issuer at the time a Fund buys the securities. When a Fund must arrange registration because a Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that a Fund could sell it. A Fund would bear the risks of any downward price fluctuation during that period.

      Each Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Funds' ability to dispose of the securities and might lower the amount a Fund could realize upon the sale.

      Each Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions are not fundamental policies and do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Adviser or Subadviser under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, each of a Fund's holdings of that security may be considered to be illiquid. Illiquid securities include repurchase agreements maturing in more than seven (7) days.

      |X| Loans of Portfolio Securities. To raise cash for liquidity purposes, each Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Funds' Board of Trustees. These loans are limited to not more than 25% of the value of a Fund's total assets (33.3% for the Mercury Advisors S&P 500 Index Fund and the Mercury Advisors Focus Growth Fund). Each Fund except the Mercury Advisors S&P 500 Index Fund and the Mercury Advisors Focus Growth Fund, currently does not intend to engage in loans of securities, but if it does so, such loans will not likely exceed 5% of each of the Fund's total assets.

      There are some risks in connection with securities lending. A Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. A Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. Government or its agencies or instrumentalities, or other cash equivalents in which a Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, a Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. A Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of each Fund's loans must meet applicable tests under the Internal Revenue Code and must permit each Fund to reacquire loaned securities on five (5) days' notice or in time to vote on any important matter.

      |X| Borrowing for Leverage. Each Fund has the ability to borrow up to 33 1/3% of the value of its net assets from banks on an unsecured basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." A Fund may borrow only from banks. Under current regulatory requirements, borrowings can be made only to the extent that the value of a Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of a Fund's assets fails to meet this 300% asset coverage requirement, a Fund will reduce its bank debt within three (3) days to meet the requirement. To do so, a Fund might have to sell a portion of its investments at a disadvantageous time.

      A Fund will pay interest on these loans, and that interest expense will raise the overall expenses of that Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, a Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, each Fund does not contemplate using this technique, but if it does so, it will not likely do so to a substantial degree.

Non-Diversification. The Salomon Brothers Capital Fund, the Mercury Advisors S&P 500 Index Fund and the Mercury Advisors Focus Growth Fund are classified as "non-diversified" funds under the 1940 Act, which means that each such Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Each Fund, however, intends to comply with the diversification requirements imposed by the Internal Revenue Code in order to continue to qualify as a regulated investment company. To the extent those Funds invest a greater proportion of their assets in the securities of a smaller number of issuers, those Funds may be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified fund and may be subject to greater risk of loss with respect to its portfolio.

      |X| Derivatives. Each Fund can invest in a variety of derivative investments to seek income for liquidity needs or for hedging purposes. Some derivative investments a Fund can use are the hedging instruments described below in this Statement of Additional Information. However, each Fund except for the Gartmore Millenium Growth Fund does not use, and does not currently contemplate using, derivatives or hedging instruments to a significant degree and each Fund is not obligated to use them in seeking its objective. The Gartmore Millenium Growth Fund may invest without limit in derivative investments.

      Some of the derivative investments a Fund can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Adviser or Subadviser expected.

      |X| Investment in Other Investment Companies. Each Fund except the Mercury Advisors S&P 500 Index Fund and the Mercury Advisors Focus Growth Fund can invest up to 10% of its total assets in shares of other investment companies. They can invest up to 5% of their total assets in any one investment company, but cannot own more than 3% of the outstanding voting securities of that investment company. These limitations do not apply to shares acquired in a merger, consolidation, reorganization or acquisition. The Mercury Advisors S&P 500 Index Fund and the Mercury Advisors Focus Growth Fund are feeder funds that invest 100% of their assets in a corresponding Master Fund, which is a registered investment company.

      Investment in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act. Each Fund does not intend to invest in other investment companies unless the Adviser or Subadviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder in an investment company, a Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, that Fund would bear its own management fees and other expenses.

      |X| Hedging. Although each Fund does not anticipate the extensive use of hedging instruments, each Fund can use hedging instruments. They are not required to do so in seeking their goal. To attempt to protect against declines in the market value of a Fund's portfolio, to permit a Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, each Fund could:
      |_|  sell futures contracts,
      |_| buy puts on such futures or on securities, or |_| write covered calls on securities or futures. Covered calls can also be used to seek income, but the Adviser or Subadviser does not expect to engage extensively in that practice.

      A Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case a Fund would normally seek to purchase the securities and then terminate that hedging position. A Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so a Fund could:
      |_| buy futures, or
      |_| buy calls on such futures or on securities.

      Each Fund's strategy of hedging with futures and options on futures will be incidental to each Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. A Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with each Fund's investment objective and are permissible under applicable regulations governing each Fund.

      |_| Futures.  Each Fund can buy and sell futures  contracts that relate to
(1) broadly based securities indices, stock index futures and bond index futures, (2) debt securities (these are referred to as "interest rate futures"),
(3) foreign currencies (these are referred to as "forward contracts"), and (4) commodities (these are referred to as "commodity futures").

      A broadly-based stock index is used as the basis for trading stock index futures. In some cases stock indices may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. These contracts obligate the seller to deliver, and the purchaser to take cash to settle the futures obligation. There is no delivery of the underlying securities to settle the obligation. An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

    Each Fund can invest a portion of its assets in commodity future contracts. Commodity futures may be based upon commodities within five (5) main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. A Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five (5) main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No money is paid or received by a Fund on the purchase or sale of a future. Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with each Fund's Custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on each Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, a Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions (except forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.

           |_| Put and Call Options. Each Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). Each Fund can buy and sell exchange-traded and over-the-counter put and call options, including options on indices, securities, currencies, commodities and futures.

           |_| Writing Covered Call Options. Each Fund can write (that is, sell) covered calls. If a Fund sells a call option, it must be covered. That means a Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable a Fund to satisfy its obligations if the call is exercised.

      When a Fund writes a call, it receives cash (a premium). In the case of a call on a security, a Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. A Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

    When a Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.

      The Funds' Custodian, or a securities depository acting for the Custodian, will act as the Funds' escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which each Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when a Fund enters into a closing transaction.

      To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. A Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for Federal income tax purposes, as are the premiums on lapsed calls. When distributed by a Fund they are taxable as ordinary income. If a Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      Each Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, a Fund must cover the call by segregating an equivalent dollar amount of liquid assets. A Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would a Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by each Fund's hedging policies.

           |_| Writing Put Options. Each Fund can sell put options. A put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during the option period.

      If a Fund sells a put option, it must be covered by segregated liquid assets. The premium a Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price of the put. However, a Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a Fund writes a put that expires unexercised, a Fund realizes a gain in the amount of the premium less transaction costs. If the put is exercised, a Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, a Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security a Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying security. A Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as a Fund's obligation as the put writer continues, it may be assigned an exercise notice by the exchange or broker-dealer through which the put was sold. That notice will require a Fund to exchange currency (for a put written on a currency) at the specified rate of exchange or to take delivery of the underlying security and pay the exercise price. A Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before a Fund receives an exercise notice, a Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once a Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      Each Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will permit a Fund to write another put option on the security or to sell the security and use the proceeds from the sale for other investments. A Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by a Fund, are taxable as ordinary income.

           |_| Purchasing Calls and Puts. Each Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If a Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      Each Fund can buy puts whether or not it holds the underlying investment in its portfolio. When a Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

      Buying a put on securities or futures a Fund owns enables that Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an investment a Fund does not own permits that Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When a Fund purchases a call or put on an index or Future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to that Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

           |_| Buying and Selling Options on Foreign Currencies. Each Fund except the Mercury Advisors S&P 500 Index Fund can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. A Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities a Fund wants to acquire.

      If the Adviser or Subadviser anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Adviser or Subadviser anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call a Fund writes on a foreign currency is "covered" if that Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its Custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      A Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which it owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with that Fund's Custodian bank.

      |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Adviser or Subadviser uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Fund's return. A Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      A Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by a Fund might cause it to sell related portfolio securities, thus increasing its turnover rate. The exercise by a Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within a Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      A Fund could pay a brokerage commission each time it buys a call or put, sells a call, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by a Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of a Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of a Fund's securities. For example, it is possible that while a Fund has used hedging instruments in a short hedge, the market may advance and the value of the securities held in that Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, a Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      A Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when a Fund does so the market might decline. If a Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

      |_| Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. A Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that it has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. Each Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. Each Fund may also use "cross-hedging" where it hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      A Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      A Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When a Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When a Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, a Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

      Each Fund will cover its short positions in these cases by identifying to its Custodian bank assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. A Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, a Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, a Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, a Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Adviser or Subadviser might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce a Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring a Fund to sell a currency, it might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative a Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, a Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

           |_| Interest Rate Swap Transactions. Each Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. A Fund can enter into swaps only on securities that it owns. A Fund will not enter into swaps with respect to more than 25% of its total assets. Also, a Fund will segregate liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by a Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Adviser or Subadviser will monitor the creditworthiness of counterparties to a Fund's interest rate swap transactions on an ongoing basis.

      Each Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      The Mercury Advisors S&P 500 Index Fund is authorized to enter into equity swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of securities or equity index. Swap agreements may also be used to obtain exposure to a security or market without owning or taking physical custody of securities.

      |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, a Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, a Fund is exempted from registration with the CFTC as a "commodity pool operator" if it complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of a Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, a Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of its net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, a Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by a Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that a Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as a Fund (or an adviser that is an affiliate of a Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when a Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

      |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which a Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by a Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by a Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts a Fund enters into may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by a Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1) gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2) gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of a Fund's investment income available for distribution to its shareholders.

      |X| Temporary Defensive Investments. When market conditions are unstable, or the Adviser or Subadviser believes it is otherwise appropriate to reduce holdings in stocks, a Fund can invest in a variety of debt securities for defensive purposes. A Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. A Fund can buy:

      |_|  high-quality,  short-term money market instruments,  including those issued by the U. S. Treasury or other government agencies,
|_|   commercial paper (short-term,  unsecured, promissory notes of domestic or foreign companies),
|_| short-term debt obligations of corporate issuers, |_| certificates of deposit and bankers' acceptances of domestic and
        foreign banks and savings and loan associations, and |_| repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that each Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      |_| 67% or more  of the  shares  present  or  represented  by  proxy  at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_|       more than 50% of the outstanding shares.

      The investment objectives of the Mercury Advisors Focus Twenty Fund, Jennison Growth Fund, Select Managers Active Balanced Fund and the Salomon Brothers Capital Fund are fundamental policies. The investment objectives of the Mercury Advisors S&P 500 Index Fund and the Gartmore Millenium Growth Fund are non-fundamental policies. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Funds' Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. Each Fund's most significant investment policies are described in the Prospectus.

      |X| Do the Funds Have Additional Fundamental Policies?

      Mercury   Advisors  S&P  500  Index  Fund  -  The   following   investment
restrictions are fundamental policies of Mercury Advisors S&P 500 Index Fund. Provided that none of the following restrictions shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure), the Fund may not:

1. Make any investment inconsistent with the Fund's classification as a non-diversified company under the Investment Company Act.

2. Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index, the Fund may invest more than 25% of its total assets in securities of issuers in that industry.

3.      Make investments for the purpose of exercising control or management.

4. Purchase or sell real estate, except that, to the extent permitted by law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Registration Statement, as it may be amended from time to time.

6. Issue senior securities to the extent such issuance would violate applicable law.

7. Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in its Registration Statement, as it may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and similar investment strategies.

8. Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act in selling portfolio securities.

9. Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund's Registration Statement, as it may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

      In addition, although the Fund is classified as a non-diversified fund under the Investment Company Act and is not subject to the diversification requirements of the Investment Company Act, the Fund is required to comply with certain requirements under the Internal Revenue Code of 1986, as amended (the "Code"). These requirements include limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of the Fund's total assets are invested in the securities of a single issuer, or any two (2) or more issuers which are controlled by the Fund and engaged in the same, similar or related businesses, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets are invested in securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The U.S. Government, its agencies and instumentalities are not included within the definition of "issuer" for purposes of the diversification requirements of the Code. These requirements will be satisfied at the Master Fund level and not at the level of the Fund based upon a ruling from the Internal Revenue Service ("IRS") which entitles the Fund to "look through" the shares of the Master Fund to the underlying investments of the Master Fund for purposes of these diversification requirements.

      The Master Fund has adopted investment restrictions substantially identical to the foregoing, which are fundamental policies of the Master Fund and may not be changed without the approval of the holders of a majority of the interests of the Master Fund.

      In addition, the Fund has adopted non-fundamental restrictions that may be changed by the Trustees without shareholder approval. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the non-fundamental investment restrictions, the Fund may not:

(a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds"
        provisions) of the Investment Company Act, at any time the Fund's shares are owned by another investment company that is part of the same group of investment companies as the Fund.

(b) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven (7) days or securities that the Trustees have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Trustees are not subject to the limitations set forth in this investment restriction.

(c) Make any additional investments if the amount of its borrowings exceeds 5% of its total assets. Borrowings do not include the use of investment techniques that may be deemed to create leverage, including, but not limited to, such techniques as dollar rolls, when-issued securities, options and futures.

      If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

      The  Master  Fund  has  adopted  investment   restrictions   substantially
identical to the foregoing, which are non-fundamental policies of the Master Fund and may be changed by the Trustees.

      The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund and Master Fund have adopted an investment policy pursuant to which no Fund will purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of the market value of OTC options currently outstanding which are held by such Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and margin deposits on the Fund's existing OTC options on futures contracts exceeds 15% of the net assets of the Fund taken at market value, together with all other assets of such Fund which are illiquid or are not otherwise readily marketable. However, if the OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of the Fund and may be amended by the Trustees or the Directors without the approval of the shareholders. However, the Trustees will not change or modify this policy prior to the change or modification by the Commission staff of its position.

      Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with Mercury Advisors, the Fund and Master Fund are prohibited from engaging in certain transactions involving Merrill Lynch, or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage." Rule 10f-3 under the Investment Company Act sets forth the conditions under which the Fund and the Master Fund may purchase from an underwriting syndicate in which Merrill Lynch is a member. Otherwise, the Fund and the Master Fund are prohibited from engaging in portfolio transactions with Merrill Lynch or its affiliates acting as principal without an exemptive order.

      Mercury Advisors Focus Growth Fund - The following investment restrictions are fundamental policies of Mercury Advisors Focus Growth Fund. Unless otherwise provided, all references to the Fund's assets below are in terms of current market value. Provided that none of the following restrictions shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure), the Fund may not:

1. Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

2. Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

3. Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

4. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements, purchase and sale contracts or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

5. Issue senior securities to the extent such issuance would violate applicable law.

6. Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

7. Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act") in selling portfolio securities.

8. Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

      The Master Fund in which the Fund invests has adopted investment restrictions substantially identical to the foregoing, which are fundamental policies of the Master Fund and may not be changed with respect to the Master Fund without the approval of the holders of a majority of the interests of the Master Fund.

      In addition, the Fund has adopted non-fundamental restrictions that may be changed by the Board of Trustees of the Fund without shareholder approval. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the non-fundamental investment restrictions, the Fund may not:

1. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Fund.

2. Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Fund currently does not intend to engage in short sales, except short sales "against the box."

3. Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven (7) days or securities that the Trustees of the Fund have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Board of Trustees of the Fund are not subject to the limitations set forth in this investment restriction.

4. Notwithstanding fundamental investment restriction (6) above, borrow money or pledge its assets, except that the Fund (a) may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemption in amounts not exceeding 33 1/3% (taken at market value) of its total assets and pledge its assets to secure such borrowing, (b) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and
        (c) may purchase securities on margin to the extent permitted by applicable law. However, at the present time, applicable law prohibits the Fund from purchasing securities on margin. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. The purchase of securities while a borrowing is outstanding will have the effect of leveraging the Fund. Such leveraging or borrowing increases the Fund's exposure to capital risk and borrowed funds are subject to interest costs which will reduce net income. The Fund will not purchase securities while borrowing exceeds 5% of its total assets.

      The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund and the Master Fund have adopted an investment policy pursuant to which neither the Fund nor the Master Fund will purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of the market value of OTC options currently outstanding that are held by the Fund or the Master Fund, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Fund or the Master Fund and margin deposits on the Fund's or the Master Fund's existing OTC options on financial futures contracts exceeds 15% of the net assets of the Fund or the Master Fund, taken at market value, together with all other assets of the Fund or the Master Fund that are illiquid or are not otherwise readily marketable. However, if the OTC option is sold by the Fund or the Master Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund or the Master Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund or the Master Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of the Fund or the Master Fund and may be amended by the Board of Trustees of the Fund or the Board of Trustees of the Master Fund without the approval of the Fund's shareholders. However, the Trustees will not change or modify this policy prior to the change or modification by the Commission staff of its position.

      In addition, as a non-fundamental policy that may be changed by the Board of Trustees and to the extent required by the Commission or its staff, the Fund will, for purposes of fundamental investment restrictions (1) and (2), treat securities issued or guaranteed by the government of any one foreign country as the obligations of a single issuer.

      As another non-fundamental policy, the Fund will not invest in securities that are (a) subject to material legal restrictions on repatriation of assets or
(b) cannot be readily resold because of legal or contractual restrictions or which are not otherwise readily marketable, including repurchase agreements and purchase and sales contracts maturing in more than seven (7) days, if, regarding all such securities, more than 15% of its net assets, taken at market value would be invested in such securities.

      Because  of the  affiliation  of  Merrill  Lynch,  Pierce,  Fenner & Smith
Incorporated ("Merrill Lynch") with Mercury Advisors, the Master Fund is prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage." Without such an exemptive order the Master Fund would be prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal.

      PGAM Active Balanced Fund, Jennison Growth Fund, Salomon Brothers Capital Fund and Gartmore Millenium Growth Fund - The following investment restrictions are fundamental policies of the PGAM Active Balanced Fund, Jennison Growth Fund, Salomon Brothers Capital Fund and the Gartmore Millenium Growth Fund.

      |_| The Fund cannot buy securities  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies.
      |_| The Fund cannot invest in physical  commodities or physical  commodity contracts. However, the Fund can buy and sell hedging instruments to the extent specified in its Prospectus and this Statement of Additional Information from time to time. The Fund can also buy and sell options, futures, securities or other instruments backed by, or the investment return from which, is linked to changes in the price of, physical commodities.
|_| The Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.
|_| The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. The Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act of 1940.
|_| The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in companies in any one industry.
      |_| The Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.
|_| The Fund cannot invest in real estate or in interests in real estate. However, the Fund can purchase readily-marketable securities of companies holding real estate or interests in real estate.
|_| The Fund cannot issue "senior securities." However, that restriction does not prohibit the Fund from borrowing money subject to the provisions set forth in this Statement of Additional Information, or from entering into margin, collateral or escrow arrangements permitted by its other investment policies.

      |X| Do the Funds Have Any Restrictions That Are Not Fundamental? Each Fund has a number of other investment restrictions that are not fundamental policies, which means that they can be changed by vote of a majority of a Fund's Board of Trustees without shareholder approval.

|_| A Fund cannot invest in companies for the purpose of acquiring control or management of them.
|_| A Fund cannot pledge, mortgage or hypothecate any of its assets. However, this does not prohibit the escrow arrangements contemplated by writing covered call options or other collateral or margin arrangements in connection with any of the hedging instruments permitted by any of its other investment policies.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. A Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of a Fund's policy not to concentrate its investments as described above, a Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional Information. That is not a fundamental policy.

How the Funds are Managed

Organization and History. Oppenheimer Select Managerss (the "Trust") is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trust was organized as a Massachusetts business trust on November 13, 2000.

      The Trust and each series of the Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee each Fund's activities, review its performance, and review the actions of the Advisers and Subadvisers. Although each Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust.

      |X| Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of each Fund into two (2) or more classes. The Board has done so, and each Fund currently has five (5) classes of shares: Class A, Class B, Class C, Class N and Class Y. All classes invest in the same investment portfolio. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o may have separate voting rights on matters in which interests of one class are different from interests of another class, and o votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      The Trustees are authorized to create new series and classes of shares. The Trustees may reclassify unissued shares of a Fund into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in a Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

      |X| Meetings of Shareholders. As a Massachusetts business trust, the Trust and each series of the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Trust and each series of the Trust will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make each Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six (6) months and must hold shares of a Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

      |X| Shareholder and Trustee Liability. The Trust's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Trust's and each Fund's obligations. It also provides for indemnification and reimbursement of expenses out of a Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, a Fund shall assume the defense of any claim made against a shareholder for any act or obligation of a Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a shareholder will incur financial loss from being held liable as a "partner" of a Fund is limited to the relatively remote circumstances in which a Fund would be unable to meet its obligations.

      A Fund's contractual arrangements state that any person doing business with the Trust (and each shareholder of a Fund) agrees under its Declaration of Trust to look solely to the assets of a Fund for satisfaction of any claim or demand that may arise out of any dealings with a Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Funds. The Funds' Trustees and officers and their principal occupations and business affiliations and occupations during the past five (5) years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Trustees are Trustees or Directors of the following Oppenheimer funds:

Oppenheimer  California Municipal Oppenheimer   International   Small
Fund                              Company Fund
Oppenheimer Capital  Appreciation
Fund                              Oppenheimer Large Cap Growth Fund
Oppenheimer Capital  Preservation
Fund                              Oppenheimer Money Market Fund, Inc.
Oppenheimer   Developing  Markets Oppenheimer   Multiple   Strategies
Fund                              Fund
                                  Oppenheimer   Multi-Sector   Income
Oppenheimer Discovery Fund        Trust
Oppenheimer              Emerging Oppenheimer  Multi-State  Municipal
Technologies Fund                 Trust
Oppenheimer Enterprise Fund       Oppenheimer Municipal Bond Fund
Oppenheimer Europe Fund           Oppenheimer New York Municipal Fund
Oppenheimer Global Fund           Oppenheimer Series Fund, Inc.
Oppenheimer   Global   Growth   &
Income Fund                       Oppenheimer U.S. Government Trust
Oppenheimer    Gold   &   Special
Minerals Fund                     Oppenheimer Trinity Core Fund
Oppenheimer Growth Fund           Oppenheimer Trinity Growth Fund
Oppenheimer  International Growth
Fund                              Oppenheimer Trinity Value Fund
                                  Oppenheimer World Bond Fund

    Ms. Macaskill and Messrs. Bishop, Bowen, Donohue, Farrar and Zack, who are officers of the Funds, respectively hold the same offices of the other Oppenheimer funds listed above. As of ____________, 2000, the Trustees and the officers of the Funds as a group owned less than 1% of the outstanding shares of each of the Funds. The foregoing statement does not reflect shares held of record by an employee benefit plan for employees of the Subadviser other than shares beneficially owned under that plan by the officers of the Fund listed below. Ms. Macaskill and Mr. Donohue, are trustees of that plan.

Leon Levy, Chairman of the Board of Trustees, Age: 75.
280 Park Avenue, New York, NY 10017
General  Partner of Odyssey  Partners,  L.P.  (investment  partnership)  (since
1982) and Chairman of Avatar Holdings, Inc. (real estate development).

Donald W. Spiro, Vice Chairman of the Board of Trustees, Age: 74. 399 Ski Trail, Smoke Rise, New Jersey 07405 Formerly he held the following positions: Chairman Emeritus (August 1991 August 1999), Chairman (November 1987 - January 1991) and a director (January 1969 - August 1999) of the Manager; President and Director of OppenheimerFunds Distributor, Inc., a subsidiary of the Manager and the Fund's Distributor (July 1978 - January 1992).

Bridget A. Macaskill*, President and Trustee, Age: 51.
Two World Trade Center, New York, New York 10048-0203
Chairman (since August 2000), Chief Executive Officer (since September 1995) and a director (since December 1994) of the Manager; President (since September
1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President, Chief Executive Officer and a director (since March 2000) of OFI Private Investments, Inc., an investment adviser subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September 1995), transfer agent subsidiaries of the Manager; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer Millennium Funds plc; a director of HarbourView Asset Management Corporation
(since July 1991) and of Oppenheimer  Real Asset  Management,  Inc.  (since July
1996),  investment adviser  subsidiaries of the Manager; a director (since April
2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director of Prudential Corporation plc (a U.K. financial service company); President and a trustee of other Oppenheimer funds; formerly President of the Manager (June 1991 - August 2000).

Robert G. Galli, Trustee, Age: 67.
19750 Beach Road, Jupiter, FL 33469
A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions: Vice Chairman (October 1995 - December 1997) and Executive Vice
President (December 1977 - October 1995) of the Manager; Executive Vice President and a director (April 1986 - October 1995) of
HarbourView Asset Management Corporation.

Phillip A. Griffiths, Trustee, Age: 61.
97 Olden Lane, Princeton, N. J. 08540
The Director of the Institute for Advanced Study, Princeton, N.J. (since 1991) and a member of the National Academy of Sciences (since 1979); formerly (in descending chronological order) a director of Bankers Trust Corporation, Provost and Professor of Mathematics at Duke University, a director of Research Triangle Institute, Raleigh, N.C., and a Professor of Mathematics at Harvard University.

Benjamin Lipstein, Trustee, Age: 77.
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor   Emeritus  of   Marketing,   Stern   Graduate   School  of  Business
Administration, New York University.

Elizabeth B. Moynihan, Trustee, Age: 71.
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institute), Executive Committee of Board of Trustees of the National Building Museum; a member of the Trustees Council, Preservation League of New York State.

Kenneth A. Randall, Trustee, Age: 73.
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), and Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee, Age: 70.
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a director of RBAsset (real estate manager); a director of OffitBank; Trustee, Financial Accounting Foundation (FASB and GASB); President, Baruch College of the City University of New York; formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee, Age: 68.
8 Sound Shore Drive, Greenwich, Connecticut 06830
Chairman of The Directorship Search Group, Inc. (corporate governance consulting and executive recruiting); a director of Professional Staff Limited (a U.K. temporary staffing company); a life trustee of International House (non-profit educational organization), and a trustee of the Greenwich Historical Society.

Clayton K. Yeutter, Trustee, Age: 69.
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of Counsel, Hogan & Hartson (a law firm); a director of Zurich Financial Services (financial services), Zurich Allied AG and Allied Zurich p.l.c. (insurance investment management); Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order), Counsellor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, U.S. Trade Representative.

Andrew J. Donohue, Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a director (since September 1995) of the Manager; Executive Vice President (since September 1993) and a director (since January 1992) of OppenheimerFunds Distributor, Inc.; Executive Vice President, General Counsel and a director (since September 1995) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000), and of PIMCO Trust Company (since May 2000); President and a director of Centennial Asset Management Corporation of the Manager) (since September 1995) and of Oppenheimer Real Asset Management, Inc. (since July
1996); Vice President and a director (since September 1997) of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc; a director (since April
2000) of OppenheimerFunds Legacy Program; General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.

Robert Bishop, Assistant Treasurer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund
Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 34.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.

Brian W. Wixted, Treasurer, Age: 40.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (since April 1999) of the Manager; Treasurer of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since April 1999); Assistant Treasurer of Oppenheimer Acquisition Corp. (since April 1999); Assistant Secretary of Centennial Asset Management Corporation (since April 1999); formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991 - March 1995); and Vice President and Accounting Manager, Merrill Lynch Asset Management (November 1987 - September 1991).

Robert G. Zack, Assistant Secretary, Age: 51.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager, Assistant Secretary of Shareholder Services, Inc. (since May 1985), and Shareholder Financial Services, Inc. (since November
1989); Assistant Secretary of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

      |X| Remuneration of Trustees. The officers of the Funds and one Trustee, Ms. Macaskill, are affiliated with the Manager and receive no salary or fee from the Funds.

      |X| Retirement Plan for Trustees. The Funds have adopted a retirement plan that provide for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five (5) years of service in which the highest compensation was received. A Trustee must serve as Trustee for any of the New York-based Oppenheimer funds listed above for at least fifteen (15) years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service. Therefore the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.

    |X| Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from a Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

    Deferral of Trustees' fees under the plan will not materially affect the Funds' assets, liabilities and net income per share. The plan will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Funds may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X| Major Shareholders. As of the date of this Statement of Additional Information, Oppenheimer Funds, Inc. was the only shareholder of record.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X| Code of Ethics. The Funds, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Funds and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Funds, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Funds' registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1-202-942-8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet web site at http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Management and Advisory Arrangements - Mercury Advisors S&P 500 Index Fund and Mercury Advisors Focus Growth Fund

      Management Services and Management Fee. The Mercury Advisors S&P 500 Index Fund and the Mercury Advisors Focus Growth Fund each invests all of its assets in shares of a Master Fund. Accordingly, the Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the Master Fund. The Master Fund has entered into an investment management agreement with Fund Asset Management, L.P., doing business as Mercury Advisors, as Adviser (the "Management Agreement"). The Adviser receives monthly compensation at the annual rate of 0.85% of the average daily net assets of the Master Fund in which the Mercury Advisors Focus Growth Fund invests. The Adviser receives monthly compensation at the annual rate of 0.005% (which includes the management fee for the Master Fund plus administrative fees charged to the Fund) of the average daily net assets of the Master Fund in which the Mercury Advisors S&P 500 Index Fund invests.

      The Adviser has also entered into a Subadvisory agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") pursuant to which MLAM U.K. provides investment advisory services to the Adviser with respect to the Mercury Advisors Focus Growth Fund. The following entities may be considered "controlling persons" of MLAM U.K.: Merrill Lynch Europe PLC (MLAM U.K.'s parent), a subsidiary of Merrill Lynch International Holdings, Inc., a subsidiary of Merrill Lynch International, Inc., a subsidiary of ML & Co.

      Payment of Master Fund Expenses. The Management Agreement obligates the Adviser to provide investment advisory services and to pay, or cause an affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Master Fund and the Funds. The Adviser is also obligated to pay, or cause an affiliate to pay, the fees of all officers, Trustees and Directors who are affiliated persons of the Adviser or any affiliate. The Master Fund pays, or causes to be paid, all other expenses incurred in the operation of the Master Fund, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports, copies of the Registration Statement, charges for the custodian, any sub-custodian and the transfer agent expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Trustees who are not affiliated persons of the Adviser or an affiliate of the Adviser, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Master Fund. Accounting services are provided to the Master Fund by the Adviser or an affiliate of the Adviser, and the Master Fund reimburses the Adviser or an affiliate of the Adviser for its costs in connection with such services.

      Payment of Fund Expenses. The Fund pays, or causes an affiliate to pay, all other expenses incurred in the operation of the Fund, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and the transfer agent, expenses of redemption of shares, Commission fees, expenses of registering the shares under federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Trustees who are not affiliated persons of the Adviser, or of an affiliate of the Adviser, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund. The Distributor will pay certain of the expenses of the Fund incurred in connection with the offering of Fund shares. Accounting services are provided to the Fund by the Adviser, and the Fund reimburses the Adviser for its costs in connection with such services.

      Organization of the Adviser. Fund Asset Management, L.P. is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services, Inc. ML & Co. and Princeton Services are "controlling persons" of the Adviser as defined under the Investment Company Act because of their ownership of its voting securities and their power to exercise a controlling influence over its management or policies.

      Duration and Termination. Unless earlier terminated as described below, the Management Agreement will remain in effect for two (2) years from its effective date. Thereafter, it will remain in effect from year to year if approved annually (a) by the Board of Trustees of the Master Fund or by a majority of the outstanding shares of the Master Fund and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on sixty (60) days' written notice at the option of either party thereto or by the vote of the shareholders of the Master Fund.

      |X| The Investment Advisory Agreement - PGAM Active Balanced Fund, Jennison Growth Fund, Salomon Brothers Capital Fund and Gartmore Millenium Growth Fund. The Manager provides investment advisory and management services to the PGAM Active Balanced Fund, Jennison Growth Fund, Salomon Brothers Capital Fund and Gartmore Millenium Growth Fund under investment advisory agreements between the Manager and the Trust on behalf of each Fund. The Manager handles the Funds' day-to-day business, and the agreements permit the Manager to enter into Subadvisory agreements with other registered investment advisors to obtain specialized services for the Funds, as long as the Funds are not obligated to pay any additional fees for those services. The Manager has retained the Subadvisers pursuant to separate Subadvisory Agreements, described below, under which each Subadviser buys and sells portfolio securities for the respective Fund. The portfolio manager of each of the Funds is employed by the Subadviser and is the person who is principally responsible for the day-to-day management of each of the Fund's portfolio, as described below.

    The investment advisory agreement between the Trust on behalf of each Fund, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

    Each of the Funds pays expenses not expressly assumed by the Manager under the advisory agreement. Expenses for the Trust's six (6) series are allocated to the series in proportion to their net assets, unless allocations of expenses can be made directly to a series. The advisory agreements list examples of expenses paid by the Funds. The major categories relate to calculation of each of the Fund's net asset values per share, interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Funds to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Funds as a whole. The fees are allocated to each class of shares based upon the relative proportion of each of the Fund's net assets represented by that class.

    The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

    The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Funds to use the name "Oppenheimer" as part of its name.

      |X| The Subadvisory Agreement. Under the Subadvisory Agreement between the Manager and each Subadviser, the Subadviser shall regularly provide investment advice with respect to the applicable Fund and invest and reinvest cash, securities and the property comprising the assets of the Fund. Under the Subadvisory Agreement, the Subadviser agrees not to change the portfolio manager of the Fund without the written approval of the Manager. The Subadviser also agrees to provide assistance in the distribution and marketing of the Fund.

      Under the Subadvisory Agreement, the Manager pays the Subadviser an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Subadviser under the Subadvisory agreement is paid by the Manager, not by the Funds. The Subadvisory fee paid by the Manager to each Subadviser is as follows:

                                             Subadvisory Fee
Fund               Subadviser                as % of average net assets

Jennison Growth Fund             Jennison Associates LLC

Select Managers Active
Balanced Fund                    The Prudential Investment Corporation

Salomon Brothers   Salomon Brothers Asset
Capital Fund                     Management, Inc.

Gartmore Millenium Villanova Mutual Fund
Growth Fund                      Capital Trust

      The Subadvisory Agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Subadviser shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Subadvisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

Brokerage Policies of the Funds

Transactions in Portfolio Securities - Mercury Advisors S&P 500 Index Fund and Mercury Active Balanced Fund

    Because each Fund will invest exclusively in beneficial interests in a Master Fund, it is expected that all transactions in portfolio securities will be entered into by the Master Fund. Subject to policies established by the Board of Trustees of the Master Fund, the Adviser is primarily responsible for the execution of the Master Fund's portfolio transactions and the allocation of brokerage. The Master Fund has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities and does not use any particular broker or dealer. In executing transactions with brokers and dealers, the Adviser seeks to obtain the best net results for the Master Fund, taking into account such factors as price (including the applicable brokerage commissions or dealer spread), size of order, difficulty of execution and operational facilities of the firm and the firm's risk in positioning a block of securities. While the Adviser generally seeks reasonably competitive commission rates, the Master Fund does not necessarily pay the lowest spread or commission available. In addition, consistent with the Conduct Rules of the NASD and policies established by the Board of Trustees of the Master Fund, the Adviser may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Master Fund; however, whether or not a particular broker or dealer sells shares of the Fund neither qualifies nor disqualifies such broker or dealer to execute transactions for the Master Fund.

    Subject to obtaining the best net results, brokers who provide supplemental investment research to the Adviser may receive orders for transactions by the Master Fund. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Management Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. If in the judgment of the Adviser the Master Fund will benefit from supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transactions. Certain supplemental research services may primarily benefit one or more other investment companies or other accounts for which the Adviser exercises investment discretion. Conversely, the Master Fund may be the primary beneficiary of the supplemental research services received as a result of portfolio transactions effected for such other accounts or investment companies.

    The Master Fund anticipates that its brokerage transactions involving securities of issuers domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions generally are higher than in the United States, although the Master Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There generally is less governmental supervision and regulation of foreign stock exchanges and brokers than in the United States.

    Foreign equity securities may be held by the Master Fund in the form of ADRs, EDRs, GDRs or other securities convertible into foreign equity securities. ADRs, EDRs and GDRs may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The Master Fund's ability and decisions to purchase or sell portfolio securities of foreign issuers may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of a Fund are redeemable on a daily basis in U.S. dollars, the Master Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have significant effect on the Master Fund's portfolio strategies.

    Each Master Fund may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Master Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Master Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Master Fund will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of the Master Fund may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Master Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Trustees of the Master Fund that either comply with rules adopted by the Commission or with interpretations of the Commission staff.

    Section 11(a) of the Exchange Act generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Master Fund in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Master Fund and annual statements as to aggregate compensation will be provided to the Master Fund. Securities may be held by, or be appropriate investments for, the Master Fund as well as other funds or investment advisory clients of the Adviser or its affiliates.

    The Board of Trustees of the Master Fund has considered the possibility of seeking to recapture for the benefit of the Master Fund brokerage commissions and other expenses of possible portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by the Master Fund to the Adviser. After considering all factors deemed relevant, the Board of Trustees of the Master Fund made a determination not to seek such recapture. The Board of Trustees of the Master Fund will reconsider this matter from time to time.

    Because of different objectives or other factors, a particular security may be bought for one or more clients of the Adviser or its affiliates when one or more clients of the Adviser or its affiliates are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Master Fund or other clients or funds for which the Adviser or an affiliate act as investment adviser, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Brokerage Provisions of the Investment Advisory Agreements and the Subadvisory Agreements. One of the duties of the Subadviser under the Subadvisory Agreement is to arrange the portfolio transactions for the Funds. Each Fund's investment advisory agreement with the Manager and the Subadvisory Agreement contain provisions relating to the selection of broker-dealers to effect each Fund's portfolio transactions. The Manager and the Subadviser are authorized to select broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. They may employ broker-dealers that the Manager or the Subadviser thinks, in its best judgment based on all relevant factors, will implement the policy of the Funds to obtain, at reasonable expense, the "best execution" of each of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable.

    The Manager and the Subadviser need not seek competitive commission bidding. However, they are expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Funds as established by their Board of Trustees.

      The Manager and the Subadviser may select brokers (other than affiliates) that provide brokerage and/or research services for the Funds and/or the other accounts over which the Manager, the Subadviser or their respective affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager or Subadviser, as applicable, makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for each of the Fund's portfolio transactions, the Manager and the Subadviser may also consider sales of shares of each of the Funds and other investment companies for which the Manager or an affiliate serves as investment advisor.

    The Subadvisory Agreement permits the Subadviser to enter into "soft-dollar" arrangements through the agency of third parties to obtain services for the Funds. Pursuant to these arrangements, the Subadviser will undertake to place brokerage business with broker-dealers who pay third parties that provide services. Any such "soft-dollar" arrangements will be made in accordance with policies adopted by the Board of the Trust and in compliance with applicable law.

Brokerage Practices. Brokerage for the Funds is allocated subject to the provisions of the investment advisory agreement and the Subadvisory agreement and the procedures and rules described above. Generally, the Subadviser's portfolio traders allocate brokerage based upon recommendations from the Fund's portfolio manager. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Subadviser's executive officers supervise the allocation of brokerage.

    Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Funds may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.

    Each Subadviser serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Subadviser to allocate purchase or sale transactions among the Fund it manages and other clients whose assets it manages in a manner it deems equitable. In making those allocations, the Subadviser considers several main factors, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and each other client's accounts.

    When orders to purchase or sell the same security on identical terms are placed by more than one of the funds and/or other advisory accounts managed by the Subadviser or its affiliates, the transactions are generally executed as received, although a fund or advisory account that does not direct trades to a specific broker (these are called "free trades") usually will have its order executed first. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades. All orders placed on behalf of a Fund are considered free trades. However, having an order placed first in the market does not necessarily guarantee the most favorable price. Purchases are combined where possible for the purpose of negotiating brokerage commissions. In some cases that practice might have a detrimental effect on the price or volume of the security in a particular transaction for the Fund.

    Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, a Fund will normally deal directly with the selling or purchasing principal or market maker unless the Subadviser determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Funds seek to obtain prompt execution of these orders at the most favorable net price.

    The investment advisory agreement and the Subadvisory agreement permit the Manager and the Subadviser to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Subadviser and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the respective Fund and one or more of the Subadviser's other accounts. Investment research may be supplied to the Subadviser by a third party at the instance of a broker through which trades are placed.

    Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Subadviser in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Subadviser in the investment decision-making process may be paid in commission dollars.

    The research services provided by brokers broadens the scope and supplements the research activities of the Subadviser. That research provides additional views and comparisons for consideration, and helps the Subadviser to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Subadviser provides information to the Manager and the Board about the commissions paid to brokers furnishing such services, together with the Subadviser's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with each of the Funds, the Distributor acts as each of the Fund's principal underwriter in the continuous public offering of each Fund's different classes of shares. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

      The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares during the Fund's three (3) most recent fiscal years is shown in the table below.

Distribution and Service Plans. Each Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans a Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

      Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan. The shareholder votes for the plans were cast by the Manager as the sole initial holder of the shares of each class of shares of each Fund.

      Under the plans, the Subadviser and the Distributor, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from each Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if each Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of each of the Funds automatically convert into Class A shares after six (6) years, each Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each Class, voting separately by class.

      While the plans are in effect, the Treasurer of each Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of each Fund who are not "interested persons" of a Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

      |X| Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Funds, assisting in establishing and maintaining accounts in the Funds, making the Funds' investment plans available and providing other services at the request of the Funds or the Distributor. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |X| Class B, Class C and Class N Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Funds under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      The Class B, Class C and the Class N Plans permit the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      The Distributor retains the asset-based sales charge on Class B and Class N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing commission to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C and/or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commissions and service fee in advance at the time of purchase.

      The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. Each Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:

o pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o may finance payment of sales commissions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o employs personnel to support distribution of Class B, Class C and Class N shares, and
o bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

      All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Funds

Explanation of Performance Terminology. Each Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. You can obtain current performance information by calling the Funds' Transfer Agent at 1.800.525.7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

      Each Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by a Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare a Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using a Fund's performance information as a basis for comparison with other investments:
      |_| Total returns measure the performance of a hypothetical account in a Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
      |_| A Fund's performance returns do no reflect the effect of taxes on dividends and capital gains distributions.
      |_| An investment in a Fund is not insured by the FDIC or any other government agency.
      |_| The principal value of a Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
      |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
      |_| Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of a Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Total Return Information. There are different types of "total returns" to measure a Fund's performance. Total return is the change in value of a hypothetical investment in a Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten (10) years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. A Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period. For Classs N shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year and 3-year periods. There is no sales charge on Class Y shares.

           |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                                  1/n
                               ERV
                               ---  - 1 = Average Annual Total Return
                                P

           |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                              ERV-P
                              ----- = Total Return
                                P

           |_| Total Returns at Net Asset Value. From time to time a Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B Class C or Class N shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

Other Performance Comparisons. Each Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. Each Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X| Lipper Rankings. From time to time a Fund may publish the ranking of the performance of its classes of shares by Lipper Analytical Services, Inc ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks their performance for various periods based on categories relating to investment objectives. Lipper currently ranks each Fund's performance against all other ________ funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |X| Morningstar Rankings. From time to time a Fund may publish the star ranking of the performance of its classes of shares by Morningstar, Inc. ("Morningstar"), an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. Each Fund is ranked among domestic stock funds.

      Morningstar star rankings are based on risk-adjusted total investment return. Investment return measures a fund's (or class's) one-, three-, five- and ten-year average annual total returns (depending on the inception of the fund or class) in excess of ninety (90) day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's (or class's) performance below ninety (90) day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five (5) stars is the "highest" ranking (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's (or class's) 3-year ranking or its combined 3- and 5-year ranking (weighted 60%/40% respectively), or its combined 3-, 5-, and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception date of the fund (or class).
Rankings are subject to change monthly.

      A Fund may also compare its performance to that of other funds in its Morningstar category. In addition to its star rankings, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

      |X| Performance Rankings and Comparisons by Other Entities and Publications. From time to time a Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of a Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      From time to time, a Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.


-------------------------------------------------------------------------------
ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------

How to Buy Shares

      Additional information is presented below about the methods that can be used to buy shares of a Fund. Appendix C contains more information about the special sales charge arrangements offered by a Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Funds are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions. Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      |X| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
         |_| Class A and Class B shares you purchase for your individual accounts, or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
|_| current purchases of Class A and Class B shares of a Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
|_| Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

      |X| The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and currently include the following:

                                    Oppenheimer Main Street  California
Oppenheimer Bond Fund               Municipal Fund
Oppenheimer  Capital   Appreciation Oppenheimer       Main       Street
Fund                                Opportunity Fund
Oppenheimer  Capital   Preservation Oppenheimer  Main  Street  Growth &
Fund                                Income Fund
Oppenheimer   California  Municipal Oppenheimer  Main Street  Small Cap
Fund                                Fund

Oppenheimer Champion Income Fund    Oppenheimer MidCap Fund
Oppenheimer  Convertible Securities Oppenheimer   Multiple   Strategies
Fund                                Fund
Oppenheimer Developing Markets Fund Oppenheimer Municipal Bond Fund Oppenheimer Disciplined Allocation
Fund                                Oppenheimer New York Municipal Fund
                                    Oppenheimer  New  Jersey  Municipal
Oppenheimer Disciplined Value Fund  Fund
                                    Oppenheimer  Pennsylvania Municipal
Oppenheimer Discovery Fund          Fund
Oppenheimer  Emerging  Technologies Oppenheimer  Quest  Balanced  Value
Fund                                Fund
                                    Oppenheimer   Quest  Capital  Value
Oppenheimer Enterprise Fund         Fund, Inc.
                                    Oppenheimer   Quest   Global  Value
Oppenheimer Capital Income Fund     Fund, Inc.
                                    Oppenheimer    Quest    Opportunity
Oppenheimer Europe Fund             Value Fund
Oppenheimer Florida Municipal Fund  Oppenheimer Quest Small Cap Fund
Oppenheimer Global Fund             Oppenheimer Quest Value Fund, Inc.
Oppenheimer  Global Growth & Income
Fund                                Oppenheimer Real Asset Fund
Oppenheimer    Gold    &    Special Oppenheimer  Senior  Floating  Rate
Minerals Fund                       Fund
Oppenheimer Growth Fund             Oppenheimer Strategic Income Fund
                                    Oppenheimer   Total   Return  Fund,
Oppenheimer High Yield Fund         Inc.
Oppenheimer Insured Municipal Fund Oppenheimer Trinity Core Fund Oppenheimer Intermediate Municipal
Fund                                Oppenheimer Trinity Growth Fund
Oppenheimer International Bond Fund Oppenheimer Trinity Value Fund
Oppenheimer   International  Growth
Fund                                Oppenheimer U.S. Government Trust
Oppenheimer   International   Small
Company Fund                        Oppenheimer World Bond Fund
                                    Limited-Term   New  York  Municipal
Oppenheimer Large Cap Growth Fund   Fund
Oppenheimer            Limited-Term
Government Fund                     Rochester Fund Municipals

and  the  following   money  market
funds:

                                    Centennial   New  York  Tax  Exempt
Centennial America Fund, L. P.      Trust
Centennial  California  Tax  Exempt
Trust                               Centennial Tax Exempt Trust
Centennial Government Trust         Oppenheimer Cash Reserves
                                    Oppenheimer   Money   Market  Fund,
Centennial Money Market Trust       Inc.


      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

      |X| Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of a Fund and other Oppenheimer funds during a thirteen (13) month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to ninety (90) days before the date of the Letter.

      A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of a Fund (and other Oppenheimer funds) during a thirteen (13) month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to ninety (90) days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of a Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by a Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for purchases of shares of a Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent. If the intended purchase amount under a Letter of Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

       Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of a Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account

      2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty (60) days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

      5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a) Class A shares sold with a front-end sales charge or subject to a Class
           A contingent deferred sales charge,
(b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or
           (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of a Fund, your bank account will be debited automatically. Normally the debit will be made two (2) business days prior to the investment dates selected in the Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,   you  should  obtain  a
prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. A Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of Retirement Plans are entitled to purchase shares of a Fund without sales charge or at reduced sales charge rates, as described in Appendix B to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of a Fund will have their Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million.

Cancellation of Purchase Orders. Cancellation of purchase orders for a Fund's shares (for example, when a purchase check is returned to a Fund unpaid) causes a loss to be incurred when the net asset value of that Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of a Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares to compensate the Distributor and brokers, dealers and financial institutions that sell shares of a Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of a Fund.

      |X| Class B Conversion. Under current interpretation of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares after six (6) years is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversion of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two (2) classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six (6) years.

      |X| Allocation of Expenses. A Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Funds' assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of each Fund's share classes recognizes two (2) types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class). Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of a Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and U.S. holidays) or after 4:00 P.M. on a regular business day. Each Fund's net asset values will not be calculated on those days, and the values of some of each of a Fund's portfolio securities may significantly change on those days, when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in a Fund's calculation of its net asset values that day unless the Board of Trustees of the Funds or the Master Fund (in the case of the Mercury Advisors S&P 500 Index Fund and the Mercury Advisors Focus Growth Fund) determines that the event is likely to effect a material change in the value of the security. The Manager or Adviser (in the case of the Mercury Advisors S&P 500 Index Fund or the Mercury Advisors Focus Growth Fund) may make that determination, under procedures established by the applicable Board.

      |X| Securities Valuation. Each of the Fund's Board of Trustees and the Board of Trustees of the Master Fund (in the case of the Mercury Advisors S&P 500 Index Fund or the Mercury Advisors Focus Growth Fund) has established procedures for the valuation of each Fund's securities. In general those procedures are as follows:

      |_| Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:
(1)   if last sale  information is regularly  reported,  they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or
(2) if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
      |_| Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing  service  approved by the
           Board of Trustees, or
(2) at the last sale price obtained by the Manager or Adviser from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3) at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two (2) market makers in the security.
      |_| Long-term debt securities having a remaining maturity in excess of sixty (60) days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by each Fund's Board of Trustees or the Board of Trustees of the Master Fund or obtained by the Manager or Adviser, as the case may be, from two (2) active market makers in the security on the basis of reasonable inquiry.
      |_| The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by each Fund's Board of Trustees or the Board of Trustees of the Master Fund or obtained by the Manager or Adviser, as the case may be, from two (2) active market makers in the security on the basis of reasonable inquiry: (1) debt instruments that have a maturity of more than three hundred ninety seven (397) days when issued,
(2)        debt  instruments  that had a maturity of three hundred  ninety seven
           (397) days or less when issued and have a remaining maturity of more than sixty (60) days, and
(3) non-money market debt instruments that had a maturity of three hundred ninety seven (397) days or less when issued and which have a remaining maturity of sixty (60) days or less.
      |_|  The  following   securities   are  valued  at  cost,   adjusted  for
amortization of premiums and accretion of discounts:
(1)   money market debt securities  held by a non-money  market fund that had a maturity of less than three hundred ninety seven (397) days when issued that have a remaining maturity of sixty (60) days or less, and
(2) debt instruments held by a money market fund that have a remaining maturity of three hundred ninety seven (397) days or less.
      |_| Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager or Adviser, as the case may be, is unable to locate two (2) market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager or Adviser, as the case may be, may use pricing services approved by the applicable Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, and maturity. ther special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager or Adviser, as the case may be, will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager or Adviser, as the case may be, by a bank, dealer or pricing service that the Manager or Adviser has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the applicable Board of Trustees or by the Manager or Adviser. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager or Adviser from two (2) active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When a Fund writes an option, an amount equal to the premium received is included in a Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining a Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by a Fund expires, the Fund has a gain in the amount of the premium. If a Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If a Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

      Information on how to sell shares of a Fund is stated in the Prospectus. The information below provides additional information about the procedures and conditions for redeeming shares.

Reinvestment Privilege. Within six (6) months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:

      |_| Class A shares purchased subject to an initial sales charge or Class A
        shares on which a contingent deferred sales charge was paid, or |_| Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of a Fund or any of the other Oppenheimer funds into which shares of a Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C or Class Y shares. A Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of a Fund or another of the Oppenheimer funds within ninety (90) days of payment of the sales charge, the shareholder's basis in the shares of a Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of a Fund may determine that it would be detrimental to the best interests of the remaining shareholders of that Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of a Fund, in lieu of cash.

      Each Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any ninety (90) day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must (1) state the reason for the distribution; (2) state the owner's awareness of tax penalties if the distribution is premature; and (3) conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of a Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. Each Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is each Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three (3) business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of a Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three (3) business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior thirty
(30) days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three (3) business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. Each Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B, Class C and Class N shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix B, below).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Funds and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of a Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither a Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of a Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of a Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three
(3) business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two (2) weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Funds. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent. A Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or a Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for a Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1.800.525.7048.
      |_| All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.
      |_| Oppenheimer Main Street California Municipal Fund currently offers only Class A and Class B shares.
      |_| Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401 (k) plans.
      |_| Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other Fund.
      |_|  Class M shares  of  Oppenheimer  Convertible  Securities  Fund may be
exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
      |_| Class A shares of Senior Floating Rate Fund are not available by exchange of Class A shares of other Oppenheimer funds. Class A shares of Senior Floating Rate Fund that are exchanged for shares of the other Oppenheimer funds may not be exchanged back for Class A shares of Senior Floating Rate Fund.
      |_|  Class X  shares  of  Limited  Term  New  York  Municipal  Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
      |_| Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the thirty (30) days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

      Shares of a Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      A Fund may amend, suspend or terminate the exchange privilege at any time. Although a Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide sixty (60) days notice prior to materially amending or terminating the exchange privilege. That sixty (60) day notice is not required in extraordinary circumstances.

      |X| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within eighteen (18) months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within twelve (12) months of the initial purchase of the exchanged Class C shares. The Class N contingent deferred sales charge is imposed on Class N shares acquired by exchange if they are redeemed within eighteen (18) months of the first purchase of any Class N shares by the retirement plan.

      When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or the Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X| Limits on Multiple Exchange Orders. Each Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. Each Fund may accept requests for exchanges of up to fifty (50) accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a Prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five (5) business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. Each Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request. When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. Each Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.


Dividends, Capital Gains and Taxes

Dividends and Distributions. Each Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of each Fund's portfolio, and expenses borne by a Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of each Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and each Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of each Fund's Dividends and Distributions. The Federal tax treatment of each Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus.

      Special provisions of the Internal Revenue Code govern the eligibility of the Funds' dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by a Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund have held for a minimum period, usually forty six (46) days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for forty five
(45) days or less. To the extent a Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      Under the Internal Revenue Code, by December 31 each year, the Funds must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If they do not, the Funds must pay an excise tax on the amounts not distributed. It is presently anticipated that the Funds will meet those requirements. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for a particular Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      The Trust intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables each Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a double tax on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from a Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). If a Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Internal Revenue Code contains a number of complex tests relating to qualification which a Fund might not meet in any particular year. If it did not so qualify, a Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

      If prior distributions made by a Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Funds may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of these Funds on the same basis.

Additional Information About the Funds

The Distributor. Each Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as a Fund's Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Funds' Transfer Agent, is a division of the Manager. It is responsible for maintaining the Funds'
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It acts on an "at-cost" basis. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. The Bank of New York is the Custodian of each Fund's assets. The Custodian's responsibilities include safeguarding and controlling each Fund's portfolio securities and handling the delivery of such securities to and from each Fund. It will be the practice of each Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. Each Fund's cash balances with the custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Accountants. KPMG LLP are the independent accountants of each Fund. They audit each Fund's financial statements and perform other related audit services. They also act as accountants for certain other funds advised by the Manager and its affiliates.

                                   Appendix A

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                         RATINGS DEFINITIONS
-------------------------------------------------------------------------------

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.


Moody's Investors Service, Inc.
-------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category. Short-Term Ratings - Taxable Debt


These ratings apply to the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage, while sound, may be subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.


Standard & Poor's Rating Services
-------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  Exhibits  adequate  protection  parameters.   However,   adverse  economic
conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.


-------------------------------------------------------------------------------
Fitch IBCA, Inc.

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. Securities are not meeting current obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the rating category. Plus and minus signs are not added to the "AAA" category or to categories below "CCC."

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment. May have an added "+" to denote exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in higher ratings.

F3: Fair credit quality. Capacity for timely payment is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:    Speculative. Minimal capacity for timely payment, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility, Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.


Duff & Phelps Credit Rating Co. Ratings
-------------------------------------------------------------------------------

Long-Term Debt and Preferred Stock

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A & A-: Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+, BBB & BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB & BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within the category.

B+, B & B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade.

CCC: Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP:  Preferred stock with dividend arrearages.

Short-Term Debt:

High Grade:
D-1+: Highest certainty of timely payment. Safety is just below risk-free U.S. Treasury short-term debt.

D-1: Very high certainty of timely payment. Risk factors are minor.

D-1-: High certainty of timely payment. Risk factors are very small.

Good Grade:
D-2: Good certainty of timely payment. Risk factors are small.

Satisfactory Grade:
D-3: Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade:
D-4: Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service.

Default:
D-5: Issuer failed to meet scheduled principal and/or interest payments.

                                       B-1
                                   Appendix B


-------------------------------------------------------------------------------
                      Industry Classifications
-------------------------------------------------------------------------------

Aerospace/Defense                   Food and Drug Retailers
Air Transportation                  Gas Utilities
Asset-Backed                        Health Care/Drugs
Auto Parts and Equipment            Health Care/Supplies & Services
Automotive                          Homebuilders/Real Estate
Bank Holding Companies              Hotel/Gaming
Banks                               Industrial Services
Beverages                           Information Technology
Broadcasting                        Insurance
Broker-Dealers                      Leasing & Factoring
Building Materials                  Leisure
Cable Television                    Manufacturing
Chemicals                           Metals/Mining
Commercial Finance                  Nondurable Household Goods
Communication Equipment             Office Equipment
Computer Hardware                   Oil - Domestic
Computer Software                   Oil - International
Conglomerates                       Paper
Consumer Finance                    Photography
Consumer Services                   Publishing
Containers                          Railroads
Convenience Stores                  Restaurants
Department Stores                   Savings & Loans
Diversified Financial               Shipping
Diversified Media                   Special Purpose Financial
Drug Wholesalers                    Specialty Printing
Durable Household Goods             Specialty Retailing
Education                           Steel
Electric Utilities                  Telecommunications - Technology
Electrical Equipment                Telephone - Utility
Electronics                         Textile/Apparel
Energy Services & Producers         Tobacco
Entertainment/Film                  Trucks and Parts
Environmental                       Wireless Services
Food

                                      C-12
                                   Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
         Code,
(2) non-qualified deferred compensation plans, (3) employee benefit plans3 (4) Group Retirement Plans4 (5) 403(b)(7) custodial plan accounts (6) Individual Retirement Accounts ("IRAs"), including traditional IRAs,
         Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager"). Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

--------------
1. Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2. In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
3. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.


 I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within eighteen (18) months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable commission described in the Prospectus under "Class A Contingent Deferred Sales Charge."1 This waiver provision applies to: |_| Purchases of Class A shares aggregating $1 million or more. |_| Purchases by a Retirement Plan (other than an IRA or 403(b)(7)
        custodial plan) that:
(1)   buys shares costing $500,000 or more, or
(2) has, at the time of purchase, 100 or more eligible employees or total plan assets of $500,000 or more, or
(3) certifies to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
(2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_| Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1)   The record keeping is performed by Merrill Lynch Pierce Fenner & Smith,
            Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Managers, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments").
(2)   The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
|_| Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before May 1, 1999.

           II. Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no commissions are paid by the Distributor on such purchases): |_| The Manager or its affiliates. |_| Present or former officers, directors, trustees and employees (and their
        "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_| Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_| Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_| Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_| Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_| Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_| Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_| A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_| Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|-|

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_| A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_| A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no commissions are paid by the Distributor on such purchases): |_| Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested  from  the  Fund  or  other  Oppenheimer  funds  (other  than
        Oppenheimer   Cash  Reserves)  or  unit  investment   trusts  for  which
        reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior thirty (30) days from a mutual fund
        (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_| Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
|_| Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases: |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1)         Following  the  death or  disability  (as  defined  in the  Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)   To return excess contributions.
(3)

        To return contributions made due to a mistake of fact. (4) Hardship withdrawals, as defined in the plan.1 (5) Under a Qualified Domestic Relations Order, as defined in the Internal
            Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)         To  meet  the  minimum  distribution  requirements  of the  Internal
            Revenue Code.
(7)         To make  "substantially  equal  periodic  payments"  as described in
            Section 72(t) of the Internal Revenue Code.
(8)   For loans to participants or beneficiaries.
(9)   Separation from service.2
        (10)Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
        (11)Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|_| For distributions from Retirement Plans having 500 or more eligible employees, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.
|_| For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


    III. Waivers of Class B and Class C Sales Charges of Oppenheimer Funds

The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases: |_| Shares redeemed involuntarily, as described in "Shareholder Account
        Rules and Policies," in the applicable prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_| Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_| Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_| Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $1 million or more held by the Retirement Plan for more than one year, if the redemption proceeds are invested in Class A shares of one or more Oppenheimer funds.

|_| Distributions from Retirement Plans or other employee benefit plans for any of the following purposes:
(1)         Following  the  death or  disability  (as  defined  in the  Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
(2) To return excess contributions made to a participant's account. (3) To return contributions made due to a mistake of fact. (4) To make hardship withdrawals, as defined in the plan.3 (5) To make distributions required under a Qualified Domestic Relations
            Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)         To  meet  the  minimum  distribution  requirements  of the  Internal
            Revenue Code.
(7)         To make  "substantially  equal  periodic  payments"  as described in
            Section 72(t) of the Internal Revenue Code.
(8) For loans to participants or beneficiaries.4 (9) On account of the participant's separation from service.5 (10) Participant-directed redemptions to purchase shares of a mutual fund
            (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12) Distributions from Retirement Plans having 500 or more eligible employees, but excluding distributions made because of the Plan's elimination as investment options under the Plan of all of the Oppenheimer funds that had been offered.
(13) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
(14) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
      |_|  Redemptions  of Class B shares or Class C shares  under an  Automatic
        Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_| Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.


 IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
                      Funds Who Were Shareholders of Former
                              Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

  Oppenheimer  Quest  Value  Fund, Oppenheimer  Quest Small Cap
  Inc.                             Value Fund
  Oppenheimer    Quest    Balanced Oppenheimer   Quest   Global
  Value Fund                       Value Fund
  Oppenheimer   Quest  Opportunity
  Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

  Quest for Value  U.S.  Government Quest   for   Value   New   York
Income Fund                         Tax-Exempt Fund
  Quest   for   Value    Investment Quest   for    Value    National
Quality Income Fund                 Tax-Exempt Fund
  Quest  for  Value  Global  Income Quest   for   Value   California
Fund                                Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either: |_| acquired by such shareholder pursuant to an exchange of shares of an
        Oppenheimer fund that was one of the Former Quest for Value Funds, or |_| purchased by such shareholder by exchange of shares of another
        Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.  Reductions or Waivers of Class A Sales Charges.

      |X|       Reduced Class A Initial Sales Charge Rates for Certain Former
Quest for Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

---------------------------------------------------------------------
Number of         Initial Sales    Initial Sales
Eligible          Charge as a %    Charge as a %    Commission as %
Employees or      of Offering      of Net Amount    of Offering
Members           Price            Invested         Price
---------------------------------------------------------------------
---------------------------------------------------------------------
9 or Fewer             2.50%            2.56%            2.00%
---------------------------------------------------------------------
---------------------------------------------------------------------
At  least  10 but      2.00%            2.04%            1.60%
not more than 49
---------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      |X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
|_|   Shareholders who were shareholders of the AMA Family of Funds on
           February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
|_| Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      |X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with: |_| withdrawals under an automatic withdrawal plan holding only either Class
           B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
|_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: |_| redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
|_| withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
|_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within ninety (90) days after redemption.


       V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment
                                 Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section): o Oppenheimer U. S. Government Trust, o Oppenheimer Bond Fund, o Oppenheimer Disciplined Value Fund and o Oppenheimer Disciplined Allocation Fund are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

  Connecticut Mutual Liquid Account   Connecticut     Mutual    Total
                                      Return Account
  Connecticut    Mutual    Government CMIA      LifeSpan      Capital
Securities Account                    Appreciation Account
  Connecticut Mutual Income Account   CMIA LifeSpan Balanced Account
  Connecticut Mutual Growth Account   CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.

      |_| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of a Fund and other Former
         Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a thirteen (13) month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.



      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      |_| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares: (1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(5)         one or more  members  of a group  of at  least  1,000  persons  (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996: (1) by the estate of a deceased shareholder;
(2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company;
(6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.


             VI. Special Reduced Sales Charge for Former Shareholders of
                             Advance America Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Equity Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.


          VII. Sales Charge Waivers on Purchases of Class M Shares of
                     Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_| present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_| registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_| dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_| employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_| dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and


|_| dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

-------------------------------------------------------------------------------
For More Information About Oppenheimer Select Managerss
-------------------------------------------------------------------------------

Internet Web Site:
      www.oppenheimerfunds.com

Investment Adviser for Mercury Advisors S&P 500 Index Fund and Mercury Advisors Focus Growth Fund
      Mercury Advisors
      800 Scudders Mill Road
      Plainsboro, New Jersey 08536

Investment Adviser for PGAM Active Balanced Fund,
Jennison Growth Fund, Salomon Brothers Capital Fund and
Gartmore Millenium Growth Fund
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1-800-525-7048

Custodian Bank for PGAM Active Balanced Fund,
Jennison Growth Fund, Salomon Brothers Capital Fund and Gartmore Millenium Growth Fund
      The Bank of New York
      One Wall Street
      New York, New York 10015

Custodian Bank for Master Funds in which the Mercury Advisors S&P 500 Index Fund and the
Mercury Advisors Focus Growth Fund invest
      The Chase Manhattan Bank
      4 Chase MetroTech, 18th Floor
      Brooklyn, New York 11245

Independent Accountants
      KPMG LLP
      950 Seventeenth Street
      Denver, Colorado  80202

Legal Counsel
      Mayer, Brown & Platt
      1675 Broadway
      New York, New York 10019-5820


bog23\Select Managerss_SAI

--------
1. In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan. 2 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs. 3 This provision does not apply to IRAs. 4 This provision does not apply to loans from 403(b)(7) custodial plans. 5 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.



                     OPPENHEIMER SELECT MANAGERS

                              FORM N-1A

                               PART C

                          OTHER INFORMATION

Item 23.   Exhibits:

           (a) Declaration of Trust dated November 10, 2000: Filed herewith.

           (b) By-Laws dated November 10, 2000: Filed herewith.

           (c) (i) Specimen Class A Share Certificate for Mercury Advisors S&P 500 Index Fund: To be filed by amendment.
                (ii) Specimen Class B Share Certificate for Mercury Advisors S&P 500 Index Fund: To be filed by amendment.
                (iii) Specimen Class C Share Certificate for Mercury Advisors S&P 500 Index Fund: To be filed by amendment.
                (iv) Specimen Class N Share Certificate for Mercury Advisors S&P 500 Index Fund: To be filed by amendment.
                (v) Specimen Class Y Share Certificate for Mercury Advisors S&P 500 Index Fund: To be filed by amendment.

                (vi) Specimen Class A Share Certificate for Mercury Advisors Focus Growth Fund: To be filed by amendment. (vii) Specimen Class B Share Certificate for Mercury Advisors Focus Growth
                Fund: To be filed by amendment. (viii) Specimen Class C Share Certificate for Mercury Advisors Focus Growth Fund: To be filed by amendment. (ix) Specimen Class N Share Certificate for Mercury Advisors Focus Growth Fund: To be filed by amendment.
                (x) Specimen Class Y Share Certificate for Mercury Advisors Focus Growth Fund: To be filed by amendment.

                (xi) Specimen Class A Share Certificate for PGAM Active Balanced Fund: To be filed by amendment.
                (xii) Specimen Class B Share Certificate for PGAM Actives Balanced Fund: To be filed by amendment.
                (xiii) Specimen Class C Share Certificate for PGAM Active Balanced Fund: To be filed by amendment.
                (xiv) Specimen Class N Share Certificate for PGAM Active Balanced Fund: To be filed by amendment.
                (xv) Specimen Class Y Share Certificate for PGAM Active Balanced Fund: To be filed by amendment.
                (xvi) Specimen Class A Share  Certificate  for Jennison  Growth
                Fund:  To be filed by amendment.
                (xvii)  Specimen Class B Share  Certificate for Jennison Growth
                Fund:  To be filed by amendment.
                (xviii) Specimen Class C Share  Certificate for Jennison Growth
                Fund:  To be filed by amendment.
                (xix) Specimen Class N Share  Certificate  for Jennison  Growth
                Fund:  To be filed by amendment.
                (xx) Specimen  Class Y Share  Certificate  for Jennison  Growth
                Fund:  To be filed by amendment.

                (xxi) Specimen Class A Share Certificate for Salomon Brothers Capital Fund: To be filed by amendment.
                (xxii) Specimen Class B Share Certificate for Salomon Brothers Capital Fund: To be filed by amendment.
                (xxiii) Specimen Class C Share Certificate for Salomon Brothers Capital Fund: To be filed by amendment.
                (xxiv) Specimen Class N Share Certificate for Salomon Brothers Capital Fund: To be filed by amendment.
                (xxv) Specimen Class Y Share Certificate for Salomon Brothers Capital Fund: To be filed by amendment.

                (xxvi) Specimen Class A Share Certificate for Gartmore Millenium Growth Fund: To be filed by amendment.
                (xxvii) Specimen Class B Share Certificate for Gartmore Millenium Growth Fund: To be filed by amendment.
                (xxviii) Specimen Class C Share Certificate for Gartmore Millenium Growth Fund: To be filed by amendment.
                (xxix) Specimen Class N Share Certificate for Gartmore Millenium Growth Fund: To be filed by amendment.
                (xxx) Specimen Class Y Share Certificate for Gartmore Millenium Growth Fund: To be filed by amendment.

           (d) (i) Investment Advisory Agreement with Registrant on behalf of Mercury Advisors S&P 500 Index Fund: To be filed by amendment.

           (ii) Investment Advisory Agreement with Registrant on behalf of Mercury Advisors Focus Growth Fund: To be filed by amendment.

           (iii) Investment Advisory Agreement with Registrant on behalf of PGAM Active Balanced Fund: To be filed by amendment.

           (iv) Investment Advisory Agreement with Registrant on behalf of Jennison Growth Fund: To be filed by amendment.


           (v) Investment Advisory Agreement with Registrant on behalf of Salomon Brothers Capital Fund: To be filed by amendment.

           (vi) Investment Advisory Agreement with Registrant on behalf of Gartmore Millenium Growth Fund: To be filed by amendment.

           (vii) Subadvisory Agreement with respect to Select Managers Active Balanced Fund: To be filed by amendment.

           (viii)  Subadvisory  Agreement with respect to Jennison Growth Fund:
To be filed by amendment.

           (ix) Subadvisory  Agreement with respect to Salomon Brothers Capital
      Fund:  To be
filed by amendment.

           (x) Subadvisory  Agreement with respect to Gartmore Millenium Growth
      Fund:  To
be filed by amendment.

           (e) (i) General Distributor's Agreement dated ________: To be filed by amendment.

                (ii)   Form  of  Oppenheimer  Funds  Distributor,  Inc.  Dealer
Agreement: Filed with Pre-Effective Amendment No. 2 of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

                (iii)  Form  of  Oppenheimer  Funds  Distributor,  Inc.  Broker
Agreement:
Filed with Pre-Effective Amendment No. 2 of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

                (iv)   Form  of  Oppenheimer  Funds  Distributor,  Inc.  Agency
Agreement:
Filed with Pre-Effective Amendment No. 2 of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

           (f) Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Previously filed with Post-Effective Amendment No. 43 to the Registration Statement of Oppenheimer Quest For Value Funds (Reg. No. 333-31533), 12/21/98, and incorporated herein by reference.

           Broker Agreement between Oppenheimer Fund Management, Inc. and Newbridge Securities, Inc. dated October 1, 1986: Previously filed with Post-Effective Amendment No. 25 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 11/1/86, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

           (g)  (i) Custody  Agreement  between  Registrant  and The Bank of New
                York: To be filed by amendment. (ii) Foreign Custody Manager Agreement between Registrant and The Bank of New York: To be filed by amendment.

           (h)  Not applicable.

           (i) Opinion and Consent of Counsel dated ________: To be filed by amendment.

           (j) Independent Auditors' Consent: To be filed by amendment.

           (k)  Not applicable.

           (l) Investment Letter dated ________ from OppenheimerFunds, Inc. to Registrant: To be filed by amendment.

           (m) (i) Service Plan and Agreement for Class A shares dated ________: To be filed by amendment.

                (ii) Distribution and Service Plan and Agreement for Class B shares dated ________: To be filed by amendment.

                (iii)Distribution and Service Plan and Agreement for Class C shares dated ________: To be filed by amendment.

                (iv) Distribution and Service Plan and Agreement for Class N shares dated ________: To be filed by amendment.

           (n) OppenheimerFunds Multiple Class Plan under Rule 18f-3 dated 8/24/99: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Senior Floating Rate Fund (Reg. No. 333-82579), and incorporated herein by reference.

(o)   Reserved.

(p) Code of Ethics of the Registrant and of the master funds: To be filed by amendment.

           --   Powers of Attorney:  To be filed by amendment.

Item 25.   Persons Controlled by or Under Common Control with Registrant
--------
--------------------------------------------------------------------------------

           None





Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

 (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position      Other Business and Connections
with OppenheimerFunds, Inc.    During the Past Two Years

Amy Adamshick,
Vice President

Charles E. Albers,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager of certain Oppenheimer funds (since April
                               1998); a Chartered Financial Analyst.
Edward Amberger,
Assistant Vice President       None.

Janette Aprilante,
Assistant Vice President       None.

Victor Babin,
Senior Vice President          None.

Bruce L. Bartlett,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager of certain Oppenheimer funds.

George Batejan,
Executive Vice President/
Chief Information Officer      Formerly Senior Vice President (until May 1998).

Connie Bechtolt,
Assistant Vice President       None.

Kathleen Beichert,
Vice President                 None.



Rajeev Bhaman,
Vice President                 None.

Mark Binning
Assistant Vice President       None.

Robert J. Bishop,
Vice President                 Vice President of Mutual Fund Accounting  (since
                               May 1996); an officer of other Oppenheimer funds.

John R. Blomfield,
Vice President                 None.

Chad Boll,
Assistant Vice President       None

Scott Brooks,
Vice President                 None.

Jeffrey Burns,
Vice                           President,   Assistant  Counsel  Stradley,  Ronen
                               Stevens and Young,  LLP (February  1998-September
                               1999).
Bruce Burroughs,
Vice President

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division  Formerly,  Assistant Vice President of Rochester
                               Fund Services, Inc.

Michael A. Carbuto,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of Centennial Asset Management Corporation.

John Cardillo,
Assistant Vice President       None.

Elisa Chrysanthis
Assistant Vice President       None.

H.C. Digby Clements,
Vice President: Rochester Division  None.



O. Leonard Darling,
Vice Chairman, Executive Vice
President and Chief Investment
Officer and Director           Chairman  of the  Board  and a  director  (since
                               June 1999) and Senior  Managing  Director (since
                               December 1998) of HarbourView  Asset  Management
                               Corporation;  a director  (since  March 2000) of
                               OFI Private  Investments,  Inc.;  Trustee (1993)
                               of  Awhtolia  College - Greece;  formerly  Chief
                               Executive    Officer   of   HarbourView    Asset
                               Management  Corporation  (December  1998  - June
                               1999).

John Davis
Assistant Vice President       EAB Financial (April 1998-February 1999).

Robert A. Densen,
Senior Vice President          None.

Ruggero de'Rossi
Vice President                 Formerly, Chief Strategist at ING Barings (July
                               1998 - March 2000).

Sheri Devereux,
Vice President                 None.

Max Dietshe
Vice President                 Deloitte & Touche LLP (1989-1999).

Craig P. Dinsell
Executive Vice President       None.

John Doney,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director   Executive Vice President  (since September 1993)
                               and a  director  (since  January  1992)  of  the
                               Distributor;  Executive Vice President,  General
                               Counsel  (since  September  1995) and a director
                               (since   August  1994)  of   HarbourView   Asset
                               Management  Corporation,  Shareholder  Services,
                               Inc.,  Shareholder Financial Services,  Inc. and
                               Oppenheimer  Partnership Holdings,  Inc., of OFI
                               Private  Investments,  Inc.  (since March 2000),
                               and of PIMCO  Trust  Company  (since  May 2000);
                               President  and a director  of  Centennial  Asset
                               Management  Corporation  (since  September 1995)
                               and of Oppenheimer Real Asset  Management,  Inc.
                               (since  July  1996);   Vice   President   and  a
                               director     (since     September    1997)    of
                               OppenheimerFunds    International    Ltd.    and
                               Oppenheimer  Millennium  Funds  plc;  a director
                               (since  April 2000) of  OppenheimerFunds  Legacy
                               Program, a charitable trust program  established
                               by  the  Manager;  General  Counsel  (since  May
                               1996)  and  Secretary   (since  April  1997)  of
                               Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.

Bruce Dunbar,
Vice President                 None.

Daniel Engstrom,
Assistant Vice President       None.


Armond Erpf
Assistant Vice President       None.

George Evans,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Edward N. Everett,
Assistant Vice President       None.

George Fahey,
Vice President                 None.

Leslie A. Falconio,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds (since 6/99).

Scott Farrar,
Vice President                 Assistant  Treasurer of  Oppenheimer  Millennium
                               Funds plc (since October 1997); an officer of other Oppenheimer funds.

Katherine P. Feld,
Vice President, Senior Counsel
and Secretary                  Vice    President    and    Secretary   of   the
                               Distributor;    Secretary    and   Director   of
                               Centennial  Asset Management  Corporation;  Vice
                               President  and  Secretary  of  Oppenheimer  Real
                               Asset    Management,    Inc.;    Secretary    of
                               HarbourView   Asset   Management    Corporation,
                               Oppenheimer    Partnership    Holdings,    Inc.,
                               Shareholder   Financial   Services,   Inc.   and
                               Shareholder Services, Inc.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division             An officer,  Director and/or  portfolio  manager
                               of  certain  Oppenheimer  funds;   presently  he
                               holds the following  other  positions:  Director
                               (since  1995) of ICI Mutual  Insurance  Company;
                               Governor  (since  1994) of St.  John's  College;
                               Director    (since    1994   -    present)    of
                               International  Museum of  Photography  at George
                               Eastman House..



David Foxhoven,
Assistant Vice President       Formerly Manager,  Banking Operations Department
                               (July 1996 - November 1998).

Colleen Franca,
Assistant Vice President       None.

Crystal French
Vice President                 None.

Dan Gangemi,
Vice President                 None.

Subrata Ghose
Assistant Vice President       Formerly,    Equity    Analyst    at    Fidelity
                               Investments (1995 - March 2000).

Charles Gilbert,
Assistant Vice President       None.

Alan Gilston,
Vice President                 None.

Jill Glazerman,
Vice President                 None.


Paul Goldenberg,
Vice President

Mikhail Goldverg
Assistant Vice President       None.

Laura Granger,
Vice President

Jeremy Griffiths,
Executive Vice President,
Chief Financial Officer and
Director Chief Financial Officer, Treasurer and director of Oppenheimer Acquisition Corp.; Executive Vice President of HarbourView Asset Management Corporation; President. Chief Executive Officer and director of PIMCO Trust Company; director of OppenheimerFunds, Legacy Program (charitable trust program); Vice President of OFI Private Investments, Inc. and a Member and Fellow of the Institute of Chartered Accountants.

Robert Grill,
Senior Vice President          None.

Robert Guy,
Senior Vice President          None.

Robert Haley,
Assistant Vice President       None.

Kelly Haney,
Assistant Vice President

Thomas B. Hayes,
Vice President                 None.

Dorothy Hirshman,
Assistant Vice President       None

Merryl Hoffman,
Vice President and
Senior Counsel                 None

Merrell Hora,
Assistant Vice President       None.
Scott T. Huebl,
Vice President                 None.

James Hyland,
Assistant Vice President       Formerly   Manager  of  Customer   Research  for
                               Prudential  Investments  (February  1998  - July
                               1999).

David Hyun,
Vice President Formerly portfolio manager, technology analyst and research associate at Fred Alger Management, Inc. (August 1993 - June 2000).

Steve Ilnitzki,
Senior Vice President          Formerly  Vice  President of Product  Management
                               at Ameritrade (until March 2000).


Kathleen T. Ives,
Vice President                 None.

William Jaume,
Vice President                 Senior  Vice  President  (since  April  2000) of
                               HarbourView Asset Management Corporation.

Frank Jennings,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Andrew Jordan,
Assistant Vice President       None.

Deborah Kaback,
Vice President and
Senior Counsel                 Senior Vice President and Deputy General
                               Counsel of Oppenheimer Capital (April
                               1989-November 1999).

Lewis Kamman
Vice President                 Senior  Consultant  for  Bell  Atlantic  Network
                               Integration, Inc. (June 1997-December 1998).

Jennifer Kane
Assistant Vice President       None.



Lynn Oberist Keeshan
Senior Vice President          Formerly  (until  March  1999)  Vice  President,
                               Business   Development   and   Treasury  at  Liz
                                 Claiborne, Inc.

Thomas W. Keffer,
Senior Vice President          None.

Erica Klein,
Assistant Vice President       None.

Walter Konops,
Assistant Vice President       None.

Avram Kornberg,
Senior Vice President          None.

Jimmy Kourkoulakos,
Assistant Vice President.      None.
John Kowalik,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager for certain OppenheimerFunds.

Joseph Krist,
Assistant Vice President       None.

Christopher Leavy
Senior Vice President Vice President and Portfolio Manager at Morgan Stanley Investment Management (1997-September 2000) and an Analyst and Portfolio Manager at Crestar Asset Management (1995-1997).

Michael Levine,
Vice President                 None.

Shanquan Li,
Vice President                 None.

Mitchell J. Lindauer,
Vice President and Assistant
General Counsel                None.

Malissa Lischin
Assistant Vice President       Formerly    Associate    Manager,     Investment
                               Management  Analyst at Prudential  (1996 - March
                               2000).


David Mabry,
Vice President                 None.

Bridget Macaskill,
Chairman, Chief Executive Officer
and Director                   President,   Chief   Executive   Officer  and  a
                               director  (since  March  2000)  of  OFI  Private
                               Investments,   Inc.,   an   investment   adviser
                               subsidiary  of  the  Manager;   Chairman  and  a
                               director of Shareholder  Services,  Inc.  (since
                               August   1994)   and    Shareholder    Financial
                               Services,  Inc. (since September 1995), transfer
                               agent  subsidiaries  of the  Manager;  President
                               (since  September  1995) and a  director  (since
                               October 1990) of Oppenheimer  Acquisition Corp.,
                               the Manager's parent holding company;  President
                               (since  September  1995) and a  director  (since
                               November   1989)  of   Oppenheimer   Partnership
                               Holdings,  Inc., a holding company subsidiary of
                               the  Manager;  President  and a director  (since
                               October 1997) of OppenheimerFunds  International
                               Ltd., an offshore fund management  subsidiary of
                               the Manager and of Oppenheimer  Millennium Funds
                               plc; a director of HarbourView  Asset Management
                               Corporation    (since    July   1991)   and   of
                               Oppenheimer Real Asset  Management,  Inc. (since
                               July 1996), investment adviser subsidiaries of the Manager; a director (since April 2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director of Prudential Corporation plc (a U.K.
                               financial service company); President and a trustee of other Oppenheimer funds; formerly
                               President  of the  Manager  (June  1991 - August
                               2000).

Steve Macchia,
Vice President                 None.

Marianne Manzolillo,
Assistant Vice President

Philip T. Masterson,
Vice President                 None.

Loretta McCarthy,
Executive Vice President       None.


Lisa Migan,
Assistant Vice President       None.

Andrew J. Mika
Senior Vice President Formerly a Second Vice President for Guardian Investments (June 1990 - October
                               1999).

Joy Milan
Assistant Vice President       None.

Denis R. Molleur,
Vice President and
Senior Counsel                 None.

Nikolaos Monoyios,
Vice                           President  A  Vice  President   and/or  portfolio
                               manager of certain Oppenheimer funds.
Margaret Mudd
Assistant                      Vice   President   Formerly   Vice   President  -
                               Syndications  of Sanwa Bank  California  (January
                             1998 - September 1999).

John Murphy,
President, Chief Operating
Officer                        and    Director     President    of    MassMutual
                               Institutional  Funds  and  the MML  Series  Funds
                              until September 2000.

Kenneth Nadler,
Vice President                 None.

David Negri,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President       None.

Robert A. Nowaczyk,
Vice President                 None.

Ray Olson,
Assistant Vice President       None.

Gina M. Palmieri,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds (since June 1999).

Frank Pavlak,
Vice President                 Formerly.  Branch  Chief of  Investment  Company
                               Examinations  at U.S.  Securities  and  Exchange
                               Commission (January 1981 - December 1998).

James Phillips
Assistant Vice President       None.

David Pellegrino
Vice President                 None.

Jane Putnam,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.


Michael Quinn,
Assistant Vice President       None.

Julie Radtke,
Vice President                 None.

Thomas Reedy,
Vice President Vice President (since April 1999) of HarbourView Asset Management Corporation; an officer and/or portfolio manager of certain Oppenheimer funds.

John Reinhardt,
Vice President: Rochester Division  None

David Robertson,
Senior Vice President

Jeffrey Rosen,
Vice President                 None.

Marci Rossell,
Vice President and             Corporate Economist  Economist    with   Federal
                               Reserve  Bank  of  Dallas  (April  1996 -  March
                               1999).

Richard H. Rubinstein,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager of certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President       None.
James Ruff,
Executive Vice President       President and director of the Distributor;  Vice
                               President  (since  March  2000)  of OFI  Private
                                Investments, Inc.

Andrew Ruotolo
Executive Vice President       President and director of Shareholder  Services,
                               Inc.;  formerly  Chief  Operations  Officer  for
                               American     International     Group     (August
                              1997-September 1999).

Rohit Sah,
Assistant Vice President       None.


Valerie Sanders,
Vice President                 None.

Kenneth Schlupp
Assistant Vice President       Assistant Vice  President  (since March 2000) of
                               OFI Private Investments, Inc.

Jeff Schneider,
Vice President                 Formerly  (until  May 1999)  Director,  Personal
                               Decisions International.

Ellen Schoenfeld,
Vice President                 None.

Allan Sedmak
Assistant Vice President       None.

Jennifer Sexton,
Vice President                 None.

Martha Shapiro,
Assistant Vice President       None.

Connie Song,
Assistant Vice President       None.

Richard Soper,
Vice President                 None.

Keith Spencer,
Vice President                 None.


Cathleen Stahl,
Vice President                 Assistant  Vice  President  & Manager of Women &
                                Investing Program

Richard A. Stein,
Vice President: Rochester Division  Assistant  Vice  President  (since 1995) of
                               Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager of certain Oppenheimer funds.


Jayne Stevlingson,
Vice President                 None.

Gregg Stitt,
Assistant Vice President       None.

John Stoma,
Senior Vice President          None.

Deborah Sullivan,
Assistant Vice President,
Assistant Counsel

Kevin Surrett,
Assistant Vice President       Assistant Vice President of Product Development
                               At Evergreen Investor Services,  Inc. (June 1995
-
                               May 1999).

James C. Swain,
Vice Chairman of the Board Chairman, CEO and Trustee, Director or Managing Partner of the Denver-based Oppenheimer Funds; formerly, President and Director of Centennial Asset Management Corporation and Chairman of the Board of Shareholder Services, Inc.

Susan Switzer,
Assistant Vice President       None.

Anthony A. Tanner,
Vice President: Rochester Division  None.



Paul Temple,
Vice President                 Formerly  (until May 2000)  Director  of Product
                               Development at Prudential.

Angela Uttaro,
Assistant Vice President       None.

Mark Vandehey,
Vice President                 None.

Maureen VanNorstrand,
Assistant Vice President       None.


Annette Von Brandis,
Assistant Vice President       None.

Phillip Vottiero,
Vice President                 Chief  Financial  officer for the Sovlink  Group
                               (April 1996 - June 1999).

Sloan Walker
Vice President

Teresa Ward,
Vice President                 None.

Jerry Webman,
Senior Vice President          Senior  Investment  Officer,  Director  of Fixed
                               Income.

Barry Weiss,
Assistant Vice President       Fitch IBCA (1996 - January 2000)

Christine Wells,
Vice President                 None.

Joseph Welsh,
Assistant Vice President       None.

Catherine White,
Assistant Vice President

William L. Wilby,
Senior                         Vice   President   Senior   Investment   Officer,
                               Director of International  Equities;  Senior Vice
                               President   of   HarbourView   Asset   Management
                               Corporation.
Donna Winn,
Senior Vice President          Vice   President   (since  March  2000)  of  OFI
                               Private Investments, Inc.

Brian W. Wixted,
Senior Vice President and
Treasurer                      Treasurer  (since  March  1999)  of  HarbourView
                               Asset   Management   Corporation,    Shareholder
                               Services,    Inc.,    Oppenheimer   Real   Asset
                               Management  Corporation,  Shareholder  Financial
                               Services,   Inc.  and  Oppenheimer   Partnership
                               Holdings,  Inc.,  of  OFI  Private  Investments,
                               Inc. (since March 2000) and of  OppenheimerFunds
                               International  Ltd. and  Oppenheimer  Millennium
                               Funds plc (since May 2000);  Treasurer and Chief
                               Financial  Officer  (since  May  2000)  of PIMCO
                               Trust Company;  Assistant Treasurer (since March
                               1999) of  Oppenheimer  Acquisition  Corp. and of
                               Centennial  Asset  Management  Corporation;   an
                               officer  of other  Oppenheimer  funds;  formerly
                               Principal and Chief Operating  Officer,  Bankers
                               Trust  Company - Mutual Fund  Services  Division
                               (March 1995 - March 1999).

Carol Wolf,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; serves on the Board of Chinese Children Adoption International Parents Council, Supporters of Children, and the Advisory Board of Denver Children's Hospital
                              Oncology Department.

Kurt Wolfgruber
Senior Vice President          Senior Investment Officer,  Director of Domestic
                               Equities;   member  of  the  Investment  Product
                               Review Committee and the Executive  Committee of
                               HarbourView   Asset   Management    Corporation;
                               formerly (until April 2000) a Managing Director and Portfolio Manager at J.P. Morgan Investment
                                Management, Inc.

Caleb Wong,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds (since June 1999) .




Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                Assistant  Secretary  of  Shareholder  Services,
                               Inc.  (since  May 1985),  Shareholder  Financial
                               Services,    Inc.    (since    November   1989),
                               OppenheimerFunds    International    Ltd.    and
                               Oppenheimer  Millennium Funds plc (since October
                               1997); an officer of other Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division             None.


Neal Zamore,
Vice President                 Director  e-Commerce;  formerly (until May 2000)
                               Vice President at GE Capital.

Mark Zavanelli,
Assistant Vice President       None.

Arthur J. Zimmer,
Senior                         Vice President Senior Vice President (since April
                               1999) of HarbourView Asset Management Corporation; Vice President of Centennial Asset Management Corporation; an officer and/or portfolio manager of certain Oppenheimer funds.

Susan Zimmerman,
Vice President                 None.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as set forth below:

           New York-based Oppenheimer Funds

           Oppenheimer California Municipal Fund Oppenheimer Capital Appreciation Fund Oppenheimer Capital Preservation Fund Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Emerging Technologies Fund Oppenheimer Enterprise Fund Oppenheimer Europe Fund Oppenheimer Global Fund Oppenheimer Global Growth &
           Income Fund  Oppenheimer  Gold & Special  Minerals  Fund  Oppenheimer
           Growth Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Large Cap Growth Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc. Oppenheimer Trinity Core Fund Oppenheimer Trinity Growth Fund Oppenheimer Trinity Value Fund Oppenheimer U.S. Government Trust Oppenheimer World Bond Fund

           Quest/Rochester Funds

           Limited Term New York Municipal Fund
           Oppenheimer Convertible Securities Fund
           Oppenheimer MidCap Fund
           Oppenheimer Quest Capital Value Fund, Inc.
           Oppenheimer Quest For Value Funds
           Oppenheimer Quest Global Value Fund, Inc.
           Oppenheimer Quest Value Fund, Inc.
           Rochester Fund Municipals

           Denver-based Oppenheimer Funds

           Centennial America Fund, L.P. Centennial California Tax Exempt Trust Centennial Government Trust Centennial Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Champion Income Fund Oppenheimer Capital Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Opportunity Fund Oppenheimer Main Street Small Cap Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Fund Oppenheimer Real Asset Fund Oppenheimer Senior Floating Rate Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds Panorama Series Fund, Inc.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp. and OFI Private Investments, Inc. is Two World Trade Center, New York, New York 10048-0203.

The address of the New York-based Oppenheimer Funds, the Quest Funds, the Rochester-based funds, the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal             Positions & Offices    Positions & Offices
Business Address             with Underwriter       with Registrant

Jason Bach                   Vice President         None
31 Raquel Drive
Marietta, GA 30064

William Beardsley (2)        Vice President         None

Peter Beebe                  Vice President         None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship       Vice President         None
17011 Woodbank
Spring, TX  77379

Kevin Brosmith               Senior Vice President  None.
856 West Fullerton
Chicago, IL  60614

Susan Burton(2)              Vice President         None


Robert Coli                  Vice President         None
12 White Tail Lane
Bedminster, NJ 07921

William Coughlin             Vice President         None
1730 N. Clark Street
#3203
Chicago, IL 60614

Jeff Damia(2)                Vice President         None

Stephen Demetrovits(2)       Vice President         None

Christopher DeSimone         Vice President         None
5105 Aldrich Avenue South
Minneapolis, MN 55419

Michael Dickson              Vice President         None
21 Trinity Avenue
Glastonburg, CT 06033

Joseph DiMauro               Vice President         None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

Steven Dombrowser            Vice President         None

Andrew John Donohue(2)       Executive Vice         Secretary
                             President and Director

G. Patrick Dougherty (2)     Vice President         None

Cliff Dunteman               Vice President         None
940 Wedgewood Drive
Crystal Lake, IL 60014

Wendy H. Ehrlich             Vice President         None
4 Craig Street
Jericho, NY 11753
Kent Elwell                  Vice President         None
35 Crown Terrace
Yardley, PA  19067


George Fahey                 Vice President         None
9 Townview Ct.
Flemington, NJ 08822

Eric Fallon                  Vice President         None
10 Worth Circle
Newton, MA  02158

Katherine P. Feld(2)         Vice President and     None
                               Corporate Secretary

Mark Ferro                   Vice President         None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)        Vice President         None

Brian Flahive                Assistant Vice President    None

John ("J") Fortuna(2)        Vice President         None

Ronald R. Foster             Senior Vice President  None
11339 Avant Lane
Cincinnati, OH 45249

Victoria Friece(1)           Assistant Vice President    None

Luiggino Galleto             Vice President         None
10302 Riesling Court
Charlotte, NC 28277

Michelle Gans                Vice President         None
18771 The Pines
Eden Prairie, MN 55347

L. Daniel Garrity            Vice President         None
27 Covington Road
Avondale Estates, GA 30002



Lucio Giliberti              Vice President         None
6 Cyndi Court
Flemington, NJ 08822

Ralph Grant(2)               Senior Vice President/ None
                             National Sales Manager
Michael Guman                Vice President         None
3913 Pleasent Avenue
Allentown, PA 18103

Webb Heidinger               Vice President         None
90 Gates Street
Portsmouth, NH 03801

Phillip Hemery               Vice President         None
184 Park Avenue
Rochester, NY 14607

Brian Husch(2)               Vice President         None

Edward Hrybenko (2)          Vice President         None

Richard L. Hymes(2)          Assistant Vice President    None

Byron Ingram(1)              Assistant Vice President    None

Kathleen T. Ives(1)          Vice President         None

Eric K. Johnson              Vice President         None
28 Oxford Avenue
Mill Valley, CA 94941

Mark D. Johnson              Vice President         None
409 Sundowner Ridge Court
Wildwood, MO  63011

Elyse Jurman                 Vice President         None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062

John Kavanaugh               Vice President         None
2 Cervantes Blvd., Apt. #301
San Francisco, CA 94123



Brian G. Ely                 Vice President         None
60 Larkspur Road
Fairfield, CT  06430

Michael Keogh(2)             Vice President         None

Lisa Klassen(1)              Assistant Vice President    None
Richard Klein                Senior Vice President  None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Brent Krantz                 Vice President         None
2609 SW 149th Place
Seattle, WA 98166

Oren Lane                    Vice President         None
5286 Timber Bend Drive
Brighton, MI  48116

Dawn Lind                    Vice President         None
21 Meadow Lane
Rockville Centre, NY 11570

James Loehle                 Vice President         None
30 Wesley Hill Lane
Warwick, NY 10990

John Lynch (2)               Vice President         None

Michael Magee(2)             Vice President         None

Steve Manns                  Vice President         None
1941 W. Wolfram Street
Chicago, IL  60657

Todd Marion                  Vice President         None
3 St. Marks Place
Cold Spring Harbor, NY 11724

LuAnn Mascia(2)              Assistant Vice President    None

Theresa-Marie Maynier        Vice President         None
2421 Charlotte Drive
Charlotte, NC  28203


Anthony Mazzariello          Vice President         None
704 Beaver Road
Leetsdale, PA 15056

John McDonough               Vice President         None
3812 Leland Street
Chevy Chase, MD  20815

Kent McGowan                 Vice President         None
18424 12th Avenue West
Lynnwood, WA 98037

Laura Mulhall(2)             Senior Vice President  None

Charles Murray               Vice President         None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                 Vice President         None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marie Nakamura        Vice President         None
4111 Colony Plaza
Newport Beach, CA 92660

John Nesnay                  Vice President         None
9511 S. Hackberry Street
Highlands Ranch, CO 80126

Kevin Neznek(2)              Vice President         None

Chad V. Noel                 Vice President         None
2408 Eagleridge Drive
Henderson, NV  89014

Raymond Olson(1)             Assistant Vice President    None
                             & Treasurer

Alan Panzer                  Assistant Vice President    None
925 Canterbury Road, Apt. #848
Atlanta, GA 30324

Kevin Parchinski             Vice President         None
8409 West 116th Terrace
Overland Park, KS 66210
Gayle Pereira                Vice President         None
2707 Via Arboleda
San Clemente, CA 92672

Brian Perkes                 Vice President         None
8734 Shady Shore Drive
Frisco, TX 75034

Charles K. Pettit            Vice President         None
22 Fall Meadow Drive
Pittsford, NY  14534

Bill Presutti(2)             Vice President         None

Steve Puckett                Vice President         None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)              Senior Vice President  None

Minnie Ra                    Vice President         None
100 Dolores Street, #203
Carmel, CA 93923

Dustin Raring                Vice President         None
184 South Ulster
Denver, CO 80220

Michael Raso                 Vice President         None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

Douglas Rentschler           Vice President         None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Michelle Simone - Ricter(2)  Assistant Vice President    None

Ruxandra Risko(2)            Vice President         None

David Robertson(2)           Senior Vice President, None
                              Director of Variable
                             Accounts


Kenneth Rosenson             Vice President         None
26966 W. Malibu
Cove Colony Drive
Malibu, CA 90265

James Ruff(2)                President & Director   None

William Rylander (2)         Vice President         None

Alfredo Scalzo               Vice President         None
9616 Lale Chase Island Way
Tampa, FL  33626

Michael Sciortino            Vice President         None
785 Beau Chene Drive
Mandeville, LA  70471

Eric Sharp                   Vice President         None
862 McNeill Circle
Woodland, CA  95695

Kristen Sims (2)             Vice President         None

Douglas Smith                Vice President         None
808 South 194th Street
Seattle,WA 98148

David Sturgis                Vice President         None
81 Surrey Lane
Boxford, MA 01921

Brian Summe                  Vice President         None
239 N. Colony Drive
Edgewood, KY 41017

Michael Sussman(2)           Vice President         None

Andrew Sweeny                Vice President         None
5967 Bayberry Drive
Cincinnati, OH 45242

George Sweeney               Senior Vice President  None
5 Smokehouse Lane
Hummelstown, PA  17036


Scott McGregor Tatum         Vice President         None
704 Inwood
Southlake, TX  76092

Martin Telles(2)             Senior Vice President  None

David G. Thomas              Vice President         None
2200 North Wilson Blvd.
Suite 102-176
Arlington, VA 22201

Tanya Valency (2)            Assistant Vice President    None

Mark Vandehey(1)             Vice President         None

Brian Villec (2)             Vice President         None

Andrea Walsh(1)              Vice President         None

Suzanne Walters(1)           Assistant Vice President    None

Michael Weigner              Vice President         None
5722 Harborside Drive
Tampa, FL 33615

Donn Weise                   Vice President         None
3249 Earlmar Drive
Los Angeles, CA  90064

Marjorie Williams            Vice President         None
6930 East Ranch Road
Cave Creek, AZ  85331

Cary Wozniak                 Vice President         None
18808 Bravata Court
San Diego, CA 92128

Gregor Yuska(2)              Vice President         None

(1)6803 South Tucson Way, Englewood, CO 80112
(2)Two World Trade Center, New York, NY 10048
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.


Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of November, 2000.

                                OPPENHEIMER SELECT MANAGERS

                          By: /s/ Bridget A. Macaskill*
                            ------------------------------------
                              Bridget A. Macaskill
                            Chairman of the Board and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures                Title                     Date
------------              -----                     ------

/s/ Leon Levy*            Chairman of the
----------------------------------                  Board of Trustees
November 13, 2000
Leon Levy

/s/ Donald W. Spiro*      Vice Chairman of the      November 13, 2000
----------------------------------                  Board and Trustee
Donald W. Spiro

/s/ Bridget A. Macaskill* President and             November 13, 2000
---------------------------------                   Chief Executive
Bridget A. Macaskill      Officer and Trustee

/s/ Brian W. Wixted*      Treasurer and Chief       November 13, 2000
---------------------------------                   Financial and
Brian W. Wixted           Accounting Officer

/s/ Robert G. Galli*      Trustee                   November 13, 2000
----------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths  Trustee                   November 13, 2000
---------------------------------
Phillip A. Griffiths



/s/ Benjamin Lipstein*    Trustee                   November 13, 2000
---------------------------------
Benjamin Lipstein

/s/ Elizabeth B. Moynihan*                          Trustee   November 13, 2000
---------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*   Trustee                   November 13, 2000
---------------------------------
Kenneth A. Randall

/s/ Edward V. Regan*      Trustee                   November 13, 2000
---------------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                       Trustee   November 13, 2000
---------------------------------
Russell S. Reynolds, Jr.

/s/ Clayton K. Yeutter*   Trustee                   November 13, 2000
---------------------------------
Clayton K. Yeutter



By:  /s/ Robert G. Zack*
       ---------------------------------------
       Robert G. Zack, Attorney-in-Fact

                                  EXHIBIT INDEX



Item No.                        Description
--------                        ------------

23(a)                           Declaration of Trust

23(b)                           By-Laws





bog23\SELECT MANAGERS_PTC